                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-06465

                               -----------------

                          THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                One Cityplace,
                         Hartford, Connecticut, 06103
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

       (Name and Address of Agent for Service)              Copy to:
                 Elizabeth M. Forget
                      President                      Robert N. Hickey, Esq.
             The Travelers Series Trust             Sullivan & Worcester LLP
           260 Madison Avenue, 10th Floor             1666 K Street, N.W.
                 New York, NY 10006                  Washington, D.C. 20006

      Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE TRAVELERS SERIES TRUST
CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                              PAR
SECURITY DESCRIPTION                                         AMOUNT       VALUE
----------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 78.8%

AEROSPACE & DEFENSE -- 5.4%
AAR Corp. 1.750%, due 02/01/26 (144A) (a)                  $   900,000 $ 1,028,250
Armor Holdings, Inc., 2.000%/0.000%, due 11/01/24 (b)          880,000   1,071,400
L-3 Communications Corp.
   3.000%, due 08/01/35 (144A)(a)                            1,500,000   1,548,750
   3.000%, due 08/01/35                                        300,000     309,750
Lockheed Martin Corp. 4.499%, due 08/15/33 (c)               1,400,000   1,626,940
                                                                       -----------
                                                                         5,585,090
                                                                       -----------
AIRLINES -- 1.5%
Continental Airlines, Inc. 4.500%, due 02/01/07                600,000     594,750
Frontier Airlines, Inc. 5.000%, due 12/15/25                 1,000,000     975,000
                                                                       -----------
                                                                         1,569,750
                                                                       -----------
BIOTECHNOLOGY -- 6.0%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12             500,000     630,625
Amgen, Inc. 0.976%, due 03/01/32 (d)                         4,000,000   3,025,000
InterMune, Inc. 0.250%, due 03/01/11                         1,000,000     953,750
Invitrogen Corp., 1.500%, due 02/15/24                       1,800,000   1,575,000
                                                                       -----------
                                                                         6,184,375
                                                                       -----------
BUILDING MATERIALS -- 3.2%
Masco Corp., Series B 2.108%, due 07/20/31 (d)               4,500,000   2,092,500
NCI Building Systems, Inc. 2.125%, due 11/15/24                755,000   1,185,350
                                                                       -----------
                                                                         3,277,850
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Euronet Worldwide, Inc. 3.500%, due 10/15/25                 1,200,000   1,419,000
                                                                       -----------
COMPUTERS & PERIPHERALS -- 1.6%
Electronics For Imaging, Inc. 1.500%, due 06/01/23             900,000   1,044,000
Silicon Graphics, Inc. 6.500%, due 06/01/09                    700,000     558,250
                                                                       -----------
                                                                         1,602,250
                                                                       -----------
FINANCIAL - DIVERSIFIED -- 1.7%
Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (d)           1,500,000   1,734,900
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.2%
LifePoint Hospitals, Inc.
   3.250%, due 08/15/25                                      1,800,000   1,539,000
   3.250%, due 08/15/25 (144A)(a)                            1,400,000   1,197,000
Omnicare, Inc. 3.250%, due 12/15/35                            900,000     867,375
Pacificare Health Systems, Inc. 3.000%, due 10/15/32           700,000   2,765,000
                                                                       -----------
                                                                         6,368,375
                                                                       -----------
HEALTHCARE EQUIPMENT & SERVICES -- 1.5%
Cooper Cos., Inc./(The) 2.625%, due 07/01/23                   400,000     522,000
Fisher Scientific International, Inc. 3.250%, due 03/01/24     900,000     970,875
                                                                       -----------
                                                                         1,492,875
                                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Carnival Corp. 1.132%/0.000%, due 04/29/33 (b)                 700,000     493,500
Hilton Hotels Corp. 3.375%, due 04/15/23                       800,000     975,000
Host Marriott LP 3.250%, due 04/15/24 (144A) (a)               900,000   1,164,375
                                                                       -----------
                                                                         2,632,875
                                                                       -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT       VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL - DIVERSIFIED -- 6.2%
3M Co. 2.400%, due 11/21/32 (d)                               $ 1,200,000 $ 1,062,000
Actuant Corp. 2.000%, due 11/15/23                              1,400,000   2,245,250
Danaher Corp. 1.395%, due 01/22/21 (d)                          1,600,000   1,490,000
Roper Industries, Inc. 1.481/0.000%, due 01/15/34 (b)           2,500,000   1,596,875
                                                                          -----------
                                                                            6,394,125
                                                                          -----------
MEDIA -- 2.3%
Charter Communications, Inc.
   5.875%, due 11/16/09                                         1,400,000     976,500
   5.875%(144A), due 11/16/09 (144A)(a)                           450,000     313,875
Liberty Media Corp. 4.000%, due 11/15/29                        1,700,000   1,045,500
                                                                          -----------
                                                                            2,335,875
                                                                          -----------
OIL & GAS -- 3.2%
Halliburton Co. 3.125%, due 07/15/23                              600,000   1,188,750
Pride International, Inc. 3.250%, due 05/01/33                  1,600,000   2,136,000
                                                                          -----------
                                                                            3,324,750
                                                                          -----------
PHARMACEUTICALS -- 8.6%
BioMarin Pharmaceutical, Inc.
   3.500%, due 06/15/08                                         1,300,000   1,384,500
   2.500%, due 03/29/13                                           100,000     105,000
CV Therapeutics, Inc. 2.750%, due 05/16/12                        700,000     966,000
Enzon Pharmaceuticals, Inc. 4.500%, due 07/01/08                1,100,000   1,029,875
Nektar Therapeutics, 3.250%, due 09/28/12 (144A) (a)              900,000   1,045,125
NPS Pharmaceuticals, Inc. 3.000%, due 06/15/08                  1,600,000   1,412,000
Oscient Pharmaceutical Corp. 3.500%, due 04/15/11               1,300,000   1,001,000
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24       1,600,000   1,938,000
                                                                          -----------
                                                                            8,881,500
                                                                          -----------
RETAIL - MULTILINE -- 6.4%
Best Buy Co., Inc. 2.250%, due 01/15/22                           900,000   1,139,625
CBRL Group, Inc. 1.983%, due 04/03/32 (d)                       2,900,000   1,453,625
CKE Restaurants, Inc. 4.000%, due 10/01/23                        500,000   1,020,625
Men's Wearhouse, Inc. 3.125%, due 10/15/23                      1,500,000   1,993,125
Pier 1 Imports Inc. 6.375%/6.125%, due 02/15/36 (144A) (a)(b)     900,000     973,125
                                                                          -----------
                                                                            6,580,125
                                                                          -----------
RETAIL - SPECIALTY -- 0.8%
Wesco International, Inc. 2.625%, due 10/15/25 (144A) (a)         500,000     869,375
                                                                          -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
Amkor Technology, Inc. 5.000%, due 03/15/07                     1,100,000   1,079,375
                                                                          -----------
SOFTWARE -- 7.9%
Mentor Graphics Corp.
   6.360%, due 08/06/23 (c)                                       800,000     782,000
   6.250%, due 03/01/26 (144A)(a)(c)                              800,000     810,000
Open Solutions, Inc.
   1.467%, due 02/02/35                                           575,000     342,125
   1.467%/0.000% due 02/02/35 (144A) (a)(b)                     1,925,000   1,145,375
Openwave Systems, Inc. 2.750%, due 09/09/08                       900,000   1,161,000
RealNetworks, Inc. 0.000%, due 07/01/10 (d)                       900,000     915,750
SafeNet, Inc. 2.500%, due 12/15/10 (144A) (a)                   1,600,000   1,470,000
SINA Corp. 0.000%, due 07/15/23 (d)                             1,200,000   1,458,000
                                                                          -----------
                                                                            8,084,250
                                                                          -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                  SHARES/PAR
SECURITY DESCRIPTION                                                AMOUNT       VALUE
------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 11.3%
ADC Telecommunications, Inc. 5.045%, due 06/15/13 (c)             $ 2,400,000 $  2,661,000
Amdocs, Ltd. 0.500%, due 03/15/24                                   1,100,000    1,095,875
Ciena Corp. 3.750%, due 02/01/08                                    1,700,000    1,615,000
Dobson Communications Corp.1.500%, due 10/01/25 (144A) (a)            900,000      889,875
Juniper Networks Inc. 0.000%, due 06/15/08 (d)                      1,200,000    1,296,000
NII Holdings, Inc. 2.750%, due 08/15/25 (144A) (a)                  1,600,000    2,134,000
RF Micro Devices, Inc. 1.500%, due 07/01/10                           900,000    1,117,125
Time Warner Telecom Inc. 2.375%, due 04/01/26                         650,000      748,312
                                                                              ------------
                                                                                11,557,187
                                                                              ------------
Total Convertible Bonds (Cost $75,270,141)                                      80,973,902
                                                                              ------------
COMMON STOCKS -- 8.7%

BANKS -- 1.8%
Commerce Bancorp, Inc.                                                 49,400    1,810,510
                                                                              ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Corning, Inc. *                                                        38,000    1,022,580
                                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Rowan Companies, Inc.                                                  14,200      624,232
                                                                              ------------
FINANCIAL - DIVERSIFIED -- 2.1%
Capital One Financial Corp.                                            10,300      829,356
Countrywide Financial Corp.                                            36,100    1,324,870
                                                                              ------------
                                                                                 2,154,226
                                                                              ------------
INTERNET SOFTWARE & SERVICES -- 0.7%
Sohu.com, Inc. *                                                       26,700      712,623
                                                                              ------------
IT CONSULTING & SERVICES -- 0.9%
Affiliated Computer Services, Inc. - Class A *                         16,100      960,526
                                                                              ------------
PHARMACEUTICALS -- 0.2%
Oscient Pharmaceuticals Corp. *                                       104,500      209,000
                                                                              ------------
RETAIL - SPECIALTY -- 0.8%
Staples, Inc.                                                          32,300      824,296
                                                                              ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.6%
Sprint Nextel Corp.                                                    21,900      565,896
                                                                              ------------
Total Common Stocks (Cost $7,650,140)                                            8,883,889
                                                                              ------------
CONVERTIBLE PREFERRED STOCK -- 10.3%

BANKS -- 2.9%
Sovereign Capital Trust IV 4.375%, due 03/01/34                        31,400    1,432,625
Washington Mutual Capital Trust I 5.375%, due 05/03/41 (144A) (a)      23,800    1,287,342
Washington Mutual Capital Trust I 5.375%, due 05/03/41                  4,000      216,080
                                                                              ------------
                                                                                 2,936,047
                                                                              ------------
ELECTRIC UTILITIES -- 1.1%
NRG Energy, Inc. 4.000%                                                   900    1,132,875
                                                                              ------------
FINANCIAL - DIVERSIFIED -- 1.1%
Doral Financial Corp. 4.750%                                            6,600    1,076,625
                                                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
Omnicare, Inc., Series B 4.000%                                        13,300      962,322
                                                                              ------------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
-------------------------------------------------------------------------------
INDUSTRIAL - DIVERSIFIED -- 2.0%
United Rentals Trust I 6.500%                              43,700 $   2,064,825
                                                                  -------------
MEDIA -- 1.3%
Interpublic Group of Cos, Inc., Series B 5.250% (144A) (a)  1,440     1,350,000
                                                                  -------------
REAL ESTATE -- 1.0%
Simon Property Group, Inc. 6.000%                          15,200     1,048,192
                                                                  -------------
Total Convertible Preferred Stock (Cost $10,117,597)                 10,570,886
                                                                  -------------
TOTAL INVESTMENTS -- 97.8% (Cost $93,037,878#)                      100,428,677
                                                                  -------------
Other Assets and Liabilities (net) -- 2.2%                            2,295,772
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 102,724,449
                                                                  =============

Portfolio Footnotes
*   Non-income producing security.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 16.8% of net assets.
(b) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(c) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(d) Zero coupon bond - Interest rate represents current yield to maturity.
#   Aggregate cost for federal income tax purposes is substantially the same.

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

The following table summarizes the credit composition of the portfolio holdings of the Convertible Securities Portfolio at March 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                               PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                        PORTFOLIO
-------------------------------------------------------------------------
AAA/Government/Government Agency                                       %
AA                                                                 1.00
A                                                                  9.30
BBB                                                                8.90
BB                                                                14.10
B                                                                 10.30
Below B                                                           35.50
Equities/Other                                                    20.90
Total:                                                           100.00%
                                                                =======

THE TRAVELERS SERIES TRUST
DISCIPLINED MID CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES    VALUE
-------------------------------------------------------------------------
COMMON STOCKS -- 99.5%

AIR FREIGHT & LOGISTICS -- 2.2%
CNF, Inc.                                               68,716 $3,431,677
Ryder System, Inc.                                      29,203  1,307,710
                                                               ----------
                                                                4,739,387
                                                               ----------
AIRLINES -- 0.4%
Alaska Air Group, Inc. *                                25,565    906,279
                                                               ----------
AUTO COMPONENTS -- 0.3%
Advance Auto Parts, Inc.                                15,158    631,179
                                                               ----------
AUTOMOTIVE -- 0.7%
Oshkosh Truck Corp.                                     24,358  1,516,042
                                                               ----------
BANKS -- 4.1%
Colonial BancGroup, Inc.                                28,532    713,300
Comerica, Inc.                                           9,889    573,265
Cullen/Frost Bankers, Inc.                              12,807    688,376
Mercantile Bankshares Corp.                             46,348  1,782,081
Wachovia Corp.                                          23,242  1,302,714
Wilmington Trust Corp.                                  12,214    529,477
Zions Bancorp                                           40,178  3,323,926
                                                               ----------
                                                                8,913,139
                                                               ----------
BIOTECHNOLOGY -- 3.4%
Invitrogen Corp. *                                      11,690    819,820
Millennium Pharmaceuticals, Inc. *                     123,873  1,252,356
Millipore Corp. *                                       50,400  3,682,224
PDL BioPharma, Inc. *                                   19,826    650,293
Techne Corp. *                                           7,068    425,069
ViroPharma, Inc. *                                      54,900    697,230
                                                               ----------
                                                                7,526,992
                                                               ----------
BUILDING MATERIALS -- 0.2%
Toll Brothers, Inc. *                                   14,302    495,278
                                                               ----------
BUILDING PRODUCTS -- 0.6%
Beazer Homes USA, Inc.                                   7,786    511,540
Ryland Group, Inc. (The)                                10,750    746,050
                                                               ----------
                                                                1,257,590
                                                               ----------
BUSINESS SERVICES -- 0.5%
Korn / Ferry International *                            52,206  1,064,480
                                                               ----------
CHEMICALS -- 1.4%
FMC Corp.                                               18,584  1,151,837
Lubrizol Corp.                                          26,005  1,114,314
Scotts Miracle-Gro Co. - Class A                        15,878    726,577
                                                               ----------
                                                                2,992,728
                                                               ----------
COMMERCIAL SERVICES & SUPPLIES -- 6.0%
Banta Corp.                                             17,380    903,412
CSG Systems International, Inc. *                       25,650    596,619
Dun & Bradstreet Corp. (The) *                          12,427    952,902
Education Management Corp. *                            12,436    517,338
Fair Isaac Corp.                                        35,788  1,417,921
Herman Miller, Inc.                                     49,700  1,610,777
Manpower, Inc.                                          45,275  2,588,825
MPS Group, Inc. *                                       91,612  1,401,664
Quanta Services, Inc. *                                 60,520    969,530
Republic Services, Inc.                                 23,236    987,762

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
DISCIPLINED MID CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
West Corp. *                                             26,184 $ 1,169,377
                                                                -----------
                                                                 13,116,127
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.2%
CommScope, Inc. *                                        42,663   1,218,028
Powerwave Technologies, Inc. *                          106,783   1,440,503
                                                                -----------
                                                                  2,658,531
                                                                -----------
COMMUNICATIONS SERVICES -- 1.0%
Alliance Data Systems Corp. *                            45,340   2,120,552
                                                                -----------
COMPUTERS & PERIPHERALS -- 3.1%
Imation Corp.                                            22,000     944,020
Seagate Technology *                                    107,700   2,835,741
Western Digital Corp. *                                 155,248   3,016,469
                                                                -----------
                                                                  6,796,230
                                                                -----------
CONSTRUCTION & ENGINEERING -- 0.7%
Granite Construction, Inc.                               31,500   1,533,420
                                                                -----------
CONSTRUCTION MATERIALS -- 1.0%
Martin Marietta Materials, Inc.                          19,522   2,089,440
                                                                -----------
CONTAINERS & PACKAGING -- 0.2%
Sonoco Products Co.                                      14,233     482,072
                                                                -----------
EDUCATION -- 0.8%
Career Education Corp. *                                 45,878   1,730,977
                                                                -----------
ELECTRIC UTILITIES -- 2.6%
NSTAR                                                    45,789   1,310,023
Pepco Holdings, Inc.                                     74,557   1,699,154
Westar Energy, Inc.                                      28,308     589,090
Wisconsin Energy Corp.                                   51,200   2,047,488
                                                                -----------
                                                                  5,645,755
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.1%
Arrow Electronics, Inc. *                               102,769   3,316,356
Jabil Circuit, Inc. *                                    93,297   3,998,709
Plexus Corp. *                                           47,600   1,788,332
Thomas & Betts Corp. *                                   40,158   2,063,318
Vishay Intertechnology, Inc. *                          151,200   2,153,088
                                                                -----------
                                                                 13,319,803
                                                                -----------
FINANCIAL - DIVERSIFIED -- 2.8%
A.G. Edwards, Inc.                                       38,200   1,904,652
AllianceBernstein Holding LP                             11,800     781,750
Bear Stearns Cos., Inc.                                  10,016   1,389,219
Blackrock, Inc. - Class A                                 8,339   1,167,460
First Marblehead Corp. (The)                             19,725     853,107
                                                                -----------
                                                                  6,096,188
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Bausch & Lomb, Inc.                                      14,899     949,066
Dade Behring Holdings, Inc.                              17,492     624,639
STERIS Corp.                                             31,627     780,555
                                                                -----------
                                                                  2,354,260
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.6%
AmerisourceBergen Corp.                                  45,890   2,215,110
Community Health Systems, Inc. *                         33,294   1,203,578
Coventry Health Care, Inc. *                             64,307   3,471,292
Health Net, Inc. *                                       31,218   1,586,499
Lincare Holdings, Inc. *                                 29,092   1,133,425

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
DISCIPLINED MID CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES     VALUE
-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Manor Care, Inc.                                           12,838 $   569,365
                                                                  -----------
                                                                   10,179,269
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Bob Evans Farms, Inc.                                      36,569   1,086,465
Darden Restaurants, Inc.                                   31,114   1,276,607
                                                                  -----------
                                                                    2,363,072
                                                                  -----------
INDUSTRIAL - DIVERSIFIED -- 0.9%
Crane Co.                                                  12,724     521,811
Trinity Industries, Inc.                                   28,600   1,555,554
                                                                  -----------
                                                                    2,077,365
                                                                  -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Teleflex, Inc.                                             16,895   1,210,189
                                                                  -----------
INDUSTRIALS -- 0.8%
AMB Property Corp. (REIT)                                  33,685   1,828,085
                                                                  -----------
INSURANCE -- 7.8%
American Financial Group, Inc.                             28,901   1,202,571
Aon Corp.                                                  10,002     415,183
Assurant, Inc.                                             48,600   2,393,550
Fidelity National Financial, Inc.                          66,801   2,373,440
First American Corp.                                       38,859   1,521,718
HCC Insurance Holdings, Inc.                               53,696   1,868,621
Ohio Casualty Corp.                                        32,286   1,023,466
Old Republic International Corp.                           41,906     914,389
Radian Group, Inc.                                         55,961   3,371,650
W.R. Berkley Corp.                                         34,881   2,025,191
                                                                  -----------
                                                                   17,109,779
                                                                  -----------
INTERNET SOFTWARE & SERVICES -- 1.0%
CheckFree Corp. *                                          36,374   1,836,887
RealNetworks, Inc. *                                       34,480     284,460
                                                                  -----------
                                                                    2,121,347
                                                                  -----------
IT CONSULTING & SERVICES -- 0.3%
Computer Sciences Corp. *                                   9,982     554,500
                                                                  -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp.                                            16,350     635,361
                                                                  -----------
MACHINERY -- 2.0%
Cummins, Inc.                                              34,206   3,595,051
Timken Co.                                                 25,345     817,883
                                                                  -----------
                                                                    4,412,934
                                                                  -----------
METALS & MINING -- 3.7%
Nucor Corp.                                                20,286   2,125,770
Peabody Energy Corp.                                       70,384   3,548,057
Precision Castparts Corp.                                  23,899   1,419,601
Southern Copper Corp.                                       6,559     554,104
Worthington Industries, Inc.                               23,734     476,104
                                                                  -----------
                                                                    8,123,636
                                                                  -----------
OIL & GAS -- 13.8%
Cooper Cameron Corp. *                                     13,751     606,144
ENSCO International, Inc.                                  63,301   3,256,836
Helmerich & Payne, Inc.                                    19,771   1,380,411
MDU Resources Group, Inc.                                  55,584   1,859,285
National Fuel Gas Co.                                      23,851     780,405
Noble Energy, Inc.                                        101,254   4,447,076

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
DISCIPLINED MID CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES     VALUE
-----------------------------------------------------------------------------
OIL & GAS - CONTINUED
Patterson-UTI Energy, Inc.                                 89,422 $ 2,857,927
Pride International, Inc. *                               117,225   3,655,075
Questar Corp.                                              39,242   2,748,902
SEACOR Holdings, Inc. *                                     8,500     673,200
Tidewater, Inc.                                            89,098   4,920,883
Valero Energy Corp.                                        30,700   1,835,246
XTO Energy, Inc.                                           25,400   1,106,678
                                                                  -----------
                                                                   30,128,068
                                                                  -----------
PAPER & FOREST PRODUCTS -- 0.6%
Rayonier, Inc.                                             28,092   1,280,714
                                                                  -----------
PHARMACEUTICALS -- 3.3%
Barr Pharmaceuticals, Inc. *                               46,226   2,911,314
Cephalon, Inc. *                                           25,919   1,561,620
Endo Pharmaceuticals Holdings, Inc. *                      29,698     974,391
Pharmaceutical Product Development, Inc.                   50,200   1,737,422
                                                                  -----------
                                                                    7,184,747
                                                                  -----------
REAL ESTATE -- 0.8%
Highwoods Properties, Inc. (REIT)                          24,493     826,149
Hospitality Properties Trust (REIT)                        21,559     941,481
                                                                  -----------
                                                                    1,767,630
                                                                  -----------
RETAIL - SPECIALTY -- 5.8%
Abercrombie & Fitch Co. - Class A                          22,598   1,317,463
American Eagle Outfitters, Inc.                            93,368   2,787,969
AutoNation, Inc. *                                         32,673     704,103
Barnes & Noble, Inc.                                       39,819   1,841,629
BJ's Wholesale Club, Inc. *                                35,788   1,127,680
Claire's Stores, Inc.                                      57,239   2,078,348
Dollar Tree Stores, Inc. *                                 34,433     952,761
Foot Locker, Inc.                                          27,756     662,813
Polo Ralph Lauren Corp.                                    14,617     885,936
SUPERVALU, Inc.                                            12,286     378,655
                                                                  -----------
                                                                   12,737,357
                                                                  -----------
ROAD & RAIL -- 1.6%
CSX Corp.                                                  57,700   3,450,460
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.9%
Avnet, Inc. *                                              77,881   1,976,620
Lam Research Corp. *                                       38,042   1,635,806
Microchip Technology, Inc.                                 67,300   2,442,990
Micron Technology, Inc. *                                  83,506   1,229,208
National Semiconductor Corp.                              150,400   4,187,136
ON Semiconductor Corp. *                                  124,600     904,596
TriQuint Semiconductor, Inc. *                            126,080     620,314
                                                                  -----------
                                                                   12,996,670
                                                                  -----------
SOFTWARE -- 1.6%
Cadence Design Systems, Inc. *                            156,245   2,888,970
Transaction Systems Architects, Inc. - Class A *           22,464     701,102
                                                                  -----------
                                                                    3,590,072
                                                                  -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.1%
Amdocs, Ltd. *                                             44,100   1,590,246
Harris Corp.                                               65,804   3,111,871
                                                                  -----------
                                                                    4,702,117
                                                                  -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.5%
NII Holdings, Inc. - Class B *                             18,490   1,090,355
                                                                  -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
DISCIPLINED MID CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                         SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
YRC Worldwide, Inc. *                                                                            3,111 $     118,405
                                                                                                       -------------
Total Common Stocks (Cost $192,645,452)                                                                  217,648,581
                                                                                                       -------------
SHORT-TERM INVESTMENT -- 1.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at $2,275,427 on 04/03/06 collateralized by $2,355,000 U.S. Treasury Note at
  3.875% due 05/15/09 with a value of $2,323,417
  (Cost -- $2,275,000)                                                                     $ 2,275,000     2,275,000
                                                                                                       -------------
TOTAL INVESTMENTS -- 100.5% (Cost $194,920,452#)                                                         219,923,581
                                                                                                       -------------
Other Assets and Liabilities (net) -- (0.5)%                                                              (1,097,787)
                                                                                                       -------------
TOTAL NET ASSETS -- 100.0%                                                                             $ 218,825,794
                                                                                                       =============

Portfolio Footnotes
*   Non-income producing security
#   Aggregate cost for federal income tax purposes is substantially the same.

REIT - Real Estate Investment Trust

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES     VALUE
------------------------------------------------------------------
COMMON STOCKS -- 98.1%
AEROSPACE & DEFENSE -- 1.1%
Raytheon Co.                                    33,600 $ 1,540,224
Rockwell Collins, Inc.                          12,200     687,470
United Technologies Corp.                       31,000   1,797,070
                                                       -----------
                                                         4,024,764
                                                       -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc.                             12,331     389,660
                                                       -----------
AIRLINES -- 1.0%
AirTran Holdings, Inc. *(a)                     77,800   1,408,958
Southwest Airlines Co.                          10,700     192,493
UAL Corp. *                                     54,792   2,187,844
                                                       -----------
                                                         3,789,295
                                                       -----------
AUTO COMPONENTS -- 1.6%
Johnson Controls, Inc.                          55,500   4,214,115
Magna International Inc., - Class A (CAD)        2,700     203,784
Magna International, Inc., - Class A (a)        22,900   1,733,301
                                                       -----------
                                                         6,151,200
                                                       -----------
AUTOMOBILES -- 1.3%
Monaco Coach Corp. (a)                          52,994     710,120
Toyota Motor Corp. (ADR)                        29,300   3,190,770
Winnebago Industries, Inc. (a)                  36,600   1,110,444
                                                       -----------
                                                         5,011,334
                                                       -----------
BANKS -- 9.1%
Bank of America Corp.                          195,700   8,912,178
Cathay General Bancorp (a)                      18,500     696,340
Commerce Bancorp, Inc. (a)                      16,800     615,720
East West Bancorp., Inc. (a)                    73,448   2,831,420
Hudson City Bancorp, Inc.                      133,800   1,778,202
KeyCorp                                         40,200   1,479,360
Mellon Financial Corp.                          10,600     377,360
Mitsubishi UFJ Financial Group, Inc. (ADR) (a) 129,600   1,971,216
Northern Trust Corp.                            87,100   4,572,750
People's Bank                                   16,800     550,200
Popular, Inc. (a)                               18,278     379,451
UCBH Holdings, Inc. (a)                         83,507   1,579,953
Wachovia Corp.                                  85,748   4,806,175
Wells Fargo & Co.                               43,350   2,768,765
Wilmington Trust Corp.                          32,800   1,421,880
                                                       -----------
                                                        34,740,970
                                                       -----------
BEVERAGES -- 1.0%
Coca-Cola Co.                                   59,900   2,508,013
Diageo Plc (ADR)                                 9,700     615,271
SABMiller Plc (GBP)                             29,600     584,834
                                                       -----------
                                                         3,708,118
                                                       -----------
CHEMICALS -- 1.5%
Airgas, Inc.                                    23,500     918,615
FMC Corp.                                       68,429   4,241,229
Praxair, Inc.                                   10,600     584,590
                                                       -----------
                                                         5,744,434
                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Automatic Data Processing, Inc.                    400      18,272
Avery Dennison Corp.                             1,500      87,720
                                                       -----------
                                                           105,992
                                                       -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES     VALUE
------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.6%
Cisco Systems, Inc. *                           51,100 $ 1,107,337
Lucent Technologies, Inc. *(a)                 176,100     537,105
Nortel Networks Corp. *(a)                     246,100     750,605
                                                       -----------
                                                         2,395,047
                                                       -----------
COMPUTERS & PERIPHERALS -- 3.2%
EMC Corp. *                                     52,900     721,027
Hewlett-Packard Co.                            173,500   5,708,150
NCR Corp. *(a)                                  73,300   3,063,207
Sun Microsystems, Inc. *                       424,700   2,178,711
Symbol Technologies, Inc. (a)                   44,500     470,810
                                                       -----------
                                                        12,141,905
                                                       -----------
CONTAINERS & PACKAGING -- 0.4%
Ball Corp.                                      35,900   1,573,497
                                                       -----------
ELECTRIC UTILITIES -- 0.7%
Exelon Corp.                                    17,700     936,330
Mirant Corp. *                                  29,000     725,000
Public Service Enterprise Group, Inc.           13,200     845,328
                                                       -----------
                                                         2,506,658
                                                       -----------
ELECTRICAL EQUIPMENT -- 0.5%
Matsushita Electric Industrial Co., Ltd. (ADR)  80,700   1,786,698
                                                       -----------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Avnet, Inc. *                                  134,400   3,411,072
                                                       -----------
FINANCIAL - DIVERSIFIED -- 16.0%
American Capital Strategies, Ltd. (a)           23,733     834,452
Ameriprise Financial, Inc.                      18,200     820,092
Capital One Financial Corp.                     20,100   1,618,452
CapitalSource, Inc. (a)                         22,177     551,764
Citigroup, Inc.                                266,500  12,586,795
Federal Home Load Mortgage Corp.                97,800   5,965,800
Federal National Mortgage Assoc.               169,576   8,716,206
Golden West Financial Corp. (a)                 79,400   5,391,260
Investors Financial Services Corp. (a)          26,247   1,230,197
Lehman Brothers Holdings, Inc.                   8,800   1,271,864
Merrill Lynch & Co., Inc.                      102,800   8,096,528
Nomura Holdings, Inc. (ADR) (a)                 85,800   1,902,186
Nuveen Investments, - Class A (a)               27,900   1,343,385
SLM Corp.                                      117,400   6,097,756
State Street Corp.                              73,800   4,459,734
                                                       -----------
                                                        60,886,471
                                                       -----------
FOOD & DRUG RETAILING -- 0.4%
CVS Corp.                                       46,100   1,377,007
                                                       -----------
FOOD PRODUCTS -- 1.5%
Archer-Daniels-Midland Co.                      12,200     410,530
Corn Products International, Inc. (a)           23,033     681,086
Kellogg Co.                                     12,200     537,288
Nestle SA (ADR)                                 22,000   1,592,800
Sara Lee Corp.                                  65,500   1,171,140
Unilever NV                                     18,300   1,266,726
                                                       -----------
                                                         5,659,570
                                                       -----------
GAS UTILITIES -- 0.2%
El Paso Corp. (a)                               57,800     696,490
                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Becton, Dickinson & Co.                         26,400   1,625,712

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                  SHARES     VALUE
----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Hologic, Inc. *                                1,540 $    85,239
                                                     -----------
                                                       1,710,951
                                                     -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
Aetna, Inc.                                   16,900     830,466
Cardinal Health, Inc.                         45,100   3,360,852
Omnicare, Inc.                                23,500   1,292,265
                                                     -----------
                                                       5,483,583
                                                     -----------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Boyd Gaming Corp. (a)                         27,247   1,360,715
Marriott International, Inc.,--Class A         6,800     466,480
Royal Caribbean Cruises, Ltd.                 50,100   2,105,202
Starwood Hotels & Resorts Worldwide, Inc.     20,600   1,395,238
                                                     -----------
                                                       5,327,635
                                                     -----------
HOUSEHOLD DURABLES -- 0.1%
Leggett & Platt, Inc.                         18,300     445,971
                                                     -----------
HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co.                          7,600     433,960
                                                     -----------
INDUSTRIAL - DIVERSIFIED -- 3.1%
Chemed Corp. (a)                               3,700     219,558
Crane Co.                                     19,857     814,336
General Electric Co.                         229,850   7,994,183
Rockwell Automation, Inc. (a)                 37,900   2,725,389
                                                     -----------
                                                      11,753,466
                                                     -----------
INSURANCE -- 5.6%
Allstate Corp. (The)                          12,300     640,953
American International Group, Inc.           218,300  14,427,447
Aspen Insurance Holdings, Ltd.                20,800     512,928
Genworth Financial, Inc., - Class A           29,230     977,159
Hartford Financial Services Group, Inc.       13,200   1,063,260
Prudential Financial, Inc.                    24,400   1,849,764
RenaissanceRe Holdings Ltd.                    9,700     423,114
Willis Group Holdings, Ltd.                    7,700     263,802
XL Capital, Ltd., - Class A                   18,400   1,179,624
                                                     -----------
                                                      21,338,051
                                                     -----------
MACHINERY -- 2.2%
Dover Corp.                                   34,200   1,660,752
Eaton Corp.                                   58,232   4,249,189
Illinois Tool Works, Inc.                     22,400   2,157,344
Ingersoll-Rand Co., Ltd., - Class A           12,200     509,838
                                                     -----------
                                                       8,577,123
                                                     -----------
MEDIA -- 3.6%
Gannett Co., Inc.                             79,100   4,739,672
New York Times Co., - Class A (a)            148,500   3,758,535
News Corp., - Class B (a)                     92,600   1,626,056
Omnicom Group, Inc.                           22,700   1,889,775
Walt Disney Co. (The)                         66,200   1,846,318
                                                     -----------
                                                      13,860,356
                                                     -----------
METALS & MINING -- 2.4%
Alcan, Inc.                                   30,600   1,399,338
Alcan, Inc. (CAD)                              1,500      68,700
Alcoa, Inc.                                   46,600   1,424,096
Mittal Steel Co. NV, - Class A (a)            15,200     573,800
Newmont Mining Corp.                          15,800     819,862

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                SHARES     VALUE
--------------------------------------------------------------
METALS & MINING - CONTINUED
Peabody Energy Corp.                        44,000 $ 2,218,040
United States Steel Corp.                   44,186   2,681,206
                                                   -----------
                                                     9,185,042
                                                   -----------
OIL & GAS -- 8.4%
Amerada Hess Corp.                          16,300   2,321,120
Canadian Natural Resources, Ltd.            31,900   1,766,941
Canadian Natural Resources, Ltd. (CAD)      20,900   1,162,703
ConocoPhillips                              37,200   2,349,180
Exxon Mobil Corp.                          321,010  19,536,669
Occidental Petroleum Corp.                  16,700   1,547,255
Talisman Energy Inc.                        56,500   3,004,670
Talisman Energy, Inc. (CAD)                  5,900     313,662
                                                   -----------
                                                    32,002,200
                                                   -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc.                         18,300     570,411
                                                   -----------
PHARMACEUTICALS -- 6.7%
Amylin Pharmaceuticals, Inc. *(a)           27,600   1,351,020
Johnson & Johnson                           62,200   3,683,484
Merck & Co., Inc.                           97,600   3,438,448
Mylan Laboratories, Inc.                    24,300     568,620
Pfizer, Inc.                               301,830   7,521,604
Roche Holding AG (ADR)                       5,800     430,722
Wyeth                                      174,200   8,452,184
                                                   -----------
                                                    25,446,082
                                                   -----------
REAL ESTATE -- 3.8%
Brookdale Senior Living, Inc. (a)            3,000     113,250
Equity Lifestyle Properties, Inc. (REIT)    21,700   1,079,575
Equity Residential (REIT)                   12,000     561,480
General Growth Properties, Inc. (REIT)     240,504  11,753,431
Mitsui Fudosan Co., Ltd. (a)                13,000     299,289
United Dominion Realty Trust, Inc. (REIT)   24,900     710,646
                                                   -----------
                                                    14,517,671
                                                   -----------
RETAIL - MULTILINE -- 4.5%
Dollar General Corp.                       119,300   2,108,031
Kohl's Corp. *                              12,200     646,722
Wal-Mart Stores, Inc.                      308,200  14,559,368
                                                   -----------
                                                    17,314,121
                                                   -----------
RETAIL - SPECIALTY -- 0.8%
Best Buy Co., Inc.                          10,700     598,451
Pier 1 Imports, Inc. (a)                    24,400     283,284
Staples, Inc.                               29,100     742,632
TJX Cos., Inc.                              57,800   1,434,596
                                                   -----------
                                                     3,058,963
                                                   -----------
ROAD & RAIL -- 4.1%
Burlington Northern Santa Fe Corp.          81,300   6,774,729
Canadian National Railway Co.               19,600     887,488
Canadian Natl Ry Co. (CAD)                   9,800     444,553
Laidlaw International, Inc.                 45,000   1,224,000
Norfolk Southern Corp.                     102,980   5,568,129
Old Dominion Freight Line, Inc. *            1,500      40,425
Union Pacific Corp.                          7,600     709,460
                                                   -----------
                                                    15,648,784
                                                   -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.2%
Advanced Micro Devices, Inc. *              40,000   1,326,400

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                     SHARES       VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
FormFactor, Inc. *(a)                                               9,000 $    353,880
KLA-Tencor Corp.                                                   38,100    1,842,516
Lam Research Corp. *                                               17,600      756,800
MKS Instruments, Inc. *(a)                                        133,309    3,123,430
National Semiconductor Corp.                                       40,800    1,135,872
                                                                          ------------
                                                                             8,538,898
                                                                          ------------
SOFTWARE -- 0.7%
Hyperion Solutions Corp. *                                         42,500    1,385,500
Microsoft Corp.                                                    44,160    1,201,594
                                                                          ------------
                                                                             2,587,094
                                                                          ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.2%
AT&T, Inc.                                                        258,800    6,997,952
BellSouth Corp.                                                   128,100    4,438,665
Qwest Communications International, Inc. *(a)                     159,800    1,086,640
Sandvine Corp. *                                                   11,900       23,181
Sprint Nextel Corp.                                                77,300    1,997,432
Verizon Communications, Inc.                                       48,900    1,665,534
                                                                          ------------
                                                                            16,209,404
                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
VF Corp.                                                            6,600      375,540
                                                                          ------------
TOBACCO -- 0.9%
Altria Group, Inc.                                                 50,600    3,585,516
                                                                          ------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Grupo Aeroportuario del Pacifico S.A. de CV (ADR) *(a)             11,000      351,450
                                                                          ------------
Total Common Stocks (Cost $345,883,075)                                    374,422,454
                                                                          ------------
CONVERTIBLE BONDS -- 0.2%
AIRLINES -- 0.1%
AirTran Holdings, Inc., 7.000% due 07/01/23 (a)               $   100,000      186,500
America West Airlines, Inc., 7.500% due 01/18/09                  270,000      371,925
                                                                          ------------
                                                                               558,425
                                                                          ------------
ELECTRONICS -- 0.1%
Coherent, Inc. 2.750%, due 03/01/11 (b)                           210,000      236,250
                                                                          ------------
Total Convertible Bonds (Cost $597,563)                                        794,675
                                                                          ------------
PREFERRED STOCK -- 0.2%
ELECTRIC -- 0.1%
Entergy Corp. 7.625%, due 02/17/09 (a)                              9,400      477,332
                                                                          ------------
INSURANCE -- 0.1%
Platinum Underwriters Holdings, Series A 6.000%, due 02/15/09       4,800      141,120
                                                                          ------------
Total Preferred Stock (Cost $617,492)                                          618,452
                                                                          ------------
SHORT-TERM INVESTMENT -- 1.2%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 3/31/06 at 2.250% to be repurchased at $4,683,878
  on 04/03/06 collateralized by 4,845,000 U.S. Treasury
  Note at 3.875% due 05/15/09 with a value of $4,780,024
  (Cost -- $4,683,000)                                        $ 4,683,000    4,683,000
State Street Navigator Securities Lending Prime Portfolio (c)
  (Cost -- $33,727,890)                                        33,727,890 $ 33,727,890
                                                                          ------------
TOTAL INVESTMENTS -- 99.7% (Cost $351,781,130#)                            380,518,581
                                                                          ------------
Other Assets and Liabilities (net) -- 0.3%                                   1,115,572
                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                $381,634,153
                                                                          ============

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

Portfolio Footnotes
*  Non-income producing security.
(a)All or a portion of security is on loan.
(b)Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 0.10% of net assets.
(c)Represents investment of collateral received from securities lending transactions.
#  Aggregate cost for federal income tax purposes is substantially the same.

   ADR - American Depositary Receipt
   CAD - Canadian Dollar denominated security
   GBP - Great Britain Pound denominated security
   REIT - Real Estate Investment Trust

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                  PAR
SECURITY DESCRIPTION                                             AMOUNT      VALUE
-------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 95.7%

ADVERTISING -- 2.2%
Advanstar Communications, Inc.
   10.750%, due 08/15/10                                        $ 125,000 $   136,563
Series B12.000%, due 02/15/11                                     175,000     185,500
Advanstar, Inc., Series B 15.000%, due 10/15/11                   175,000     184,187
CDRV Investors, Inc. 0.000%/9.625%, due 01/01/15 (a)              725,000     496,625
Lamar Media Corp.
   7.250%, due 01/01/13                                           175,000     180,250
   6.625%, due 08/15/15                                           100,000     100,000
WDAC Subsidiary Corp. 8.375%, due 12/01/14 (144A) (c)             475,000     471,437
                                                                          -----------
                                                                            1,754,562
                                                                          -----------
AEROSPACE & DEFENSE -- 2.1%
Alliant Techsystems, Inc. 6.750%, due 04/01/16                    275,000     279,125
Argo-Tech Corp. 9.250%, due 06/01/11                              150,000     159,000
DRS Technologies, Inc. 6.625%, due 02/01/16 (c)                   300,000     300,000
K&F Acquisition, Inc. 7.750%, due 11/15/14                        125,000     127,188
L-3 Communications Corp.
   6.125%, due 01/15/14                                           425,000     415,437
   6.375%, due 10/15/15                                           200,000     198,000
TransDigm, Inc. 8.375%, due 07/15/11                              250,000     262,500
                                                                          -----------
                                                                            1,741,250
                                                                          -----------
AGRICULTURE -- 0.3%
Eurofresh, Inc. 11.500%, due 01/15/13 (144A) (c)                  275,000     277,750
                                                                          -----------
APPAREL & TEXTILES -- 0.2%
Phillips-Van Heusen Corp. 8.125%, due 05/01/13                    150,000     159,750
                                                                          -----------
AUTO COMPONENTS -- 3.0%
Advanced Accessory Systems LLC 10.750%, due 06/15/11              225,000     175,500
American Tire Distributors Holdings, Inc. 10.750%, due 04/01/13   150,000     138,000
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14             350,000     274,750
Hertz Corp. 8.875%, due 01/01/14 (144A) (c)                       175,000     182,437
Rexnord Corp. 10.125%, due 12/15/12                               200,000     220,500
Stanadyne Corp. Series 1 10.000%, due 08/15/14                    250,000     240,625
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (a)         125,000      65,938
Stoneridge, Inc. 11.500%, due 05/01/12                            250,000     227,500
Tenneco Automotive, Inc. 8.625%, due 11/15/14                     250,000     251,250
TRW Automotive, Inc.
   9.375%, due 02/15/13                                            75,000      81,469
   11.000%, due 02/15/13                                          285,000     319,912
United Components, Inc. 9.375%, due 06/15/13                      225,000     218,250
                                                                          -----------
                                                                            2,396,131
                                                                          -----------
AUTOMOBILES -- 2.1%
Ford Motor Credit Co.
   7.250%, due 10/25/11                                           800,000     729,790
   7.450%, due 07/16/31                                           775,000     579,313
General Motors Corp.
   7.125%, due 07/15/13                                           275,000     206,250
   8.375%, due 07/15/33                                           250,000     184,375
                                                                          -----------
                                                                            1,699,728
                                                                          -----------
BEVERAGES -- 0.5%
Constellation Brands, Inc., Series B 8.000%, due 02/15/08         150,000     156,000

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                          PAR
SECURITY DESCRIPTION                                                     AMOUNT      VALUE
---------------------------------------------------------------------------------------------
BEVERAGES - CONTINUED
Cott Beverages USA, Inc. 8.000%, due 12/15/11                           $ 250,000 $   256,875
                                                                                  -----------
                                                                                      412,875
                                                                                  -----------
BIOTECHNOLOGY -- 0.8%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                           225,000     217,125
Fisher Scientific International, Inc. 6.125%, due 07/01/15                475,000     466,094
                                                                                  -----------
                                                                                      683,219
                                                                                  -----------
BUILDING MATERIALS -- 2.0%
Builders FirstSource, Inc. 8.999%, due 02/15/12 (d)                       200,000     206,000
Goodman Global Holding Co., Inc.
   7.491%, due 06/15/12 (d)                                               100,000     102,250
   7.875%, due 12/15/12                                                   300,000     297,750
HydroChem Industrial Services, Inc. 9.250%, due 02/15/13 (144A) (c)       225,000     224,437
Nortek, Inc. 8.500%, due 09/01/14                                         100,000     102,250
NTK Holdings, Inc. 0.000%/10.750%, due 03/01/14 (a)                       250,000     183,750
Panolam Industries International, Inc. 10.750%, due 10/01/13 (144A) (c)   225,000     219,375
Texas Industries, Inc. 7.250%, due 07/15/13                                50,000      51,750
U.S. Concrete, Inc. 8.375%, due 04/01/14                                  250,000     258,750
                                                                                  -----------
                                                                                    1,646,312
                                                                                  -----------
BUSINESS SERVICES -- 0.6%
RH Donnelley Corp.
   6.875%, due 01/15/13 (144A)(c)                                         300,000     282,000
   8.875%, due 01/15/16 (144A)(c)                                         200,000     209,000
                                                                                  -----------
                                                                                      491,000
                                                                                  -----------
CHEMICALS -- 3.0%
Crystal U.S. Holdings 3 LLC, Series B 0.000%/10.500%, due 10/01/14 (a)    600,000     468,000
Equistar Chemicals LP/Equistar Funding Corp. 10.125%, due 09/01/08        250,000     266,875
Huntsman International LLC 10.125%, due 07/01/09                          258,000     265,740
Lyondell Chemical Co. 9.500%, due 12/15/08                                162,000     169,290
Lyondell Chemical Co., Series A 9.625%, due 05/01/07                       75,000      77,813
Nalco Co. 8.875%, due 11/15/13                                            275,000     287,375
Polypore, Inc. 8.750%, due 05/15/12                                       250,000     238,750
PQ Corp. 7.500%, due 02/15/13 (144A) (c)                                  175,000     168,875
UAP Holding Corp. 0.000%/10.750%, due 07/15/12 (a)                        300,000     270,000
Union Carbide Chemicals & Plastics Co., Inc. 7.875%, due 04/01/23         175,000     189,822
Union Carbide Corp. 7.500%, due 06/01/25                                   50,000      53,726
                                                                                  -----------
                                                                                    2,456,266
                                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.5%
Brand Services, Inc. 12.000%, due 10/15/12                                325,000     349,375
Hertz Corp. 10.500%, due 01/01/16 (144A) (c)                              350,000     381,500
Insurance Auto Auctions, Inc. 11.000%, due 04/01/13                       275,000     290,813
NationsRent, Inc. 9.500%, due 10/15/10                                    150,000     163,875
                                                                                  -----------
                                                                                    1,185,563
                                                                                  -----------
COMPUTERS & PERIPHERALS -- 1.4%
Activant Solutions, Inc.
   10.990%, due 04/01/10 (144A)(c)(d)                                     125,000     128,125
   10.500%, due 06/15/11                                                  250,000     278,125
Seagate Technology HDD Holdings 8.000%, due 05/15/09                      225,000     234,844
SMART Modular Technologies, Inc. 10.490%, due 04/01/12 (d)                162,000     174,150

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT     VALUE
------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - CONTINUED
Sungard Data Systems, Inc. 10.250%, due 08/15/15 (144A) (c)           $ 275,000 $  290,812
                                                                                ----------
                                                                                 1,106,056
                                                                                ----------
CONTAINERS & PACKAGING -- 2.4%
Ball Corp. 6.625%, due 03/15/18                                         150,000    149,625
Berry Plastics Corp. 10.750%, due 07/15/12                              325,000    359,125
Crown Americas, LLC 7.750%, due 11/15/15 (144A) (c)                     175,000    182,437
Graphic Packaging International Corp. 9.500%, due 08/15/13              375,000    352,500
Greif, Inc. 8.875%, due 08/01/12                                        250,000    267,500
Owens-Brockway Glass Container, Inc. 8.250%, due 05/15/13               100,000    105,000
Owens-Illinois, Inc. 8.100%, due 05/15/07                               350,000    357,875
Plastipak Holdings, Inc. 8.500%, due 12/15/15 (144A) (c)                125,000    128,125
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08 (144A) (b)(c)(e)*    18,258      8,545
Smurfit-Stone Container Enterprises, Inc. 9.750%, due 02/01/11           75,000     77,438
                                                                                ----------
                                                                                 1,988,170
                                                                                ----------
ELECTRIC UTILITIES -- 4.5%
CMS Energy Corp. 7.500%, due 01/15/09                                   200,000    206,750
Edison Mission Energy
   9.875%, due 04/15/11                                                 350,000    397,250
   7.730%, due 06/15/09                                                 225,000    231,750
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (c)                117,738    114,699
Inergy LP/Inergy Finance Corp. 6.875%, due 12/15/14                     275,000    262,625
Mirant North America LLC 7.375%, due 12/31/13 (144A) (c)                225,000    230,625
Nevada Power Co.
   9.000%, due 08/15/13                                                 260,000    287,657
   5.875%, due 01/15/15                                                  50,000     49,316
Series I 6.500%, due 04/15/12                                           300,000    307,273
NorthWestern Corp. 5.875%, due 11/01/14                                  75,000     74,247
NRG Energy, Inc.
   7.250%, due 02/01/14                                                 125,000    127,344
   7.375%, due 02/01/16                                                 250,000    255,937
PSEG Energy Holdings LLC
   8.625%, due 02/15/08                                                 200,000    209,500
   10.000%, due 10/01/09                                                250,000    278,125
Reliant Energy, Inc. 9.500%, due 07/15/13                               175,000    176,094
Sierra Pacific Resources 6.750%, due 08/15/17 (144A) (c)                200,000    201,750
TECO Energy, Inc. 6.750%, due 05/01/15                                   75,000     77,438
VeraSun Energy 9.875%, due 12/15/12 (144A) (c)                          175,000    186,375
                                                                                ----------
                                                                                 3,674,755
                                                                                ----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.6%
Coleman Cable, Inc. 9.875%, due 10/01/12                                175,000    158,375
Superior Essex Communications LLC/Essex Group, Inc.
  9.000%, due 04/15/12                                                  300,000    303,000
                                                                                ----------
                                                                                   461,375
                                                                                ----------
ENERGY -- 0.2%
Pacific Energy Partners LP / Pacific Energy Finance Corp.
  6.250%, due 09/15/15                                                  175,000    171,500
                                                                                ----------
ENTERTAINMENT & LEISURE -- 3.0%
AMC Entertainment, Inc. 9.875%, due 02/01/12                            325,000    321,750
Cinemark USA, Inc. 9.000%, due 02/01/13                                 150,000    160,125
Cinemark, Inc. 0.000%/9.750%, due 03/15/14 (a)                          525,000    404,250
Herbst Gaming, Inc. 7.000%, due 11/15/14                                175,000    175,438
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp.
  9.890%, due 04/01/12 (144A) (c)(d)                                    200,000    202,250

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                              PAR
SECURITY DESCRIPTION                                                         AMOUNT      VALUE
-------------------------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE - CONTINUED
Mohegan Tribal Gaming Authority 8.000%, due 04/01/12                        $ 175,000 $   184,187
Penn National Gaming, Inc. 6.750%, due 03/01/15                               250,000     251,250
Steinway Musical Instruments, Inc. 7.000%, due 03/01/14 (144A) (c)             75,000      75,375
Tunica-Biloxi Gaming Authority 9.000%, due 11/15/15 (144A) (c)                175,000     182,875
Universal City Development Partners 11.750%, due 04/01/10                     375,000     415,312
Universal City Florida Holdings UCD 9.430%, due 05/01/10 (d)                   75,000      76,500
                                                                                      -----------
                                                                                        2,449,312
                                                                                      -----------
ENVIRONMENTAL SERVICES -- 0.9%
Allied Waste North America, Inc., Series B 8.875%, due 04/01/08               350,000     369,250
Clean Harbors, Inc. 11.250%, due 07/15/12                                     130,000     146,900
IMCO Recycling, Inc. 10.375%, due 10/15/10                                    225,000     249,188
                                                                                      -----------
                                                                                          765,338
                                                                                      -----------
FINANCIAL - DIVERSIFIED -- 5.5%
AAC Group Holding Corp. 0.000%/10.250%, due 10/01/12 (a)                      300,000     234,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10.000%, due 02/15/15                    150,000     160,875
BCP Crystal U.S. Holdings Corp. 9.625%, due 06/15/14                          179,000     199,138
Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (144A) (c)        275,000     287,719
General Motors Acceptance Corp.
   6.875%, due 09/15/11                                                       550,000     513,209
   8.000%, due 11/01/31                                                       700,000     663,303
Global Cash Access LLC/Global Cash Finance Corp. 8.750%, due 03/15/12         179,000     193,096
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.000%, due 07/15/14   400,000     414,000
JSG Funding 9.625%, due 10/01/12                                              250,000     265,625
Nalco Finance Holdings LLC 0.000%/9.000%, due 02/01/14 (a)                    216,000     164,160
Nell AF SARL 8.375%, due 08/15/15 (144A) (c)                                  375,000     374,062
UGS Corp. 10.000%, due 06/01/12                                               225,000     248,625
Visant Corp. 7.625%, due 10/01/12                                             250,000     248,125
Visant Holding Corp. 0.000%/10.250%, due 12/01/13 (a)                         625,000     481,250
                                                                                      -----------
                                                                                        4,447,187
                                                                                      -----------
FOOD & DRUG RETAILING -- 1.2%
American Seafood Group LLC 10.125%, due 04/15/10                              275,000     288,923
ASG Consolidated LLC/ASG Finance, Inc. 0.000%/11.500%, due 11/01/11 (a)       550,000     453,750
Doane Pet Care Co. 10.625%, due 11/15/15                                      250,000     266,250
                                                                                      -----------
                                                                                        1,008,923
                                                                                      -----------
FOOD PRODUCTS -- 2.6%
B&G Foods, Inc. 8.000%, due 10/01/11                                          225,000     234,562
Birds Eye Foods, Inc. 11.875%, due 11/01/08                                    63,000      64,575
Del Monte Corp. 6.750%, due 02/15/15                                          425,000     416,500
Eagle Family Foods, Inc., Series B 8.750%, due 01/15/08                       125,000      91,250
Michael Foods, Inc. 8.000%, due 11/15/13                                      325,000     332,719
Pierre Foods, Inc. 9.875%, due 07/15/12                                       300,000     309,750
Pilgrim's Pride Corp.
   9.625%, due 09/15/11                                                        50,000      52,375
   9.250%, due 11/15/13                                                       100,000     101,250
Smithfield Foods, Inc., Series B
   8.000%, due 10/15/09                                                       250,000     261,875
   7.750%, due 05/15/13                                                       225,000     232,875
                                                                                      -----------
                                                                                        2,097,731
                                                                                      -----------
FOOD RETAILERS -- 0.6%
Couch-Tard US LP/Couche-Tard Finance Corp. 7.500%, due 12/15/13               350,000     360,500

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                                  PAR
SECURITY DESCRIPTION                                                                             AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------
FOOD RETAILERS - CONTINUED
Dominos, Inc. 8.250%, due 07/01/11                                                              $ 128,000 $   131,840
                                                                                                          -----------
                                                                                                              492,340
                                                                                                          -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Leiner Health Products, Inc. 11.000%, due 06/01/12                                                150,000     147,938
Safety Products Holdings, Inc. 11.750%, due 01/01/12                                              275,209     285,529
Sybron Dental Specialties, Inc. 8.125%, due 06/15/12                                              150,000     159,000
Vanguard Health Holding Co. II 9.000%, due 10/01/14                                               250,000     256,875
VWR International, Inc. 8.000%, due 04/15/14                                                      250,000     250,625
WH Holdings Ltd./WH Capital Corp. 9.500%, due 04/01/11                                            190,000     206,150
                                                                                                          -----------
                                                                                                            1,306,117
                                                                                                          -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.2%
Accellent, Inc. 10.500%, due 12/01/13                                                             225,000     241,312
Ameripath, Inc. 10.500%, due 04/01/13                                                             400,000     424,000
Concentra Operating Corp. 9.500%, due 08/15/10                                                    225,000     237,375
CRC Health Corp. 10.750%, due 02/01/16 (144A) (c)                                                 225,000     232,875
HCA, Inc.
   8.750%, due 09/01/10                                                                           375,000     408,624
   6.750%, due 07/15/13                                                                           300,000     300,405
   7.500%, due 11/06/33                                                                           275,000     270,646
   6.375%, due 01/15/15                                                                           400,000     391,310
National Mentor, Inc. 9.625%, due 12/01/12                                                        250,000     283,750
Omnicare, Inc. 6.875%, due 12/15/15                                                               150,000     150,375
Psychiatric Solutions, Inc. 7.750%, due 07/15/15                                                  275,000     281,187
Tenet Healthcare Corp. 9.875%, due 07/01/14                                                       175,000     178,063
                                                                                                          -----------
                                                                                                            3,399,922
                                                                                                          -----------
HOTELS, RESTAURANTS & LEISURE -- 7.1%
155 East Tropicana LLC/155 East Tropicana Finance Corp. 8.750%, due 04/01/12                      250,000     248,125
Boyd Gaming Corp.
   7.750%, due 12/15/12                                                                           175,000     184,188
   8.750%, due 04/15/12                                                                           100,000     107,250
Caesars Entertainment, Inc. 8.125%, due 05/15/11                                                  300,000     327,750
Dave & Buster's, Inc. 11.250%, due 03/15/14 (144A) (c)                                            150,000     152,625
Gaylord Entertainment Co. 6.750%, due 11/15/14                                                    275,000     269,500
HMH Properties, Inc., Series B 7.875%, due 08/01/08                                                28,000      28,350
Interline Brands, Inc. 11.500%, due 05/15/11                                                      146,000     161,878
Intrawest Corp. 7.500%, due 10/15/13                                                              275,000     280,156
Kerzner International, Ltd. 6.750%, due 10/01/15                                                  300,000     317,250
Landry's Restaurants, Inc. 7.500%, due 12/15/14                                                   225,000     218,250
Majestic Star Casino LLC 9.500%, due 10/15/10                                                      50,000      53,250
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II 9.750%, due 01/15/11 (144A) (c)   100,000     101,500
Mandalay Resort Group
   9.500%, due 08/01/08                                                                           125,000     133,594
   8.500%, due 09/15/10                                                                           150,000     161,250
   9.375%, due 02/15/10                                                                            18,000      19,620
MGM MIRAGE, Inc.
   9.750%, due 06/01/07                                                                           500,000     523,125
Series B10.250%, due 08/01/07                                                                     550,000     581,625
MTR Gaming Group, Inc., Series B 9.750%, due 04/01/10                                             225,000     240,469
Park Place Entertainment Corp. 7.875%, due 03/15/10                                               275,000     293,562
Royal Caribbean Cruises, Ltd. 8.000%, due 05/15/10                                                175,000     188,010
San Pasqual Casino 8.000%, due 09/15/13 (144A) (c)                                                200,000     203,000
Starwood Hotels & Resorts Worldwide, Inc.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                  PAR
SECURITY DESCRIPTION                                                             AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - CONTINUED
   7.375%, due 05/01/07                                                         $ 350,000 $   357,875
   7.875%, due 05/01/12                                                           100,000     109,250
Station Casinos, Inc.
   6.000%, due 04/01/12                                                           125,000     123,906
   6.500%, due 02/01/14                                                           200,000     198,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due 12/01/14                    225,000     219,656
                                                                                          -----------
                                                                                            5,803,764
                                                                                          -----------
HOUSEHOLD PRODUCTS -- 3.4%
ALH Finance LLC/ALH Finance Corp. 8.500%, due 01/15/13                            400,000     394,000
American Achievement Corp. 8.250%, due 04/01/12                                   175,000     179,375
Ames True Temper, Inc. 10.000%, due 07/15/12                                      300,000     252,000
Church & Dwight Co., Inc. 6.000%, due 12/15/12                                    250,000     247,188
Glenoit Corp. 11.000%, due 04/15/07 (e)(f)(h)*                                     50,000           0
Jarden Corp. 9.750%, due 05/01/12                                                 250,000     259,375
Norcraft Cos. LP/Norcraft Finance Corp. 9.000%, due 11/01/11                      150,000     156,750
Norcraft Holdings LP/Norcraft Capital Corp. 0.000%/9.750%, due 09/01/12 (a)       425,000     337,875
Sealy Mattress Co. 8.250%, due 06/15/14                                           175,000     183,750
Spectrum Brands, Inc.
   7.375%, due 02/01/15                                                           400,000     350,000
   8.500%, due 10/01/13                                                           100,000      93,000
Visant Hldg Corp. 8.750%, due 12/01/13                                            350,000     336,017
                                                                                          -----------
                                                                                            2,789,330
                                                                                          -----------
INDUSTRIAL - DIVERSIFIED -- 2.4%
Amsted Industries, Inc. 10.250%, due 10/15/11 (144A) (c)                          100,000     110,750
Covalence Specialty Materials Corp. 10.250%, due 03/01/16 (144A) (c)              300,000     316,500
Da-Lite Screen Co., Inc. 9.500%, due 05/15/11                                     250,000     268,750
Koppers, Inc. 9.875%, due 10/15/13                                                152,000     167,200
Neenah Co.
   11.000%, due 09/30/10 (144A)(c)                                                191,000     212,965
   13.000%, due 09/30/13 (144A)(c)                                                159,574     162,367
Norcross Safety Products LLC/Norcoss Capital Co., Series B 9.875%, due 08/15/11   250,000     260,625
Reddy Ice Holdings, Inc. 0.0000%/10.500%, due 11/01/12 (a)                        325,000     263,250
Ryerson Tull, Inc. 9.125%, due 07/15/06                                           150,000     151,875
                                                                                          -----------
                                                                                            1,914,282
                                                                                          -----------
INTERNET & CATALOG RETAIL -- 0.2%
FTD, Inc. 7.750%, due 02/15/14                                                    194,000     193,515
                                                                                          -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Knowledge Learning Center, Inc. 7.750%, due 02/01/15 (144A) (c)                   425,000     406,938
                                                                                          -----------
MACHINERY -- 0.4%
Case New Holland, Inc. 9.250%, due 08/01/11                                       275,000     294,938
Clark Material Handling Company, Series D 10.750%, due 11/15/06 (e)(h)*           150,000           0
                                                                                          -----------
                                                                                              294,938
                                                                                          -----------
MEDIA -- 7.4%
CBD Media Holdings LLC 9.250%, due 07/15/12                                       425,000     435,094
CCH I Holdings LLC 9.920%, due 04/01/14                                           210,000     107,100
CCH I LLC 11.000%, due 10/01/15                                                   167,000     139,654
Charter Communications 10.250%, due 09/15/10                                      500,000     493,750
CSC Holdings, Inc. 7.250%, due 07/15/08                                           175,000     177,625
CSC Holdings, Inc., Senior Notes 7.875%, due 12/15/07                             200,000     204,500
Dex Media, Inc. 0.000%/9.000%, due 11/15/13 (a)                                   500,000     425,000
DirecTV Holdings LLC/DirectTV Financing Co.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                          PAR
SECURITY DESCRIPTION                                                                     AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------
MEDIA - CONTINUED
   8.375%, due 03/15/13                                                                 $ 211,000 $   226,297
   6.375%, due 06/15/15                                                                   175,000     173,688
EchoStar DBS Corp.
   5.750%, due 10/01/08                                                                   225,000     223,875
   6.375%, due 10/01/11                                                                   200,000     196,500
Houghton Mifflin Co. 0.000%/11.500%, due 10/15/13 (a)                                     325,000     278,687
IESY Repository GMBH 10.375%, due 02/15/15 (144A) (c)                                     400,000     400,000
Kabel Deutschland GMBH 10.625%, due 07/01/14 (144A) (c)                                   550,000     589,875
LIN Television Corp. 6.500%, due 05/15/13                                                 275,000     259,875
LodgeNet Entertainment Corp. 9.500%, due 06/15/13                                         175,000     189,875
NBC Aquisition Corp. 0.000%/11.000%, due 03/15/13 (a)                                     175,000     124,250
Nebraska Book Co., Inc. 8.625%, due 03/15/12                                              250,000     231,250
Quebecor Media, Inc. 7.750%, due 03/15/16 (144A) (c)                                      100,000     103,250
Rainbow National Services LLC 10.375%, due 09/01/14 (144A) (c)                            325,000     365,625
Reader's Digest Association, Inc. 6.500%, due 03/01/11                                    200,000     200,500
Videotron Ltee 6.375%, due 12/15/15                                                       175,000     172,156
Yell Finance BV
   0.000%/13.000%, due 08/01/11 (a)                                                       179,000     185,713
   10.750%, due 08/01/11                                                                   97,000     104,396
                                                                                                  -----------
                                                                                                    6,008,535
                                                                                                  -----------
METALS & MINING -- 1.3%
Compass Minerals International, Inc.
   0.000%/12.750%, due 12/15/12 (a)                                                       150,000     140,250
Series B 0.000%/12.000%, due 06/01/13 (a)                                                 275,000     247,500
Hawk Corp. 8.750%, due 11/01/14                                                           200,000     201,500
Mueller Group, Inc. 10.000%, due 05/01/12                                                 175,000     192,500
Republic Technologies International LLC/RTI Capital Corp. 13.750%, due 07/15/09 (e)(h)*   150,000           0
United States Steel Corp. 9.750%, due 05/15/10                                            150,000     162,750
Valmont Industries, Inc. 6.875%, due 05/01/14                                             100,000     100,250
                                                                                                  -----------
                                                                                                    1,044,750
                                                                                                  -----------
OFFICE FURNISHING & SUPPLIES -- 1.2%
Danka Business Systems PLC 11.000%, due 06/15/10                                          125,000     102,813
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.250%, due 08/15/10                      135,000     145,294
Xerox Corp.
   9.750%, due 01/15/09                                                                   450,000     494,437
   7.625%, due 06/15/13                                                                   225,000     237,937
                                                                                                  -----------
                                                                                                      980,481
                                                                                                  -----------
OIL & GAS -- 6.2%
Atlas Pipeline Partners, L.P. 8.125%, due 12/15/15 (144A) (c)                             100,000     104,750
Chesapeake Energy Corp. 6.875%, due 11/15/20 (144A) (c)                                   400,000     405,000
El Paso Corp.
   6.950%, due 12/15/07                                                                   175,000     177,188
   6.750%, due 05/15/09                                                                   225,000     225,562
   8.050%, due 10/15/30                                                                   150,000     154,875
   7.800%, due 08/01/31                                                                   275,000     277,750
El Paso Production Holding Co. 7.750%, due 06/01/13                                       175,000     182,219
Grant Prideco, Inc. 6.125%, due 08/15/15                                                   75,000      73,500
Holly Energy Partners, L.P. 6.250%, due 03/01/15                                          300,000     285,000
Lone Star Technologies, Inc., Series B 9.000%, due 06/01/11                                50,000      52,500
Pacific Energy Partners LP / Pacific Energy Finance Corp. 7.125%, due 06/15/14            175,000     178,937
Pogo Producing Co.
   6.625%, due 03/15/15                                                                   150,000     148,500
   6.875%, due 10/01/17                                                                    75,000      74,438

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                           PAR
SECURITY DESCRIPTION                                                                      AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Range Resources Corp.
   6.375%, due 03/15/15                                                                  $ 125,000 $   123,750
   7.375%, due 07/15/13                                                                    200,000     208,000
SEMCO Energy, Inc. 7.125%, due 05/15/08                                                    125,000     126,323
SemGroup LP 8.750%, due 11/15/15 (144A) (c)                                                200,000     205,000
Swift Energy Co. 9.375%, due 05/01/12                                                      250,000     268,125
Tennessee Gas Pipeline Co.
   7.500%, due 04/01/17                                                                    150,000     160,554
   8.375%, due 06/15/32                                                                    450,000     515,733
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12                                  150,000     171,750
Williams Companies, Inc.
   7.625%, due 07/15/19                                                                    425,000     454,750
   7.875%, due 09/01/21                                                                    425,000     459,000
                                                                                                   -----------
                                                                                                     5,033,204
                                                                                                   -----------
PAPER & FOREST PRODUCTS -- 1.7%
Abitibi-Consolidated, Inc. 8.375%, due 04/01/15                                            275,000     269,500
Graham Packaging Co. 8.500%, due 10/15/12                                                  100,000     101,500
Jefferson Smurfit Corp. 8.250%, due 10/01/12                                               300,000     295,875
Mercer International, Inc. 9.250%, due 02/15/13                                            275,000     246,125
Newpage Corp. 12.000%, due 05/01/13                                                        300,000     313,500
Tembec Industries, Inc. 8.500%, due 02/01/11                                               200,000     117,500
                                                                                                   -----------
                                                                                                     1,344,000
                                                                                                   -----------
PERSONAL PRODUCTS -- 0.4%
Playtex Products, Inc. 9.375%, due 06/01/11                                                325,000     341,250
                                                                                                   -----------
PHARMACEUTICALS -- 0.1%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (144A) (c)                            100,000     101,500
                                                                                                   -----------
PUBLISHING -- 0.9%
Dex Media West - Series B 9.875%, due 08/15/13                                             488,000     542,290
PRIMEDIA, Inc. 8.875%, due 05/15/11                                                        200,000     196,000
                                                                                                   -----------
                                                                                                       738,290
                                                                                                   -----------
REAL ESTATE -- 1.6%
American Real Estate Partners LP/American Real Estate Finance Corp. 7.125%, due 02/15/13   300,000     297,000
CB Richard Ellis Services, Inc. 9.750%, due 05/15/10                                       114,000     123,975
Host Marriott LP (REIT)
   7.125%, due 11/01/13                                                                    325,000     332,312
   6.375%, due 03/15/15                                                                    100,000      98,875
Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14                                                                    250,000     251,250
   7.125%, due 06/01/15                                                                     75,000      77,438
   6.500%, due 06/01/16 (144A) (c)                                                         100,000     100,000
                                                                                                   -----------
                                                                                                     1,280,850
                                                                                                   -----------
RETAIL -- 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. 7.125%, due 05/20/16                     125,000     125,000
                                                                                                   -----------
RETAIL - MULTILINE -- 1.9%
Affinity Group, Inc.
   9.000%, due 02/15/12                                                                    150,000     151,500
   10.875%, due 02/15/12                                                                   247,338     238,682
EPL Finance Corp. 11.750%, due 11/15/13 (144A) (c)                                         175,000     180,250
J.C. Penney Co., Inc. 9.000%, due 08/01/12                                                 351,000     403,799
R.H. Donnelley, Inc. 10.875%, due 12/15/12                                                 275,000     306,281

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                           PAR
SECURITY DESCRIPTION                                                      AMOUNT     VALUE
---------------------------------------------------------------------------------------------
RETAIL - MULTILINE - CONTINUED
SGS International, Inc. 12.000%, due 12/15/13 (144A) (c)                $  250,000 $  258,125
                                                                                   ----------
                                                                                    1,538,637
                                                                                   ----------
RETAIL - SPECIALTY -- 1.1%
AmeriGas Partners, L.P. 7.250%, due 05/20/15                               175,000    175,875
General Nutrition Centers, Inc. 8.500%, due 12/01/10                       200,000    190,500
True Temper Sports, Inc. 8.375%, due 09/15/11                              375,000    345,000
United Auto Group, Inc. 9.625%, due 03/15/12                               200,000    212,750
                                                                                   ----------
                                                                                      924,125
                                                                                   ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
Freescale Semiconductor 7.125%, due 07/15/14                               200,000    208,500
MagnaChip Semiconductor 8.000%, due 12/15/14                               175,000    164,500
                                                                                   ----------
                                                                                      373,000
                                                                                   ----------
SOFTWARE -- 1.5%
Sensus Metering Systems, Inc. 8.625%, due 12/15/13                         250,000    243,750
Serena Software, Inc. 10.375%, due 03/15/16 (144A) (c)                     100,000    105,250
SS&C Technologies, Inc. 11.750%, due 12/01/13 (144A) (c)                   225,000    241,875
Sungard Data Systems, Inc. 9.125%, due 08/15/13 (144A) (c)                 350,000    371,875
Zeus Special Subsidiary, Ltd. 0.000%/9.250%, due 02/01/15 (144A) (a)(c)    325,000    226,687
                                                                                   ----------
                                                                                    1,189,437
                                                                                   ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 5.9%
AT&T Corp. 8.000%/9.750%, due 11/15/31 (a)                                 350,000    419,176
Cincinnati Bell, Inc.
   7.250%, due 07/15/13                                                    150,000    154,875
   7.000%, due 02/15/15                                                    100,000     99,500
Citizens Communications Co.
   9.250%, due 05/15/11                                                     75,000     82,688
   6.250%, due 01/15/13                                                     75,000     73,313
   9.000%, due 08/15/31                                                    200,000    214,750
Inmarsat Finance II PLC 0.000%/10.375%, due 11/15/12 (a)                   125,000    106,875
Inmarsat Finance PLC 7.625%, due 06/30/12                                   32,000     32,960
Intelsat Subsidiary Holding Co., Ltd.
   9.614%, due 01/15/12 (d)                                                225,000    229,781
   8.625%, due 01/15/15                                                    175,000    181,562
New Skies Satellites NV 9.125%, due 11/01/12                               175,000    188,562
PanAmSat Corp. 9.000%, due 08/15/14                                        163,000    172,373
PanAmSat Holding Corp. 0.000%/10.375%, due 11/01/14 (a)                    375,000    271,875
Qwest Corp. 8.875%, due 03/15/12                                         1,200,000  1,347,000
Rogers Wireless Communications, Inc. 6.375%, due 03/01/14                  775,000    776,937
U.S. Unwired, Inc., Series B 10.000%, due 06/15/12                         200,000    225,250
Valor Telecommunications Enterprise 7.750%, due 02/15/15                   225,000    236,812
                                                                                   ----------
                                                                                    4,814,289
                                                                                   ----------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.2%
Centennial Communications Corp.
   10.000%, due 01/01/13                                                   200,000    208,750
   10.740%, due 01/01/13 (d)                                               125,000    130,000
Nextel Communications, Inc. 7.375%, due 08/01/15                           575,000    603,465
                                                                                   ----------
                                                                                      942,215
                                                                                   ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Collins & Aikman, Inc., Series B 9.750%, due 02/15/10                      175,000    166,250
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (c)                              325,000    349,375

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                SHARES/PAR
SECURITY DESCRIPTION                                                              AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Warnaco, Inc. 8.875%, due 06/15/13                                              $ 175,000  $    186,813
                                                                                           ------------
                                                                                                702,438
                                                                                           ------------
TRANSPORTATION -- 0.7%
Holt Group, Inc. 9.750%, due 01/15/06 (e)(h)*                                     100,000             0
Petroleum Helicopters, Inc., Series B 9.375%, due 05/01/09                        150,000       158,063
Stena AB
   9.625%, due 12/01/12                                                           250,000       273,750
   7.500%, due 11/01/13                                                           150,000       148,875
                                                                                           ------------
                                                                                                580,688
                                                                                           ------------
Total Domestic Bonds & Debt Securities (Cost $76,199,588)                                    77,738,588
                                                                                           ------------
CONVERTIBLE BONDS -- 0.2%

ENTERTAINMENT -- 0.2%
Magna Entertainment Corp. 7.250%, due 12/15/09 (Cost -- $124,235)                 125,000       123,125
                                                                                           ------------
COMMON STOCKS -- 0.2%

CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc. * (f)(h)                                    45        14,352
                                                                                           ------------
CONTAINERS & PACKAGING -- 0.0%
Russell-Stanley Holdings, Inc. (144A) *(b)(c)(f)(h)                                 2,000             0
                                                                                           ------------
FOOD & DRUG RETAILING -- 0.1%
B&G Food, Inc., EIS                                                                 5,715        82,410
                                                                                           ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.1%
NTL, Inc. *                                                                         1,775        51,670
Viatel Holding Bermuda, Ltd. *                                                      1,237             4
                                                                                           ------------
                                                                                                 51,674
                                                                                           ------------
Total Common Stocks (Cost $588,225)                                                             148,436
                                                                                           ------------
PREFERRED STOCK -- 0.2%

RETAIL - SPECIALTY -- 0.2%
GNC Corp. * (g) (Cost -- $201,200)                                                    200       185,500
                                                                                           ------------
WARRANTS -- 0.1%

CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc., Series A, expires 04/30/11 * (f)(h)        26         3,211
General Chemical Industrial Products, Inc., Series B, expires 04/30/11 * (f)(h)        19             0
                                                                                           ------------
                                                                                                  3,211
                                                                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
MDP Acquisitions PLC Corp., expires 10/01/13 (144A)(b)(c)(f)*                         100         2,000
                                                                                           ------------
CONTAINERS & PACKAGING -- 0.0%
Pliant Corp., expires 06/01/10 (144A) (b)(c)(f)(h)*                                   100             1
                                                                                           ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.0%
AMF Bowling Worldwide, Inc., expires 03/09/09 (f)(h) *                                901             0
                                                                                           ------------
MEDIA -- 0.0%
Advanstar Holdings Corp., expires 10/15/11 (144A) (b)(c)(h) *                          75             1
XM Satellite Radio Holdings, Inc. - Class A, expires 03/15/10 *                       125         2,750
                                                                                           ------------
                                                                                                  2,751
                                                                                           ------------
METALS & MINING -- 0.1%
ACP Holding Co., expires 09/30/13 (144A) (b)(c)(h) *                               30,652        51,342
                                                                                           ------------
Total Warrants (Cost $105,554)                                                                   59,305
                                                                                           ------------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SHORT-TERM INVESTMENT -- 2.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at
  $1,797,336 on 04/03/06 collateralized by $1,860,000 U. S. Treasury Bond/Note at 4.000% due
  06/15/09 with a value of $1,835,165. (Cost -- $1,797,000)                                       $ 1,797,000 $  1,797,000
                                                                                                              ------------
TOTAL INVESTMENTS -- 98.6% (Cost $79,015,802#)                                                                  80,051,954
                                                                                                              ------------
Other Assets and Liabilities (net) -- 1.4%                                                                       1,164,724
                                                                                                              ------------
TOTAL NET ASSETS -- 100.0%                                                                                    $ 81,216,678
                                                                                                              ============

Portfolio Footnotes
*   Non-income producing security
(a) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(b) Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Federated High Yield Portfolio may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. These securities represent in the aggregate 13.6% of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under
    Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser.
(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(e) Security is in default.
(f) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h) Illiquid securities. Representing in the aggregate 0.1% of net assets.
#   Aggregate cost for federal income tax purposes is substantially the same.

REIT - Real Estate Investment Trust

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                SHARES   VALUE
------------------------------------------ ------ ----------
COMMON STOCKS -- 98.8%
AEROSPACE & DEFENSE -- 1.8%
Northrop Grumman Corp.                      7,034 $  480,352
                                                  ----------
AIRLINES -- 1.1%
British Airways Plc, (ADR) *                4,700    288,439
                                                  ----------
BANKS -- 4.8%
Bank of America Corp.                           0         11
U.S. Bancorp                               21,700    661,850
Wells Fargo & Co.                          10,300    657,861
                                                  ----------
                                                   1,319,722
                                                  ----------
BEVERAGES -- 1.3%
Coca-Cola Co.                               8,400    351,708
                                                  ----------
CHEMICALS -- 1.1%
PPG Industries, Inc.                        4,700    297,745
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Motorola, Inc.                             14,700    336,777
                                                  ----------
COMPUTERS & PERIPHERALS -- 1.5%
Hewlett-Packard Co.                        12,500    411,250
                                                  ----------
ELECTRIC UTILITIES -- 0.8%
American Electric Power Co., Inc.           6,700    227,934
                                                  ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Xerox Corp. *                              20,400    310,080
                                                  ----------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Weatherford International, Ltd. *           6,700    306,525
                                                  ----------
FINANCIAL - DIVERSIFIED -- 14.4%
Capital One Financial Corp.                 5,900    475,068
Fannie Mae                                 13,000    668,200
Freddie Mac                                15,800    963,800
Goldman Sachs Group, Inc. (The)             2,500    392,400
Merrill Lynch & Co., Inc.                   8,900    700,964
Morgan Stanley                             12,200    766,404
                                                  ----------
                                                   3,966,836
                                                  ----------
FOOD & DRUG RETAILING -- 1.3%
SUPERVALU, Inc.                            11,500    354,430
                                                  ----------
FOOD PRODUCTS -- 2.6%
Smithfield Foods, Inc. *                   15,200    445,968
Tyson Foods, Inc., - Class A               19,400    266,556
                                                  ----------
                                                     712,524
                                                  ----------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
AmerisourceBergen Corp.                     8,700    419,949
HCA, Inc.                                   7,200    329,688
McKesson Corp.                              5,300    276,289
                                                  ----------
                                                   1,025,926
                                                  ----------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
McDonald's Corp.                           16,600    570,376
                                                  ----------
INDUSTRIAL - DIVERSIFIED -- 1.5%
Tyco International, Ltd.                   15,191    408,334
                                                  ----------
INSURANCE -- 11.5%
ACE, Ltd.                                  13,900    722,939
Allstate Corp. (The)                       15,200    792,072
American International Group, Inc.         10,400    687,336

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                      SHARES   VALUE
------------------------------------------------ ------ ----------
INSURANCE - CONTINUED
Aon Corp.                                         8,300 $  344,533
Hartford Financial Services Group, Inc.           2,500    201,375
Nationwide Financial Services, Inc., - Class A    6,300    271,026
XL Capital, Ltd., - Class A                       2,100    134,631
                                                        ----------
                                                         3,153,912
                                                        ----------
IT CONSULTING & SERVICES -- 2.2%
Computer Sciences Corp. *                         7,800    433,290
Unisys Corp. *                                   26,400    181,896
                                                        ----------
                                                           615,186
                                                        ----------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
Mattel, Inc.                                     22,700    411,551
                                                        ----------
MACHINERY -- 4.0%
Deere & Co.                                       5,900    466,395
Eaton Corp.                                       4,400    321,068
Illinois Tool Works, Inc.                         3,200    308,192
                                                        ----------
                                                         1,095,655
                                                        ----------
MEDIA -- 6.2%
Clear Channel Communications, Inc.               14,800    429,348
Gannett Co., Inc.                                 8,000    479,360
Interpublic Group of Cos., Inc. *                33,700    322,172
Time Warner, Inc.                                28,600    480,194
                                                        ----------
                                                         1,711,074
                                                        ----------
OIL & GAS -- 13.1%
Amerada Hess Corp.                                4,000    569,600
Chevron Corp.                                    14,602    846,478
ConocoPhillips                                    8,200    517,830
Exxon Mobil Corp.                                15,300    931,158
Marathon Oil Corp.                                6,000    457,020
NiSource, Inc.                                   13,000    262,860
                                                        ----------
                                                         3,584,946
                                                        ----------
PHARMACEUTICALS -- 5.4%
Forest Laboratories, Inc. *                      12,100    540,023
Johnson & Johnson                                 5,600    331,632
Pfizer, Inc.                                     24,400    608,048
                                                        ----------
                                                         1,479,703
                                                        ----------
RETAIL - MULTILINE -- 0.8%
Dollar General Corp.                             12,100    213,807
                                                        ----------
RETAIL - SPECIALTY -- 1.0%
Gap, Inc. (The)                                  15,000    280,200
                                                        ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.5%
Applied Materials, Inc.                           7,600    133,076
Intel Corp.                                      14,500    280,575
                                                        ----------
                                                           413,651
                                                        ----------
SOFTWARE -- 0.8%
BMC Software, Inc. *                             10,600    229,596
                                                        ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 6.3%
ALLTEL Corp.                                      5,700    369,075
AT&T, Inc.                                       21,900    592,176
Sprint Nextel Corp.                              11,600    299,744
Verizon Communications, Inc.                     13,450    458,107
                                                        ----------
                                                         1,719,102
                                                        ----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
FEDERATED STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES    VALUE
---------------------------------------------- ------ -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Jones Apparel Group, Inc.                      10,100 $   357,237
                                                      -----------
TOBACCO -- 1.8%
Altria Group, Inc.                              7,100     503,106
                                                      -----------
Total Common Stocks (Cost $24,396,298)                 27,137,684
                                                      -----------
ESCROWED SHARES -- 0.0%
ESC Seagate Technology * (a)(b)
  (Cost -- $0)                                 10,300           0
                                                      -----------
TOTAL INVESTMENTS -- 98.8% (Cost $24,396,298#)         27,137,684
                                                      -----------
Other Assets and Liabilities (net) -- 1.2%                330,959
                                                      -----------
TOTAL NET ASSETS -- 100.0%                            $27,468,643
                                                      ===========

Portfolio Footnotes
*    Non-income producing security.
(a) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(b)  Illiquid securities. Representing in the aggregate 0.0% of net assets.
#    Aggregate cost for federal income tax purposes is substantially the same.

ADR - American Depositary Receipt

   Security is For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                              SHARES     VALUE
---------------------------------------- ------- -----------
COMMON STOCKS -- 99.7%
AIRLINES -- 2.2%
AMR Corp. *                              111,200 $ 3,007,960
Southwest Airlines Co.                   156,300   2,811,837
                                                 -----------
                                                   5,819,797
                                                 -----------
BANKS -- 0.8%
Wells Fargo & Co.                         32,800   2,094,936
                                                 -----------
BEVERAGES -- 2.8%
Coca-Cola Enterprises, Inc.               66,300   1,348,542
Hansen Natural Corp. *                    48,800   6,151,240
                                                 -----------
                                                   7,499,782
                                                 -----------
BIOTECHNOLOGY -- 4.6%
Amgen, Inc. *                             15,300   1,113,075
Biogen Idec, Inc. *                       60,100   2,830,710
Gilead Sciences, Inc. *                  133,500   8,306,370
                                                 -----------
                                                  12,250,155
                                                 -----------
BUILDING MATERIALS -- 2.2%
Building Material Holding Corp.          160,202   5,709,599
                                                 -----------
BUILDING PRODUCTS -- 1.4%
Ryland Group, Inc. (The)                  54,700   3,796,180
                                                 -----------
COMPUTERS & PERIPHERALS -- 13.6%
Apple Computer, Inc. *                   166,700  10,455,424
Hewlett-Packard Co.                      227,400   7,481,460
Komag, Inc. *                            118,654   5,647,930
Seagate Technology *                     206,300   5,431,879
Western Digital Corp. *                  361,500   7,023,945
                                                 -----------
                                                  36,040,638
                                                 -----------
ELECTRIC UTILITIES -- 0.5%
TXU Corp.                                 31,600   1,414,416
                                                 -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Energy Conversion Devices, Inc. *         11,400     560,652
                                                 -----------
FINANCE -- 1.4%
TD Ameritrade Holding Corp. *            181,100   3,779,557
                                                 -----------
FOOD & DRUG RETAILING -- 0.9%
Kellogg Co.                               21,300     938,052
Walgreen Co.                              33,700   1,453,481
                                                 -----------
                                                   2,391,533
                                                 -----------
FOOD PRODUCTS -- 2.5%
General Mills, Inc.                       87,900   4,454,772
Seabord Corp.                              1,310   2,088,140
                                                 -----------
                                                   6,542,912
                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Stryker Corp.                             52,400   2,323,416
                                                 -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.1%
Aetna, Inc.                              148,300   7,287,462
Neurocrine Biosciences, Inc. *            16,700   1,077,818
UnitedHealth Group, Inc.                 118,800   6,636,168
WellPoint, Inc. *                         14,300   1,107,249
                                                 -----------
                                                  16,108,697
                                                 -----------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Penn National Gaming, Inc. *             130,600   5,508,708

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                               SHARES     VALUE
-----------                               ------- -----------
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Pinnacle Entertainment Inc. *              45,800 $ 1,290,186
                                                  -----------
                                                    6,798,894
                                                  -----------
HOUSEHOLD DURABLES -- 5.2%
D.R. Horton, Inc.                         156,300   5,192,286
KB HOME                                    61,600   4,002,768
Lennar Corp.--Class A                      76,300   4,606,994
                                                  -----------
                                                   13,802,048
                                                  -----------
HOUSEHOLD PRODUCTS -- 0.5%
Procter & Gamble Co. (The)                 21,175   1,220,104
                                                  -----------
INDUSTRIAL - DIVERSIFIED -- 2.2%
General Electric Co.                      168,700   5,867,386
                                                  -----------
INSURANCE -- 5.3%
Chubb Corp. (The)                          15,400   1,469,776
CIGNA Corp.                                18,000   2,351,160
Fidelity National Financial, Inc.         134,900   4,792,997
Prudential Financial, Inc.                 26,000   1,971,060
Radian Group, Inc.                         57,200   3,446,300
                                                  -----------
                                                   14,031,293
                                                  -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
Google, Inc. *                              2,800   1,092,000
                                                  -----------
MACHINERY -- 3.3%
Deere & Co.                                33,500   2,648,175
JLG Industries, Inc.                       47,812   1,472,131
Manitowoc Co., Inc. (The)                  49,900   4,548,385
                                                  -----------
                                                    8,668,691
                                                  -----------
METALS & MINING -- 3.5%
Joy Global, Inc.                           57,450   3,433,787
Phelps Dodge Corp.                         55,200   4,445,256
Quanex Corp.                               20,500   1,365,915
                                                  -----------
                                                    9,244,958
                                                  -----------
OIL & GAS -- 3.7%
ConocoPhillips                             31,300   1,976,595
Devon Energy Corp.                         17,800   1,088,826
Exxon Mobil Corp.                          69,500   4,229,770
Sunoco, Inc.                               31,900   2,474,483
                                                  -----------
                                                    9,769,674
                                                  -----------
PHARMACEUTICALS -- 5.3%
Genentech, Inc. *                          50,300   4,250,853
Johnson & Johnson                          83,500   4,944,870
United Therapeutics Corp. *                72,100   4,778,788
                                                  -----------
                                                   13,974,511
                                                  -----------
RETAIL - MULTILINE -- 4.4%
Costco Wholesale Corp.                     15,900     861,144
CVS Corp.                                  41,300   1,233,631
J.C. Penney Co., Inc.                      99,100   5,986,631
Wal-Mart Stores, Inc.                      74,300   3,509,932
                                                  -----------
                                                   11,591,338
                                                  -----------
RETAIL - SPECIALTY -- 1.4%
BJ's Wholesale Club, Inc. *                34,600   1,090,246
Lowe's Cos., Inc.                          42,100   2,712,924
                                                  -----------
                                                    3,803,170
                                                  -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------- ---------- ------------
ROAD & RAIL -- 2.2%
Burlington Northern Santa Fe Corp.                            28,700 $  2,391,571
CSX Corp.                                                     56,300    3,366,740
                                                                     ------------
                                                                        5,758,311
                                                                     ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 9.8%
Conexant System, Inc. *                                    1,059,500    3,655,275
Cymer, Inc. *                                                 69,300    3,148,992
Marvell Technology Group, Ltd. *                              58,800    3,181,080
MEMC Electronic Materials, Inc. *                            160,700    5,933,044
NVIDIA Corp. *                                                64,000    3,664,640
SiRF Technology Holdings, Inc. *                              77,000    2,726,570
Texas Instruments, Inc.                                      112,000    3,636,640
                                                                     ------------
                                                                       25,946,241
                                                                     ------------
SOFTWARE -- 3.4%
Autodesk, Inc.                                               122,800    4,730,256
Cerner Corp. *                                                15,400      730,730
Microsoft Corp.                                              128,700    3,501,927
                                                                     ------------
                                                                        8,962,913
                                                                     ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.7%
Qwest Communications International, Inc. *                   267,300    1,817,640
                                                                     ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.1%
QUALCOMM, Inc.                                                55,000    2,783,550
                                                                     ------------
TOBACCO -- 1.8%
Altria Group, Inc.                                            67,700    4,797,222
                                                                     ------------
TRANSPORTATION -- 2.8%
Norfolk Southern Corp.                                       137,900    7,456,253
                                                                     ------------
Total Common Stocks (Cost $247,619,353)                               263,718,467
                                                                     ------------

SECURITY                                                     PAR
DESCRIPTION                                                 AMOUNT       VALUE
--------------------------------------------------------- ---------- ------------
SHORT-TERM INVESTMENT -- 0.8%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/31/05 at 2.25% to be repurchased at $2,110,396
  on 04/03/06 collateralized by $2,185,000 U.S. Treasury
  Note 3.875% due 05/15/09 with a value of $2,155,697
  (Cost -- $2,110,000)                                    $2,110,000    2,110,000
                                                                     ------------
TOTAL INVESTMENTS -- 100.5% (Cost $249,729,353#)                      265,828,467
                                                                     ------------
Other Assets and Liabilities (net) -- (0.5)%                           (1,416,756)
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                           $264,411,711
                                                                     ============

Portfolio Footnotes
*  Non-income producing security
#  Aggregate cost for federal income tax purposes is substantially the same.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES    VALUE
---------------------------------------------- ------- ----------
INVESTMENT COMPANY SECURITIES -- 99.3%
AIM Capital Appreciation Portfolio                 287 $    3,546
Capital Appreciation Fund*                      13,975  1,087,376
Disciplined Mid Cap Stock Portfolio                824     19,338
Equity Income Portfolio                         55,597  1,026,313
Large Cap Portfolio                             16,850    266,571
Mondrian International Stock Portfolio         114,576  1,559,375
Mercury Large Cap Portfolio                      5,076     54,718
MFS Mid Cap Growth Portfolio                     2,725     23,384
MFS Value Portfolio                                630      8,255
Pioneer Fund Portfolio                         131,416  1,757,033
Pioneer Mid Cap Value Portfolio                    471      5,320
Style Focus Series: Small Cap Growth Portfolio  12,762    166,161
Style Focus Series: Small Cap Value Portfolio    8,826    112,881
Strategic Equity Portfolio                       9,982    189,362
Van Kampen Enterprise Portfolio                 91,880  1,220,170
                                                       ----------
Total Investment Company Securities
(Cost $6,920,733)                                       7,499,803
                                                       ----------
TOTAL INVESTMENTS -- 99.3% (Cost $6,920,733#)           7,499,803
                                                       ----------
Other Assets and Liabilities (net) -- 0.7%                 53,692
                                                       ----------
TOTAL NET ASSETS -- 100.0%                             $7,553,495
                                                       ==========

Portfolio Footnotes
*  Not part of The Travelers Series Trust.
#  Aggregate cost for federal income tax purposes is substantially the same.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
MANAGED ALLOCATION SERIES: CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES    VALUE
---------------------------------------------- ------- ----------
INVESTMENT COMPANY SECURITIES -- 99.6%
AIM Capital Appreciation Portfolio                   6 $       71
Capital Appreciation Fund*                       5,430    422,495
Convertible Securities Portfolio                 6,691     84,904
Disciplined Mid Cap Stock Portfolio                163      3,822
Equity Income Portfolio                         16,834    310,751
Federated High Yield Portfolio                  22,222    201,334
High Yield Bond Trust*                           6,015     61,891
Large Cap Portfolio                              1,847     29,212
Mercury Large Cap Core Portfolio                 1,209     13,029
MFS Mid Cap Growth Portfolio                       786      6,744
MFS Value Portfolio                                323      4,240
Mondrian International Stock Portfolio          21,153    287,898
Money Market Portfolio*                        645,658    645,658
Pioneer Fund Portfolio                          13,871    185,453
Pioneer Mid Cap Value Portfolio                    537      6,058
Pioneer Strategic Income Portfolio              91,100    857,250
Strategic Equity Portfolio                       1,103     20,919
Style Focus Series: Small Cap Growth Portfolio     678      8,824
Style Focus Series: Small Cap Value Portfolio    2,555     32,680
Travelers Quality Bond Portfolio               158,551  1,771,020
U.S. Government Securities Portfolio           113,373  1,474,988
Van Kampen Enterprise Portfolio                  3,125     41,499
                                                       ----------
Total Investment Company Securities
(Cost $6,420,100)                                       6,470,740
                                                       ----------
TOTAL INVESTMENTS -- 99.6% (Cost $6,420,100#)           6,470,740
                                                       ----------
Other Assets and Liabilities (net) -- 0.4%                 23,157
                                                       ----------
TOTAL NET ASSETS -- 100.0%                             $6,493,897
                                                       ==========

Portfolio Footnotes
*  Not part of The Travelers Series Trust.
#  Aggregate cost for federal income tax purposes is substantially the same.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
MANAGED ALLOCATION SERIES: MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                     SHARES      VALUE
---------------------------------------------- --------- -----------
INVESTMENT COMPANY SECURITIES -- 99.2%
AIM Capital Appreciation Portfolio                 4,744 $    58,677
Capital Appreciation Fund*                        44,355   3,451,238
Convertible Securities Portfolio                  79,377   1,007,289
Disciplined Mid Cap Stock Portfolio                1,018      23,898
Equity Income Portfolio                          149,068   2,751,786
Federated High Yield Portfolio                    61,382     556,124
High Yield Bond Trust*                             6,781      69,777
Large Cap Portfolio                              111,486   1,763,711
Mercury Large Cap Core Portfolio                  19,218     207,175
MFS Mid Cap Growth Portfolio                       6,527      56,001
MFS Value Portfolio                                4,959      65,018
Mondrian International Stock Portfolio           299,347   4,074,108
Money Market Portfolio*                        1,537,660   1,537,660
Pioneer Fund Portfolio                           367,085   4,907,921
Pioneer Mid Cap Value Portfolio                      664       7,492
Pioneer Strategic Income Portfolio               345,047   3,246,889
Strategic Equity Portfolio                        21,383     405,640
Style Focus Series: Small Cap Growth Portfolio    13,355     173,881
Style Focus Series: Small Cap Value Portfolio     15,238     194,899
Travelers Quality Bond Portfolio                 170,441   1,903,829
U.S. Government Securities Portfolio             299,602   3,897,820
Van Kampen Enterprise Portfolio                  104,263   1,384,608
                                                         -----------
Total Investment Company Securities
(Cost $30,474,771)                                        31,745,441
                                                         -----------
TOTAL INVESTMENTS -- 99.2% (Cost $30,474,771#)            31,745,441
                                                         -----------
Other Assets and Liabilities (net) -- 0.8%                   271,661
                                                         -----------
TOTAL NET ASSETS -- 100.0%                               $32,017,102
                                                         ===========

Portfolio Footnotes
*  Not part of The Travelers Series Trust.
#  Aggregate cost for federal income tax purposes is substantially the same.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
MANAGED ALLOCATION SERIES: MODERATE-AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                      SHARES      VALUE
----------------------------------------------- --------- -----------
INVESTMENT COMPANY SECURITIES -- 100.1%
AIM Capital Appreciation Portfolio                    211 $     2,616
Capital Appreciation Fund*                         56,739   4,414,875
Convertible Securities Portfolio                   84,799   1,076,099
Disciplined Mid Cap Stock Portfolio                 2,030      47,654
Equity Income Portfolio                           192,916   3,561,223
Federated High Yield Portfolio                     32,829     297,432
High Yield Bond Trust*                              5,163      53,125
Large Cap Portfolio                               118,710   1,877,987
Mercury Large Cap Core Portfolio                    7,881      84,952
MFS Mid Cap Growth Portfolio                        5,290      45,386
MFS Value Portfolio                                 4,509      59,118
Mondrian International Stock Portfolio            419,689   5,711,969
Money Market Portfolio*                         1,717,768   1,717,768
Pioneer Fund Portfolio                            474,068   6,338,284
Pioneer Mid Cap Value Portfolio                     1,290      14,569
Pioneer Strategic Income Portfolio                382,675   3,600,971
Strategic Equity Portfolio                         22,905     434,509
Style Focus Series: Small Cap Growth Portfolio     12,447     162,057
Style Focus Series: Small Cap Value Portfolio       7,126      91,136
Travelers Quality Bond Portfolio                  110,766   1,237,257
U.S. Government Securities Portfolio              177,357   2,307,416
Van Kampen Enterprise Portfolio                   203,532   2,702,903
                                                          -----------
Total Investment Company Securities
(Cost $34,031,543)                                         35,839,306
                                                          -----------
TOTAL INVESTMENTS -- 100.1% (Cost $34,031,543#)            35,839,306
                                                          -----------
Other Assets and Liabilities (net) -- (0.1)%                  (42,197)
                                                          -----------
TOTAL NET ASSETS -- 100.0%                                $35,797,109
                                                          ===========

Portfolio Footnotes
*  Not part of The Travelers Series Trust.
#  Aggregate cost for federal income tax purposes is substantially the same.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
MANAGED ALLOCATION SERIES: MODERATE-CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES     VALUE
---------------------------------------------- ------- ----------
INVESTMENT COMPANY SECURITIES -- 100.6%
AIM Capital Appreciation Portfolio                 582 $    7,196
Capital Appreciation Fund*                       6,985    543,481
Convertible Securities Portfolio                11,806    149,814
Disciplined Mid Cap Stock Portfolio                391      9,178
Equity Income Portfolio                         22,366    412,867
Federated High Yield Portfolio                  16,780    152,031
High Yield Bond Trust*                           3,844     39,553
Large Cap Portfolio                             14,656    231,862
Mercury Large Cap Core Portfolio                 2,519     27,156
MFS Mid Cap Growth Portfolio                     1,351     11,590
MFS Value Portfolio                                292      3,827
Mondrian International Stock Portfolio          40,944    557,250
Money Market Portfolio*                        311,150    311,150
Pioneer Fund Portfolio                          48,190    644,302
Pioneer Mid Cap Value Portfolio                    806      9,104
Pioneer Strategic Income Portfolio              70,418    662,630
Strategic Equity Portfolio                       3,566     67,650
Style Focus Series: Small Cap Growth Portfolio   1,919     24,986
Style Focus Series: Small Cap Value Portfolio    3,348     42,825
Travelers Quality Bond Portfolio               106,144  1,185,631
U.S. Government Securities Portfolio            92,371  1,201,745
Van Kampen Enterprise Portfolio                  6,805     90,370
                                                       ----------
Total Investment Company Securities
(Cost $6,169,812)                                       6,386,198
                                                       ----------
TOTAL INVESTMENTS -- 100.6% (Cost $6,169,812#)          6,386,198
                                                       ----------
Other Assets and Liabilities (net) -- (0.6)%              (40,410)
                                                       ----------
TOTAL NET ASSETS -- 100.0%                             $6,345,788
                                                       ==========

Portfolio Footnotes
*  Not part of The Travelers Series Trust.
#  Aggregate cost for federal income tax purposes is substantially the same.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MERCURY LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
---------------------------------------------------------------------------
COMMON STOCKS -- 100.2%

AEROSPACE & DEFENSE -- 4.6%
Boeing Co. (The)                                         24,000 $ 1,870,320
Lockheed Martin Corp.                                    22,000   1,652,860
Northrop Grumman Corp.                                   16,000   1,092,640
Raytheon Co.                                             37,000   1,696,080
                                                                -----------
                                                                  6,311,900
                                                                -----------
AIRLINES -- 1.1%
AMR Corp. *                                              56,000   1,514,800
                                                                -----------
AUTOMOBILES -- 1.7%
Ford Motor Co.                                           93,000     740,280
Harley-Davidson, Inc.                                    29,000   1,504,520
                                                                -----------
                                                                  2,244,800
                                                                -----------
BANKS -- 0.7%
Bank of America Corp.                                    20,000     910,800
                                                                -----------
BIOTECHNOLOGY -- 1.9%
Amgen, Inc. *                                            32,000   2,328,000
Gilead Sciences, Inc. *                                   4,000     248,880
                                                                -----------
                                                                  2,576,880
                                                                -----------
CHEMICALS -- 0.0%
Tronox, Inc. - Class B                                    2,823      47,962
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Fiserv, Inc. *                                           31,000   1,319,050
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.7%
Cisco Systems, Inc. *                                   135,000   2,925,450
Motorola, Inc.                                           89,000   2,038,990
                                                                -----------
                                                                  4,964,440
                                                                -----------
COMPUTERS & PERIPHERALS -- 5.6%
Apple Computer, Inc. *                                   27,000   1,693,440
Dell, Inc. *                                             66,000   1,964,160
Hewlett-Packard Co.                                      72,000   2,368,800
International Business Machines Corp.                     2,000     164,940
NCR Corp. *                                              35,000   1,462,650
                                                                -----------
                                                                  7,653,990
                                                                -----------
ELECTRIC UTILITIES -- 0.9%
Edison International                                     31,000   1,276,580
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Agilent Technologies, Inc. *                             41,000   1,539,550
Jabil Circuit, Inc. *                                    21,000     900,060
Solectron Corp. *                                       166,000     664,000
                                                                -----------
                                                                  3,103,610
                                                                -----------
FINANCIAL - DIVERSIFIED -- 7.4%
Charles Schwab Corp. (The)                               92,000   1,583,320
Citigroup, Inc.                                          27,000   1,275,210
Goldman Sachs Group, Inc. (The)                          13,000   2,040,480
JPMorgan Chase & Co.                                     31,000   1,290,840
Lehman Brothers Holdings, Inc.                           12,000   1,734,360
Morgan Stanley                                           34,000   2,135,880
                                                                -----------
                                                                 10,060,090
                                                                -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MERCURY LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES    VALUE
-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Becton, Dickinson & Co.                                    23,000 $ 1,416,340
Johnson & Johnson                                          50,000   2,961,000
                                                                  -----------
                                                                    4,377,340
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 8.5%
Aetna, Inc.                                                33,000   1,621,620
AmerisourceBergen Corp.                                    32,000   1,544,640
Express Scripts, Inc. *                                    17,000   1,494,300
HCA, Inc.                                                  30,000   1,373,700
Humana, Inc. *                                              3,000     157,950
McKesson Corp.                                             28,000   1,459,640
UnitedHealth Group, Inc.                                   37,000   2,066,820
WellPoint, Inc. *                                          24,000   1,858,320
                                                                  -----------
                                                                   11,576,990
                                                                  -----------
HOUSEHOLD DURABLES -- 1.1%
NVR, Inc. *                                                 2,000   1,477,900
                                                                  -----------
HOUSEHOLD PRODUCTS -- 0.4%
Procter & Gamble Co. (The)                                 10,000     576,200
                                                                  -----------
INDUSTRIAL - DIVERSIFIED -- 3.0%
General Electric Co.                                       70,000   2,434,600
Rockwell Automation, Inc.                                  22,000   1,582,020
                                                                  -----------
                                                                    4,016,620
                                                                  -----------
INSURANCE -- 6.5%
American International Group, Inc.                          5,000     330,450
Aon Corp.                                                  36,000   1,494,360
CIGNA Corp.                                                12,000   1,567,440
Nationwide Financial Services, Inc., Class A               22,000     946,440
PMI Group, Inc. (The)                                      19,000     872,480
Principal Financial Group, Inc.                             5,000     244,000
Prudential Financial, Inc.                                 23,000   1,743,630
SAFECO Corp.                                               24,000   1,205,040
UnumProvident Corp.                                        23,000     471,040
                                                                  -----------
                                                                    8,874,880
                                                                  -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
McAfee, Inc. *                                             44,000   1,070,520
                                                                  -----------
IT CONSULTING & SERVICES -- 0.3%
Computer Sciences Corp. *                                   6,000     333,300
                                                                  -----------
MEDIA -- 0.6%
Walt Disney Co. (The)                                      31,000     864,590
                                                                  -----------
METALS & MINING -- 3.5%
Freeport-McMoRan Copper & Gold, Inc. - Class B             28,000   1,673,560
Nucor Corp.                                                16,000   1,676,640
Phelps Dodge Corp.                                         18,000   1,449,540
                                                                  -----------
                                                                    4,799,740
                                                                  -----------
OIL & GAS -- 18.1%
Amerada Hess Corp.                                         10,000   1,424,000
Anadarko Petroleum Corp.                                   16,000   1,616,160
Apache Corp.                                               16,000   1,048,160
Burlington Resources, Inc.                                 19,000   1,746,290
Chevron Corp.                                              12,888     747,117
ConocoPhillips                                             35,000   2,210,250
Devon Energy Corp.                                         27,000   1,651,590
EOG Resources, Inc.                                         4,000     288,000
Exxon Mobil Corp.                                          88,000   5,355,680
Kerr-McGee Corp.                                           14,000   1,336,720

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MERCURY LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES      VALUE
------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Marathon Oil Corp.                                       22,000 $   1,675,740
Occidental Petroleum Corp.                               20,000     1,853,000
Sunoco, Inc.                                             20,000     1,551,400
Tesoro Corp.                                              6,000       410,040
Valero Energy Corp.                                      28,000     1,673,840
                                                                -------------
                                                                   24,587,987
                                                                -------------
PHARMACEUTICALS -- 5.9%
Allergan, Inc.                                           13,000     1,410,500
Caremark Rx, Inc. *                                      30,000     1,475,400
Merck & Co., Inc.                                        61,000     2,149,030
Pfizer, Inc.                                            121,000     3,015,320
                                                                -------------
                                                                    8,050,250
                                                                -------------
RETAIL - MULTILINE -- 1.1%
J.C. Penney Co., Inc.                                    25,000     1,510,250
                                                                -------------
RETAIL - SPECIALTY -- 4.6%
Best Buy Co., Inc.                                       28,000     1,566,040
Nordstrom, Inc.                                          37,000     1,449,660
Staples, Inc.                                            61,000     1,556,720
Starbucks Corp. *                                        45,000     1,693,800
                                                                -------------
                                                                    6,266,220
                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.9%
Advanced Micro Devices, Inc. *                           45,000     1,492,200
Lam Research Corp. *                                     33,000     1,419,000
National Semiconductor Corp.                             53,000     1,475,520
NVIDIA Corp. *                                           28,000     1,603,280
Texas Instruments, Inc.                                  63,000     2,045,610
                                                                -------------
                                                                    8,035,610
                                                                -------------
SOFTWARE -- 5.6%
BEA Systems, Inc. *                                     120,000     1,575,600
CA, Inc.                                                 44,090     1,199,689
Citrix Systems, Inc. *                                   19,000       720,100
Intuit, Inc. *                                           26,000     1,382,940
Microsoft Corp.                                          49,000     1,333,290
Red Hat, Inc. *                                          50,000     1,399,000
                                                                -------------
                                                                    7,610,619
                                                                -------------
TOBACCO -- 0.2%
Altria Group, Inc.                                        4,000       283,440
                                                                -------------
Total Common Stocks (Cost $111,694,380)                           136,297,358
                                                                -------------
ESCROWED SHARES -- 0.0%
ESC Seagate Technology 0.000%
  (Cost -- $0)                                           27,200             3
                                                                -------------
TOTAL INVESTMENTS -- 100.2% (Cost $111,694,380#)                  136,297,361
                                                                -------------
Other Assets and Liabilities (net) -- (0.2)%                         (308,884)
                                                                -------------
TOTAL NET ASSETS -- 100.0%                                      $ 135,988,477
                                                                =============

Portfolio Footnotes
*   Non-income producing security
#   Aggregate cost for federal income tax purposes is substantially the same.

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                  SHARES     VALUE
-------------------------------------------- ------- -----------
COMMON STOCKS -- 100.3%

AEROSPACE & DEFENSE -- 0.8%
Precision Castparts Corp.                     43,500 $ 2,583,900
                                                     -----------
AIR FREIGHT & LOGISTICS -- 1.3%
Expeditors International of Washington, Inc.  31,620   2,731,652
UTI Worldwide, Inc. (a)                       50,600   1,598,960
                                                     -----------
                                                       4,330,612
                                                     -----------
AUTO COMPONENTS -- 0.5%
Gentex Corp. (a)                             101,000   1,763,460
                                                     -----------
BANKS -- 1.7%
Commerce Bancorp, Inc. (a)                   153,600   5,629,440
                                                     -----------
BIOTECHNOLOGY -- 5.9%
Celgene Corp. *(a)                           116,400   5,147,208
Gen-Probe, Inc. *(a)                          63,870   3,520,515
Genzyme Corp. *                               80,650   5,421,293
Gilead Sciences, Inc. *                       28,310   1,761,448
Human Genome Sciences, Inc. *(a)             154,000   1,673,980
ImClone Systems, Inc. *(a)                    67,760   2,305,195
                                                     -----------
                                                      19,829,639
                                                     -----------
CHEMICALS -- 1.1%
Praxair, Inc.                                 64,500   3,557,175
                                                     -----------
COMMERCIAL SERVICES & SUPPLIES -- 9.2%
Alliance Data System Corp. *(a)               64,620   3,022,277
Bright Horizons Family Solutions, Inc. *(a)   45,400   1,758,342
Brink's Co. (The)                             42,100   2,136,996
CheckFree Corp. *                             41,700   2,105,850
Corporate Executive Board Co.                 77,190   7,788,471
Employee Solutions, Inc. *(b)                    484           0
ITT Educational Services, Inc. *              79,900   5,117,595
Monster Worldwide, Inc. *                     94,940   4,733,709
Paychex, Inc.                                 99,400   4,141,004
                                                     -----------
                                                      30,804,244
                                                     -----------
COMMUNICATIONS EQUIPMENT -- 3.1%
Harris Corp.                                  72,000   3,404,880
Juniper Networks, Inc. *                     365,700   6,992,184
                                                     -----------
                                                      10,397,064
                                                     -----------
COMPUTERS & PERIPHERALS -- 1.0%
SanDisk Corp. *                               58,700   3,376,424
                                                     -----------
ELECTRIC UTILITIES -- 1.1%
NRG Energy, Inc. *(a)                         82,200   3,717,084
                                                     -----------
ELECTRICAL EQUIPMENT -- 0.3%
AMETEK, Inc.                                  24,100   1,083,536
                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
FLIR Systems, Inc. *(a)                       65,400   1,858,014
Roper Industries, Inc. (a)                    36,120   1,756,516
                                                     -----------
                                                       3,614,530
                                                     -----------
ENERGY EQUIPMENT & SERVICES -- 5.2%
Cooper Cameron Corp. *                        57,300   2,525,784
GlobalSantaFe Corp.                           80,550   4,893,413
National-Oilwell Varco, Inc. *                60,700   3,892,084
Noble Corp.                                   76,200   6,179,820
                                                     -----------
                                                      17,491,101
                                                     -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                       SHARES     VALUE
------------------------------------------------- ------- -----------
FINANCIAL - DIVERSIFIED -- 5.5%
Calamos Asset Management, Inc., - Class A          32,400 $ 1,211,760
Chicago Mercantile Exchange Holdings, Inc.         13,800   6,175,500
Investors Financial Services Corp. (a)             98,800   4,630,756
Legg Mason, Inc.                                   42,580   5,336,551
Nelnet, Inc., - Class A *(a)                       25,200   1,049,580
                                                          -----------
                                                           18,404,147
                                                          -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 9.8%
Advanced Medical Optics, Inc. *(a)                139,100   6,487,624
C.R. Bard, Inc.                                    39,500   2,678,495
Cytyc Corp. *                                     186,890   5,266,560
DENTSPLY International, Inc.                       98,250   5,713,238
Millipore Corp. *                                  91,650   6,695,949
St. Jude Medical, Inc. *                           78,300   3,210,300
Thoratec Corp. *(a)                               103,490   1,994,252
Ventana Medical Systems, Inc. *(a)                 23,400     977,418
                                                          -----------
                                                           33,023,836
                                                          -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
Health Net, Inc. *(a)                              88,900   4,517,898
Laboratory Corp. of America Holdings *             29,600   1,731,008
United Surgical Partners International, Inc. *(a)  72,600   2,570,766
VCA Antech, Inc. *                                 29,100     828,768
                                                          -----------
                                                            9,648,440
                                                          -----------
HOTELS, RESTAURANTS & LEISURE -- 4.6%
Cheesecake Factory, Inc. *                        145,680   5,455,716
International Game Technology                     142,620   5,023,076
RARE Hospitality International, Inc. *(a)          84,800   2,953,584
Station Casinos, Inc.                              25,500   2,023,935
                                                          -----------
                                                           15,456,311
                                                          -----------
INDUSTRIAL - DIVERSIFIED -- 1.0%
Rockwell Automation, Inc.                          48,100   3,458,871
                                                          -----------
Insurance -- 1.7%
ACE, Ltd.                                          45,230   2,352,412
PartnerRe, Ltd.                                    53,200   3,303,188
                                                          -----------
                                                            5,655,600
                                                          -----------
IT CONSULTING & SERVICES -- 0.4%
Satyam Computer Services, Ltd. (ADR) (a)           30,200   1,321,552
                                                          -----------
MACHINERY -- 1.2%
ITT Industries, Inc.                               71,200   4,002,864
                                                          -----------
MEDIA -- 3.5%
Citadel Broadcasting Co. (a)                       92,110   1,021,500
Getty Images, Inc. *(a)                            60,190   4,507,027
Grupo Televisa S.A. (ADR)                         219,840   4,374,816
XM Satellite Radio Holdings, Inc., - Class A *(a)  85,100   1,895,177
                                                          -----------
                                                           11,798,520
                                                          -----------
METALS & MINING -- 0.2%
Aber Diamond (CAD)*                                   400      16,118
Inmet Mining Corp. (CAD)                           27,700     825,824
                                                          -----------
                                                              841,942
                                                          -----------
OIL & GAS -- 3.0%
Amerada Hess Corp.                                 26,000   3,702,400
Grant Prideco, Inc. *                              39,700   1,700,748

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                      SHARES     VALUE
------------------------------------------------ ------- ------------
OIL & GAS - CONTINUED
Smith International, Inc. (a)                    119,600 $  4,659,616
                                                         ------------
                                                           10,062,764
                                                         ------------
PAPER & FOREST PRODUCTS -- 0.3%
Aracruz Celulose S.A. (ADR) (a)                   22,500    1,191,150
                                                         ------------
PERSONAL PRODUCTS -- 0.7%
Estee Lauder Companies, Inc., - Class A           64,700    2,406,193
                                                         ------------
PHARMACEUTICALS -- 4.0%
Allergan, Inc.                                    42,710    4,634,035
Endo Pharmaceuticals Holdings, Inc. *            128,750    4,224,288
Medicis Pharmaceutical Corp. (a)                 114,240    3,724,224
Theravance, Inc. *(a)                             30,500      855,220
                                                         ------------
                                                           13,437,767
                                                         ------------
RETAIL - SPECIALTY -- 8.2%
Advance Auto Parts, Inc.                          40,600    1,690,584
Aeropostale, Inc. *                               70,000    2,111,200
Bed Bath & Beyond, Inc. *                         50,000    1,920,000
Chico's FAS, Inc. *                              166,800    6,778,752
Harman International Industries, Inc.             33,500    3,722,855
PETsMART, Inc.                                   158,220    4,452,311
Urban Outfitters, Inc. *(a)                      141,800    3,479,772
Williams-Sonoma, Inc. *                           84,500    3,582,800
                                                         ------------
                                                           27,738,274
                                                         ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 6.3%
Analog Devices, Inc.                             154,540    5,917,337
KLA-Tencor Corp.                                  67,750    3,276,390
Marvell Technology Group, Ltd. *                  41,710    2,256,511
PMC-Sierra, Inc. *(a)                            239,910    2,948,494
Tessera Technologies, Inc. *(a)                   62,000    1,988,960
Xilinx, Inc.                                     188,470    4,798,446
                                                         ------------
                                                           21,186,138
                                                         ------------
SOFTWARE -- 8.8%
Activision, Inc. *                               243,100    3,352,349
Adobe Systems, Inc. *                            157,300    5,492,916
Amdocs, Ltd. *                                   185,530    6,690,212
Electronic Arts, Inc. *                           76,500    4,186,080
MICROS Systems, Inc. *(a)                        109,900    5,063,093
Symantec Corp. *                                 106,858    1,798,420
TALX Corp. (a)                                    75,600    2,153,088
TIBCO Software, Inc. *                            90,000      752,400
                                                         ------------
                                                           29,488,558
                                                         ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.5%
Telus Corp. (CAD)                                 40,600    1,572,006
                                                         ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.0%
American Tower Corp., - Class A *                332,767   10,089,495
                                                         ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
MSC Industrial Direct Co., Inc., - Class A (a)    92,700    5,007,654
W. W. Grainger, Inc.                              41,100    3,096,885
                                                         ------------
                                                            8,104,539
                                                         ------------
Total Common Stocks (Cost $284,157,039)                   337,067,176
                                                         ------------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY                                          SHARES/PAR
DESCRIPTION                                         AMOUNT        VALUE
------------------------------------------------- ----------- ------------
SHORT - TERM INVESTMENTS -- 16.7%
Citigroup Funding, Inc. 4.830%, due 04/03/06      $ 2,545,000 $  2,544,317
                                                              ------------
State Street Navigator Securities Lending
  Prime Portfolio (c)                              53,604,081   53,604,081
                                                              ------------
Total Short - Term Investments (Cost $56,148,398)               56,148,398
                                                              ------------
TOTAL INVESTMENTS -- 117.0% (Cost $340,305,437#)               393,215,573
                                                              ------------
Other Assets and Liabilities (net) -- (17.0)%                  (57,260,137)
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                    $335,955,436
                                                              ============

Portfolio Footnotes
*    Non-income producing security.
(a)  All or a portion of security is on loan.
(b)  Security is in default.
(c) Represents investment of collateral received from securities lending transactions.
#    Aggregate cost for federal income tax purposes is substantially the same.

   ADR - American Depositary Receipt
   CAD - Canadian dollar denominated security.

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                    See Notes to Portfolio of Investments.

THE TRAVELERS SERIES TRUST
MFS VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES    VALUE
---------------------------------------------------------------------------
COMMON STOCKS -- 98.0%

AEROSPACE & DEFENSE -- 6.9%
Lockheed Martin Corp.                                    32,180 $ 2,417,684
Northrop Grumman Corp.                                   27,370   1,869,097
United Technologies Corp.                                19,140   1,109,546
                                                                -----------
                                                                  5,396,327
                                                                -----------
AIR FREIGHT & LOGISTICS -- 0.2%
CNF, Inc.                                                 3,210     160,307
                                                                -----------
AUTO COMPONENTS -- 0.3%
Johnson Controls, Inc.                                    3,300     250,569
                                                                -----------
BANKS -- 11.4%
Bank of America Corp.                                    74,667   3,400,338
Bank of New York Co., Inc. (The)                          6,810     245,432
Mellon Financial Corp.                                   20,470     728,732
PNC Financial Services Group, Inc.                       18,400   1,238,504
SunTrust Banks, Inc.                                     23,240   1,690,942
UBS AG                                                    7,232     795,012
Wells Fargo & Co.                                        12,270     783,685
                                                                -----------
                                                                  8,882,645
                                                                -----------
BEVERAGES -- 1.4%
Diageo Plc                                               46,430     732,030
PepsiCo, Inc.                                             6,200     358,298
                                                                -----------
                                                                  1,090,328
                                                                -----------
BUILDING PRODUCTS -- 2.5%
Masco Corp.                                              51,590   1,676,159
Sherwin-Williams Co.                                      5,220     258,077
                                                                -----------
                                                                  1,934,236
                                                                -----------
CHEMICALS -- 5.6%
Air Products & Chemicals, Inc.                            9,060     608,741
Dow Chemical Co.                                         15,580     632,548
E.I. du Pont de Nemours & Co.                            16,450     694,354
Nalco Holding Co. *                                       9,450     167,265
PPG Industries, Inc.                                     16,380   1,037,673
Praxair, Inc.                                             8,590     473,739
Syngenta AG *                                             5,520     776,313
                                                                -----------
                                                                  4,390,633
                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.5%
Cisco Systems, Inc. *                                    18,330     397,211
                                                                -----------
COMPUTERS & PERIPHERALS -- 0.2%
Dell, Inc. *                                              6,610     196,714
                                                                -----------
CONTAINERS & PACKAGING -- 0.3%
Smurfit-Stone Container Corp. *                          15,890     215,627
                                                                -----------
ELECTRIC UTILITIES -- 5.6%
Dominion Resources, Inc.                                 28,460   1,964,594
Entergy Corp.                                             4,290     295,753
Exelon Corp.                                              5,010     265,029
FPL Group, Inc.                                          19,310     775,104
PPL Corp.                                                13,150     386,610
Public Service Enterprise Group, Inc.                     5,810     372,072
TXU Corp.                                                 7,390     330,776
                                                                -----------
                                                                  4,389,938
                                                                -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Noble Corp.                                               5,300     429,830
                                                                -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES    VALUE
---------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED -- 11.0%
American Express Co.                                     28,500 $ 1,497,675
Ameriprise Financial, Inc.                                4,020     181,141
Fannie Mae                                               21,920   1,126,688
Franklin Resources, Inc.                                  4,110     387,326
Freddie Mac                                              12,700     774,700
Goldman Sachs Group, Inc. (The)                          22,340   3,506,487
Lehman Brothers Holdings, Inc.                            4,440     641,713
Merrill Lynch & Co., Inc.                                 6,410     504,852
                                                                -----------
                                                                  8,620,582
                                                                -----------
FOOD PRODUCTS -- 3.1%
Archer-Daniels-Midland Co.                               14,966     503,606
Kellogg Co.                                              24,670   1,086,467
Nestle S.A.                                               1,489     442,362
Sara Lee Corp.                                           21,410     382,811
                                                                -----------
                                                                  2,415,246
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
Johnson & Johnson                                        34,300   2,031,246
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Baxter International, Inc.                                3,750     145,538
                                                                -----------
HOUSEHOLD PRODUCTS -- 0.3%
Kimberly-Clark Corp.                                      3,970     229,466
                                                                -----------
INDUSTRIAL - DIVERSIFIED -- 1.1%
Cooper Industries, Ltd. - Class A                         8,210     713,449
Tyco International, Ltd.                                  6,520     175,258
                                                                -----------
                                                                    888,707
                                                                -----------
INSURANCE -- 6.3%
Allstate Corp. (The)                                     44,480   2,317,853
Chubb Corp. (The)                                         6,860     654,718
CIGNA Corp.                                               2,680     350,062
Genworth Financial, Inc. - Class A                        8,450     282,483
Hartford Financial Services Group, Inc.                  13,580   1,093,869
Lincoln National Corp.                                    4,490     245,109
                                                                -----------
                                                                  4,944,094
                                                                -----------
IT CONSULTING & SERVICES -- 1.2%
Accenture, Ltd. - Class A                                30,790     925,855
                                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Hasbro, Inc.                                             14,730     310,803
                                                                -----------
MACHINERY -- 3.0%
Deere & Co.                                              21,360   1,688,508
Finning International, Inc.                               2,690      89,006
Illinois Tool Works, Inc.                                 5,480     527,779
                                                                -----------
                                                                  2,305,293
                                                                -----------
MEDIA -- 2.7%
CBS Corp. - Class B                                      13,845     332,003
Reed Elsevier Plc.                                       52,170     500,867
Tribune Co.                                              10,060     275,946
Viacom, Inc. - Class B *                                 13,585     527,098
Walt Disney Co. (The)                                    17,930     500,067
                                                                -----------
                                                                  2,135,981
                                                                -----------
OIL & GAS -- 11.6%
Amerada Hess Corp.                                        4,730     673,552
Apache Corp.                                              5,870     384,544
BP Plc, (ADR)                                            12,390     854,167

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES     VALUE
-----------------------------------------------------------------------------
OIL & GAS - CONTINUED
Chevron Corp.                                               9,724 $   563,700
ConocoPhillips                                             27,750   1,752,412
Devon Energy Corp.                                          9,360     572,551
EOG Resources, Inc.                                         7,930     570,960
Exxon Mobil Corp.                                          26,610   1,619,485
Total S.A., (ADR)                                          15,370   2,024,690
                                                                  -----------
                                                                    9,016,061
                                                                  -----------
PAPER & FOREST PRODUCTS -- 1.1%
Bowater, Inc.                                               3,500     103,530
International Paper Co.                                    20,980     725,279
                                                                  -----------
                                                                      828,809
                                                                  -----------
PHARMACEUTICALS -- 4.0%
Abbott Laboratories                                        14,150     600,951
Eli Lilly & Co.                                             5,490     303,597
Merck & Co., Inc.                                          34,780   1,225,299
Wyeth                                                      20,110     975,737
                                                                  -----------
                                                                    3,105,584
                                                                  -----------
RETAIL - SPECIALTY -- 2.0%
Federated Department Stores, Inc.                           2,160     157,680
Gap, Inc. (The)                                            42,880     800,998
Home Depot, Inc. (The)                                      5,590     236,457
NIKE, Inc. - Class B                                        4,400     374,440
                                                                  -----------
                                                                    1,569,575
                                                                  -----------
ROAD & RAIL -- 1.8%
Burlington Northern Santa Fe Corp.                         13,520   1,126,621
Norfolk Southern Corp.                                      5,110     276,298
                                                                  -----------
                                                                    1,402,919
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.7%
Analog Devices, Inc.                                        5,750     220,168
Intel Corp.                                                18,620     360,297
                                                                  -----------
                                                                      580,465
                                                                  -----------
SOFTWARE -- 0.9%
Oracle Corp. *                                             35,440     485,173
Symantec Corp. *                                           11,760     197,921
                                                                  -----------
                                                                      683,094
                                                                  -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.5%
Sprint Nextel Corp.                                        79,920   2,065,133
Verizon Communications, Inc.                               19,260     655,995
                                                                  -----------
                                                                    2,721,128
                                                                  -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.2%
Vodafone Group Plc                                        429,540     900,229
                                                                  -----------
TOBACCO -- 3.3%
Altria Group, Inc.                                         35,940   2,546,708
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
W.W. Grainger, Inc.                                         5,950     448,333
                                                                  -----------
Total Common Stocks (Cost $66,547,804)                             76,490,081
                                                                  -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MFS VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT       VALUE
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.6%

COMMERICAL PAPER -- 1.6%
Citigroup Funding, Inc. 4.830%, due 04/03/06
  (Cost -- $1,205,676)                                $ 1,206,000 $  1,205,676
                                                                  ------------
TOTAL INVESTMENTS -- 99.6% (Cost $67,753,480#)                      77,695,757
                                                                  ------------
Other Assets and Liabilities (net) -- 0.4%                             344,023
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $ 78,039,780
                                                                  ============

Portfolio Footnotes
*   Non-income producing security
#   Aggregate cost for federal income tax purposes is substantially the same.

ADR - American Depository Receipt

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MONDRIAN INTERNATIONAL STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES      VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 99.2%

AUSTRALIA -- 8.0%
Coles Myer, Ltd. (a)                                   293,428 $ 2,249,267
National Australia Bank, Ltd.                          281,867   7,612,744
Telstra Corp., Ltd. (a)                              1,740,014   4,662,083
Wesfarmers, Ltd.                                       112,321   2,806,681
                                                               -----------
                                                                17,330,775
                                                               -----------
BELGIUM -- 3.4%
Fortis                                                 202,500   7,236,190
                                                               -----------
FINLAND -- 1.6%
UPM-Kymmene OYJ (a)                                    141,500   3,349,177
                                                               -----------
FRANCE -- 9.3%
Compagnie de Saint-Gobain (a)                           60,300   4,219,527
Societe Generale (a)                                    54,400   8,194,412
Total S.A. (a)                                          28,808   7,612,348
                                                               -----------
                                                                20,026,287
                                                               -----------
GERMANY -- 6.4%
Bayer AG (a)                                           139,100   5,581,836
RWE AG (a)                                              95,001   8,281,723
                                                               -----------
                                                                13,863,559
                                                               -----------
HONG KONG -- 1.1%
HongKong Electric Holdings, Ltd.                       504,500   2,369,735
                                                               -----------
ITALY -- 3.2%
Banca Intesa SpA (a)                                 1,165,600   6,974,990
                                                               -----------
JAPAN -- 18.0%
Canon, Inc.                                            121,500   8,055,534
KDDI Corp.                                               1,393   7,457,313
Matsushita Electric Industrial Co., Ltd. (a)           284,000   6,320,780
Nintendo Co., Ltd. (a)                                   6,600     988,638
Takeda Pharmaceutical Co., Ltd. (a)                    125,100   7,144,312
Toyota Motor Corp. (a)                                 162,600   8,898,404
                                                               -----------
                                                                38,864,981
                                                               -----------
NETHERLANDS -- 6.1%
ING Groep NV (a)                                       222,005   8,784,711
Reed Elsevier NV (a)                                   302,130   4,338,361
                                                               -----------
                                                                13,123,072
                                                               -----------
SINGAPORE -- 2.0%
Overseas-Chinese Banking Corp., Ltd. (a)             1,048,320   4,346,780
                                                               -----------
SOUTH KOREA -- 1.3%
POSCO (ADR)                                             42,400   2,705,120
                                                               -----------
SPAIN -- 9.9%
Banco Santander Central Hispano S.A. (a)               514,400   7,523,763
Iberdrola S.A. (a)                                     190,845   6,171,093
Telefonica S.A.                                        478,364   7,519,265
                                                               -----------
                                                                21,214,121
                                                               -----------
UNITED KINGDOM -- 28.9%
Aviva Plc                                              584,600   8,129,047
Boots Group Plc                                        104,761   1,310,970
BP Plc                                                 661,300   7,602,604
GlaxoSmithKline Plc                                    291,146   7,620,960
HBOS Plc                                               448,200   7,491,307
Lloyds TSB Group Plc                                   358,053   3,428,207

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
MONDRIAN INTERNATIONAL STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                   SHARES         VALUE
----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - CONTINUED
Rio Tinto Plc                                                                             137,845 $   7,005,411
Royal Bank of Scotland Group Plc                                                          132,454     4,314,845
Royal Dutch Shell Plc, - Class A                                                          254,021     7,961,098
Unilever Plc                                                                              713,382     7,308,021
                                                                                                  -------------
                                                                                                     62,172,470
                                                                                                  -------------
Total Common Stocks (Cost $176,807,214)                                                             213,577,257
                                                                                                  -------------
WARRANT -- 0.0%
FRANCE -- 0.0%
Suez Lyonn Eaux*
  (Cost -- $624)                                                                           34,800           422
                                                                                                  -------------
SHORT - TERM INVESTMENTS -- 25.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 1.400% to be repurchased at $178,021 on 04/03/06 collateralized by $175,000 U.S. Treasury Note
  5.500% due 05/15/09 with a value of $181,781                                      $     178,000       178,000
State Street Navigator Securities Lending Prime Portfolio. (b)                         54,762,833    54,762,833
                                                                                                  -------------
Total Short - Term Investments (Cost $54,940,833)                                                    54,940,883
                                                                                                  -------------
TOTAL INVESTMENTS -- 124.8% (Cost $231,748,671#)                                                    268,518,512
                                                                                                  -------------
Other Assets and Liabilities (net) -- (24.7)%                                                       (53,187,737)
                                                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                                                        $ 215,330,775
                                                                                                  =============

Portfolio Footnotes:
*   Non-income producing security.
(a) All or a portion of security is out on loan.
(b) Represents investment of collateral received from securities lending transactions.
#   Aggregate cost for federal income tax purposes is substantially the same.

    ADR - American Depositary Receipt

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

MONDRIAN INTL STOCK PORTFOLIO

Forward Foreign Currency Contracts to Sell:

                                        Value at    In Exchange Net Unrealized
 Settlement Date Contacts to Deliver March 31, 2006  for U.S.$   Appreciation
 --------------- ------------------- -------------- ----------- --------------
    4/28/2006       6,737,000 GBP     $ 11,720,455  12,043,263    $ 322,808
                                                                  ---------
                                                                  $ 322,808
                                                                  =========

GBP - British Pound Sterling

Summary of Total Common stock by Industry Classification 3/31/2006

                                                          Value   Percent of
Industry                                                  (000)   Net Assets
----------------------------------------------------------------------------
Automobiles                                             $   8,898     4.1%
Banks                                                      49,887    23.2
Building Products                                           4,220     2.0
Chemicals                                                   5,582     2.6
Electric Utilites                                           8,541     4.0
Financial - Diversified                                    16,021     7.4
Food & Drug Retailing                                       3,560     1.7
Food Products                                               7,308     3.4
Household Durables                                          7,309     3.4
Industrial - Diversified                                    2,807     1.3
Insurance                                                   8,129     3.8
Media                                                       4,338     2.0
Metals & Mining                                             9,711     4.5
Office Furnishing & Supplies                                8,056     3.7
Oil & Gas                                                  31,458    14.6
Paper & Forest Products                                     3,349     1.6
Pharmaceuticals                                            14,765     6.9
Telecommunication Services - Diversified                   12,181     5.7
Telecommunication Services - Wireless                       7,457     3.5
                                                        ---------    ----
Total                                                   $ 213,577    99.2%
                                                        =========    ====

THE TRAVELERS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                 SHARES   VALUE
------------------------------------------- ------ ----------
COMMON STOCKS -- 98.2%
AEROSPACE & DEFENSE -- 2.4%
General Dynamics Corp.                       8,848 $  566,095
United Technologies Corp.                   11,423    662,191
                                                   ----------
                                                    1,228,286
                                                   ----------
AIRLINES -- 0.6%
Southwest Airlines Co.                      16,295    293,147
                                                   ----------
AUTO COMPONENTS -- 1.3%
Johnson Controls, Inc.                       8,940    678,814
                                                   ----------
AUTOMOBILES -- 1.0%
Ford Motor Co.                              62,547    497,874
                                                   ----------
BANKS -- 7.0%
Bank of America Corp.                        8,716    396,927
Compass Bancshares, Inc.                     2,609    132,042
First Horizon National Corp.                 5,386    224,327
National City Corp.                         19,151    668,370
SunTrust Banks, Inc.                         8,169    594,376
U.S. Bancorp                                17,378    530,029
Wachovia Corp.                               5,288    296,392
Wells Fargo & Co.                            8,638    551,709
Zions Bancorp                                3,149    260,517
                                                   ----------
                                                    3,654,689
                                                   ----------
BEVERAGES -- 1.2%
PepsiCo, Inc.                               10,927    631,471
                                                   ----------
BIOTECHNOLOGY -- 0.2%
Amgen, Inc. *                                1,174     85,409
                                                   ----------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc.               3,514    236,106
Dow Chemical Co.                             7,036    285,661
E.I. du Pont de Nemours & Co.                3,795    160,187
Ecolab, Inc.                                 4,662    178,088
Praxair, Inc.                                2,099    115,760
                                                   ----------
                                                      975,802
                                                   ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Fiserv, Inc. *                               3,909    166,328
                                                   ----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.0%
Cisco Systems, Inc. *                       14,176    307,194
Motorola, Inc.                              31,485    721,321
Nokia Oyj (ADR)                             25,819    534,970
                                                   ----------
                                                    1,563,485
                                                   ----------
COMPUTERS & PERIPHERALS -- 2.5%
Dell, Inc. *                                11,921    354,769
Hewlett-Packard Co.                         17,903    589,009
Sun Microsystems, Inc. *                    71,378    366,169
                                                   ----------
                                                    1,309,947
                                                   ----------
ELECTRIC SERVICES -- 0.5%
Southern Co.                                 8,489    278,185
                                                   ----------
ELECTRIC UTILITIES -- 0.7%
Consolidated Edison, Inc.                    5,310    230,985
Exelon Corp.                                 1,051     55,598
PG&E Corp.                                   1,350     52,515
                                                   ----------
                                                      339,098
                                                   ----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                              SHARES   VALUE
---------------------------------------- ------ ----------
ENERGY -- 0.0%
Aqua America, Inc.                            1 $       19
                                                ----------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Emerson Electric Co.                      3,903    326,408
                                                ----------
FINANCIAL - DIVERSIFIED -- 7.7%
American Express Co.                      7,622    400,536
Citigroup, Inc.                           4,343    205,120
Federated Investors, Inc.--Class B        7,251    283,152
Golden West Financial Corp.               3,539    240,298
Merrill Lynch & Co., Inc.                 7,151    563,213
State Street Corp.                       11,540    697,362
T. Rowe Price Group, Inc.                14,144  1,106,202
Washington Mutual, Inc.                  12,293    523,928
                                                ----------
                                                 4,019,811
                                                ----------
FOOD & DRUG RETAILING -- 3.3%
Hershey Co.                               8,515    444,738
Kellogg Co.                               1,128     49,677
Sysco Corp.                              12,345    395,657
Walgreen Co.                             19,120    824,646
                                                ----------
                                                 1,714,718
                                                ----------
FOOD PRODUCTS -- 2.6%
Campbell Soup Co.                        12,524    405,778
General Mills, Inc.                       6,789    344,066
H.J. Heinz Co.                           10,671    404,644
Sara Lee Corp.                           11,167    199,666
                                                ----------
                                                 1,354,154
                                                ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
Becton, Dickinson & Co.                  10,951    674,363
Biomet, Inc.                              7,023    249,457
C.R. Bard, Inc.                           6,429    435,951
Medtronic, Inc.                           3,739    189,754
St. Jude Medical, Inc. *                  6,287    257,767
Stryker Corp.                             3,260    144,548
Zimmer Holdings, Inc. *                   3,200    216,320
                                                ----------
                                                 2,168,160
                                                ----------
HOUSEHOLD PRODUCTS -- 1.3%
Clorox Co.                                2,089    125,027
Colgate-Palmolive Co.                     9,679    552,671
                                                ----------
                                                   677,698
                                                ----------
INDUSTRIAL - DIVERSIFIED -- 1.5%
3M Co.                                      819     61,990
General Electric Co.                     14,208    494,154
Rockwell Automation, Inc.                 3,084    221,771
                                                ----------
                                                   777,915
                                                ----------
INSURANCE -- 2.3%
Axis Capital Holdings, Ltd.               4,050    121,095
Chubb Corp. (The)                         7,879    751,972
Hartford Financial Services Group, Inc.   1,307    105,279
SAFECO Corp.                              4,688    235,384
                                                ----------
                                                 1,213,730
                                                ----------
INTERNET SOFTWARE & SERVICES -- 0.6%
Automatic Data Processing, Inc.           7,211    329,398
                                                ----------
IT CONSULTING & SERVICES -- 0.5%
DST Systems, Inc. *                       4,024    233,151
                                                ----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                SHARES   VALUE
------------------------------------------ ------ ----------
MACHINERY -- 4.3%
Caterpillar, Inc.                           9,359 $  672,070
Deere & Co.                                 9,291    734,454
PACCAR, Inc.                                9,532    671,815
Parker Hannifin Corp.                       1,746    140,745
                                                  ----------
                                                   2,219,084
                                                  ----------
MEDIA -- 6.7%
Gannett Co., Inc.                           7,139    427,769
McGraw-Hill Cos., Inc.                     22,586  1,301,405
Omnicom Group, Inc.                         6,321    526,223
Reed Elsevier NV, (ADR)                    34,979  1,003,198
Walt Disney Co. (The)                       7,558    210,793
                                                  ----------
                                                   3,469,388
                                                  ----------
METALS & MINING -- 4.0%
Alcoa, Inc.                                 7,144    218,321
Inco, Ltd.                                 10,163    507,032
Rio Tinto Plc, (ADR)                        6,628  1,371,996
                                                  ----------
                                                   2,097,349
                                                  ----------
OFFICE FURNISHING & SUPPLIES -- 1.1%
Canon, Inc., (ADR)                          8,862    585,335
                                                  ----------
OIL & GAS -- 7.8%
Apache Corp.                                4,182    273,963
Chevron Corp.                              17,950  1,040,561
ConocoPhillips                              9,501    599,988
Exxon Mobil Corp.                          11,752    715,227
KeySpan Corp.                               7,552    308,650
Occidental Petroleum Corp.                  6,187    573,226
Pioneer Natural Resources Co.               8,896    393,648
Weatherford International, Ltd. *           3,646    166,804
                                                  ----------
                                                   4,072,067
                                                  ----------
PERSONAL PRODUCTS -- 0.2%
Estee Lauder Companies, Inc.- Class A       3,213    119,491
                                                  ----------
PHARMACEUTICALS -- 8.7%
Abbott Laboratories                        10,523    446,912
Barr Pharmaceuticals, Inc. *                8,048    506,863
Bristol-Myers Squibb Co.                   13,500    332,235
Eli Lilly & Co.                             6,833    377,865
Johnson & Johnson                          12,552    743,329
Merck & Co., Inc.                           9,291    327,322
Novartis AG, (ADR)                          7,533    417,630
Pfizer, Inc.                               10,575    263,529
Roche Holding AG, (ADR)                     5,461    405,548
Schering-Plough Corp.                      27,094    514,515
Teva Pharmaceutical Industries, Ltd. (ADR)  3,863    159,078
                                                  ----------
                                                   4,494,826
                                                  ----------
RETAIL - MULTILINE -- 1.4%
Costco Wholesale Corp.                      2,101    113,790
CVS Corp.                                   8,220    245,531
Federated Department Stores, Inc.           5,087    371,393
                                                  ----------
                                                     730,714
                                                  ----------
RETAIL - SPECIALTY -- 4.6%
Barnes & Noble, Inc.                        4,314    199,522
GameStop Corp.--Class B *                   1,832     79,362
Home Depot, Inc. (The)                      2,522    106,681
Liz Claiborne, Inc.                         3,505    143,635

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

  SECURITY
  DESCRIPTION                                              SHARES     VALUE
  ------------------------------------------------------- -------- -----------
  RETAIL - SPECIALTY - CONTINUED
  Lowe's Cos., Inc.                                          7,146 $   460,488
  Nordstrom, Inc.                                            6,642     260,233
  Staples, Inc.                                              6,928     176,803
  Target Corp.                                              18,667     970,871
                                                                   -----------
                                                                     2,397,595
                                                                   -----------
  ROAD & RAIL -- 1.2%
  Burlington Northern Santa Fe Corp.                         7,575     631,225
                                                                   -----------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.8%
  Applied Materials, Inc.                                    9,769     171,055
  Freescale Semiconductor, Inc.--Class B *                   3,474      96,473
  Intel Corp.                                               22,173     429,047
  Texas Instruments, Inc.                                   22,725     737,881
                                                                   -----------
                                                                     1,434,456
                                                                   -----------
  SOFTWARE -- 2.0%
  Adobe Systems, Inc.                                       13,104     457,592
  EMC Corp. *                                                5,887      80,240
  Microsoft Corp.                                           19,040     518,078
                                                                   -----------
                                                                     1,055,910
                                                                   -----------
  TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.9%
  ALLTEL Corp.                                               3,605     233,424
  AT&T, Inc.                                                30,184     816,175
  BellSouth Corp.                                           21,808     755,647
  Verizon Communications, Inc.                               7,048     240,055
                                                                   -----------
                                                                     2,045,301
                                                                   -----------
  TRANSPORTATION -- 2.3%
  Norfolk Southern Corp.                                    22,319   1,206,788
                                                                   -----------
  Total Common Stocks (Cost $40,729,559)                            51,077,226
                                                                   -----------
  SHORT-TERM INVESTMENT -- 1.4%
  State Street Bank & Trust Co., Repurchase Agreement,
    dated 03/31/06 at 1.40% to be repurchased at $722,084
    on 04/03/06 collateralized by $710,000 U.S. Treasury
    Note at 5.50% due 05/15/09 with a value of $737,512.
    (Cost -- $722,000)                                    $722,000     722,000
                                                                   -----------
  TOTAL INVESTMENTS -- 99.6% (Cost $41,451,559#)                    51,799,226
                                                                   -----------
  Other Assets and Liabilities (net) -- 0.4%                           221,420
                                                                   -----------
  TOTAL NET ASSETS -- 100.0%                                       $52,020,646
                                                                   ===========

Portfolio Footnotes
*  Non-income producing security
#  Aggregate cost for federal income tax purposes is substantially the same.

ADR - American Depository Receipt

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                 SHARES  VALUE
------------------------------------------- ------ --------
COMMON STOCKS -- 96.9%

AUTO COMPONENTS -- 0.5%
BorgWarner, Inc.                               700 $ 42,028
                                                   --------
BANKS -- 6.7%
City National Corp.                          1,240   95,220
Hudson City Bancorp, Inc.                    4,750   63,127
KeyCorp                                      3,095  113,896
Marshall & Ilsley Corp.                      2,020   88,032
North Fork Bancorporation, Inc.              2,830   81,589
Regions Financial Corp.                      2,885  101,465
                                                   --------
                                                    543,329
                                                   --------
BEVERAGES -- 1.6%
Molson Coors Brewing Co. - Class B           1,895  130,035
                                                   --------
BUILDING MATERIALS -- 0.3%
Toll Brothers, Inc. *                          710   24,587
                                                   --------
CHEMICALS -- 6.2%
Air Products & Chemicals, Inc.               2,585  173,686
Ashland, Inc.                                2,585  183,742
International Flavors & Fragrances, Inc.     2,990  102,617
PPG Industries, Inc.                           595   37,693
                                                   --------
                                                    497,738
                                                   --------
COMMERCIAL SERVICES & SUPPLIES -- 3.2%
R. R. Donnelley & Sons Co.                   3,545  115,993
Republic Services, Inc.                      3,320  141,133
                                                   --------
                                                    257,126
                                                   --------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.7%
Tellabs, Inc. *                              3,640   57,876
                                                   --------
COMPUTERS & PERIPHERALS -- 4.4%
Imation Corp.                                1,855   79,598
NCR Corp. *                                  3,610  150,862
Symbol Technologies, Inc.                   12,000  126,960
                                                   --------
                                                    357,420
                                                   --------
CONTAINERS & PACKAGING -- 1.6%
Ball Corp.                                   2,965  129,956
                                                   --------
ELECTRIC UTILITIES -- 7.6%
Allegheny Energy, Inc. *                     2,405   81,409
Edison International                         2,645  108,921
FirstEnergy Corp.                            1,760   86,064
NRG Energy, Inc. *                           2,625  118,703
NSTAR                                        3,130   89,549
PG&E Corp.                                   3,290  127,981
                                                   --------
                                                    612,627
                                                   --------
ELECTRICAL EQUIPMENT & INSTRUMENTS -- 2.2%
Xerox Corp. *                               11,605  176,396
                                                   --------
FINANCIAL - DIVERSIFIED -- 6.3%
Bear Stearns Cos., Inc.                      1,130  156,731
BISYS Group, Inc. *                          7,260   97,865
Federated Investors, Inc. - Class B            635   24,797
Marsh & McLennan Cos., Inc.                  3,390   99,530
Mellon Financial Corp.                       3,735  132,966
                                                   --------
                                                    511,889
                                                   --------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES  VALUE
---------------------------------------------- ------ --------
FOOD & DRUG RETAILING -- 2.1%
Safeway, Inc.                                   6,830 $171,570
                                                      --------
FOOD PRODUCTS -- 1.3%
H.J. Heinz Co.                                  2,670  101,246
                                                      --------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Boston Scientific Corp. *                       3,580   82,519
                                                      --------
HEALTH CARE PROVIDERS & SERVICES -- 4.1%
Health Management Associates, Inc. - Class A    2,250   48,533
Laboratory Corp. of America Holdings *          2,225  130,118
Tenet Healthcare Corp. *                       11,280   83,246
Triad Hospitals, Inc. *                         1,735   72,696
                                                      --------
                                                       334,593
                                                      --------
HOTELS, RESTAURANTS & LEISURE -- 4.1%
Expedia, Inc. *                                 5,480  111,080
Harrah's Entertainment, Inc.                    1,620  126,295
Royal Caribbean Cruises, Ltd.                   2,220   93,284
                                                      --------
                                                       330,659
                                                      --------
INDUSTRIAL - DIVERSIFIED -- 1.0%
Tyco International, Ltd.                        3,090   83,059
                                                      --------
INSURANCE -- 10.6%
Aon Corp.                                       1,970   81,775
Assurant, Inc.                                  1,195   58,854
CIGNA Corp.                                     1,110  144,988
Genworth Financial, Inc. - Class A              3,287  109,885
Platinum Underwriters Holdings, Ltd.            1,890   54,999
PMI Group, Inc.                                 3,185  146,255
UnumProvident Corp.                             6,515  133,427
White Mountains Insurance Group, Ltd.             130   77,285
Willis Group Holdings, Ltd.                     1,590   54,473
                                                      --------
                                                       861,941
                                                      --------
INTERNET SOFTWARE & SERVICES -- 1.5%
Juniper Networks, Inc. *                        6,350  121,412
                                                      --------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Eastman Kodak Co.                               2,235   63,563
                                                      --------
MACHINERY -- 2.1%
Deere & Co.                                     2,150  169,958
                                                      --------
MEDIA -- 3.4%
Clear Channel Communications, Inc.              3,635  105,451
Entercom Communications Corp.                   1,690   47,185
Interpublic Group of Cos., Inc. *              12,975  124,041
                                                      --------
                                                       276,677
                                                      --------
METALS & MINING -- 3.0%
Freeport-McMoRan Copper & Gold, Inc. - Class B    960   57,379
Massey Energy Co.                               2,250   81,157
Novelis, Inc.                                   2,780   57,185
Phelps Dodge Corp.                                550   44,292
                                                      --------
                                                       240,013
                                                      --------
OIL & GAS -- 4.3%
Amerada Hess Corp.                                425   60,520
Apache Corp.                                      640   41,926
Devon Energy Corp.                                430   26,303
ENSCO International, Inc.                       1,090   56,081
Tesoro Corp.                                      815   55,697
Transocean, Inc. *                                715   57,415

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                              SHARES     VALUE
------------------------------------------------------- -------- ----------
OIL & GAS - CONTINUED
Weatherford International, Ltd. *                          1,135 $   51,926
                                                                 ----------
                                                                    349,868
                                                                 ----------
PHARMACEUTICALS -- 2.2%
Perrigo Co.                                                5,860     95,576
Shire Pharmaceuticals Group Plc                            1,840     85,542
                                                                 ----------
                                                                    181,118
                                                                 ----------
REAL ESTATE -- 2.8%
Annaly Mortgage Management, Inc. (REIT)                    4,160     50,502
Host Marriott Corp. (REIT)                                 1,950     41,730
ProLogis (REIT)                                            1,570     83,995
Ventas, Inc. (REIT)                                        1,530     50,766
                                                                 ----------
                                                                    226,993
                                                                 ----------
RETAIL - MULTILINE -- 2.9%
CVS Corp.                                                  2,435     72,733
Federated Department Stores, Inc.                          2,250    164,250
                                                                 ----------
                                                                    236,983
                                                                 ----------
RETAIL - SPECIALTY -- 0.8%
Foot Locker, Inc.                                          2,675     63,879
                                                                 ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
Freescale Semiconductor, Inc. - Class B *                  2,070     57,484
Freescale Semiconductor, Inc. - Class B *                  1,120     31,147
                                                                 ----------
                                                                     88,631
                                                                 ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.4%
CenturyTel, Inc.                                             845     33,056
Cincinnati Bell, Inc. *                                   17,620     79,643
                                                                 ----------
                                                                    112,699
                                                                 ----------
TOBACCO -- 1.6%
UST, Inc.                                                  3,105    129,168
                                                                 ----------
TRADING COMPANIES & DISTRIBUTORS -- 2.1%
W.W. Grainger, Inc.                                        2,245    169,161
                                                                 ----------
TRANSPORTATION -- 1.4%
Norfolk Southern Corp.                                     2,145    115,980
                                                                 ----------
Total Common Stocks (Cost $7,434,564)                             7,852,697
                                                                 ----------
SHORT-TERM INVESTMENT -- 3.3%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/31/06 at 1.40% to be repurchased at $722,084
  on 04/03/06 collateralized by $710,000 U.S. Treasury
  Note at 5.50% due 05/15/09 with a value of $737,512.
  (Cost -- $268,000)                                    $268,000    268,000
                                                                 ----------
TOTAL INVESTMENTS -- 100.2% (Cost $7,702,564#)                    8,120,697
                                                                 ----------
Other Assets and Liabilities (net) -- (0.2)%                        (12,725)
                                                                 ----------
TOTAL NET ASSETS -- 100.0%                                       $8,107,972
                                                                 ==========

Portfolio Footnotes
*  Non-income producing security
#  Aggregate cost for federal income tax purposes is substantially the same.

REIT - Real Estate Investment Trust

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
COMMON STOCKS -- 92.7%
AEROSPACE & DEFENSE -- 2.4 %
Armor Holdings, Inc. *                                         253   $   14,747
Ceradyne, Inc. *                                               864       43,114
DRS Technologies, Inc.                                         327       17,942
Innovative Solutions & Support, Inc. *                         764        9,932
TransDigm Group, Inc. *                                        815       20,986
World Fuel Services Corp.                                    2,756      111,453
                                                                     ----------
                                                                        218,174
                                                                     ----------
AIR FREIGHT & LOGISTICS -- 0.3%
Hub Group, Inc., - Class A *                                   576       26,254
                                                                     ----------
AIRLINES -- 0.7%
Continental Airlines, Inc., - Class B *                      1,350       36,315
SkyWest, Inc.                                                  785       22,977
                                                                     ----------
                                                                         59,292
                                                                     ----------
AUTOMOBILES -- 0.3%
Thor Industries, Inc.                                          545       29,081
                                                                     ----------
BANKS -- 1.6%
Accredited Home Lenders Holding Co. *                          149        7,626
Boston Private Financial Holdings, Inc.                        174        5,879
Cascade Bancorp                                                232        6,856
City Holding Co.                                               155        5,702
Corus Bankshares, Inc.                                         178       10,580
First Bancorp                                                1,190       14,708
Frontier Financial Corp.                                       271        8,954
Hanmi Financial Corp.                                          456        8,235
Sandy Spring Bancorp, Inc.                                     204        7,750
SVB Financial Group *                                           55        2,918
Virginia Commerce Bancorp *                                    485       17,436
Westamerica Bancorp.                                           640       33,229
Wilshire Bancorp, Inc.                                         849       15,783
                                                                     ----------
                                                                        145,656
                                                                     ----------
BEVERAGES -- 0.1%
Hansen Natural Corp. *                                          73        9,202
                                                                     ----------
BIOTECHNOLOGY -- 3.6%
Abgenix, Inc. *                                              1,438       32,355
Cotherix, Inc. *                                               687        6,279
deCODE genetics, Inc. *                                        718        6,225
Digene Corp. *                                                 485       18,963
ICOS Corp. *                                                   980       21,609
LifeCell Corp. *                                             1,086       24,489
Neurocrine Biosciences, Inc. *                                 957       61,765
OraSure Technologies, Inc. *                                   651        6,705
PRA International *                                            945       23,427
Progenics Pharmaceuticals, Inc. *                              462       12,238
Serologicals Corp. *                                           385        9,417
Tanox, Inc. *                                                1,006       19,537
Techne Corp. *                                                 255       15,336
United Therapeutics Corp. *                                    829       54,946
ViaCell, Inc. *                                              1,215        6,695
                                                                     ----------
                                                                        319,986
                                                                     ----------
BUILDING PRODUCTS -- 0.6%
Drew Industries, Inc. *                                        576       20,477
Lennox International, Inc.                                     714       21,320
Simpson Manufacturing Co., Inc.                                212        9,180
                                                                     ----------
                                                                         50,977
                                                                     ----------

                       See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
CAPITAL MARKETS -- 0.5%
Bankrate, Inc. *                                               940   $   40,946
                                                                     ----------
CHEMICALS -- 0.4%
Rockwood Holdings, Inc. *                                    1,240       28,545
Westlake Chemical Corp.                                         91        3,144
                                                                     ----------
                                                                         31,689
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 6.8%
Aleris Intlernational, Inc. *                                  461       22,160
Barrett Business Services, Inc. *                              865       23,355
Bright Horizons Family Solutions, Inc. *                       284       10,999
Cogent, Inc. *                                                 565       10,362
CoStar Group, Inc. *                                         1,880       97,553
CSG Systems International, Inc. *                              452       10,514
eFunds Corp. *                                                 812       20,982
FTI Consulting, Inc. *                                         490       13,980
Gevity HR, Inc.                                                347        8,488
Heartland Payment Systems, Inc. *                              865       21,426
Heidrick & Struggles International, Inc. *                      66        2,394
Huron Consulting Group, Inc. *                               1,985       60,126
Intermap Technologies Corp. *                                6,925       34,014
John H. Harland Co.                                            189        7,428
Kenexa Corp. *                                                 895       27,521
Kforce, Inc. *                                               1,306       16,651
Labor Ready, Inc. *                                          1,269       30,393
LECG Corp. *                                                   624       12,024
Liquidity Services, Inc. *                                     585        7,166
Mobile Mini, Inc. *                                            380       11,750
MoneyGram International, Inc.                                  419       12,872
Navigant Consulting, Inc. *                                  1,100       23,485
On Assignment, Inc. *                                        1,395       15,317
Resources Connection, Inc. *                                   890       22,170
Sotheby's Holdings, Inc., - Class A *                        1,481       43,008
TAL International Group, Inc. *                              1,350       32,548
Traffic.com, Inc. *                                            825        6,889
                                                                     ----------
                                                                        605,575
                                                                     ----------
COMMUNICATIONS EQUIPMENT -- 1.8%
ADTRAN, Inc.                                                   712       18,640
Arris Group, Inc. *                                          4,090       56,278
Avocent Corp. *                                                644       20,441
China GrenTech Corp., Ltd. (ADR) *                             380        6,498
CommScope, Inc. *                                              813       23,211
Comtech Telecommunications Corp. *                             162        4,726
Spectralink Corp.                                            1,570       19,703
Tekelec *                                                      583        8,063
                                                                     ----------
                                                                        157,560
                                                                     ----------
COMPUTERS & PERIPHERALS -- 0.6%
Intergraph Corp. *                                             510       21,246
Mercury Computer Systems, Inc. *                               420        6,804
Palm, Inc. *                                                   910       21,076
TransAct Technologies, Inc. *                                  900        8,505
                                                                     ----------
                                                                         57,631
                                                                     ----------
CONSTRUCTION & ENGINEERING -- 0.4%
Perini Corp. *                                                 472       14,335
Walter Industries, Inc.                                        286       19,053
                                                                     ----------
                                                                         33,388
                                                                     ----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc.                                          355       22,635
                                                                     ----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
CONTAINERS & PACKAGING -- 1.2%
Jarden Corp. *                                               2,912   $   95,659
Silgan Holdings, Inc.                                          389       15,626
                                                                     ----------
                                                                        111,285
                                                                     ----------
ELECTRICAL EQUIPMENT -- 0.8%
General Cable Corp. *                                          908       27,540
Metrologic Instruments, Inc. *                                 812       18,781
Paxar Corp. *                                                  430        8,415
Regal-Beloit Corp.                                             485       20,501
                                                                     ----------
                                                                         75,237
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%
Anixter International, Inc.                                    424       20,259
Hittite Microwave Corp. *                                      370       12,472
Intevac, Inc. *                                              1,274       36,666
Itron, Inc. *                                                  388       23,222
Optimal Group, Inc. *                                        2,770       40,248
Plexus Corp. *                                                 214        8,040
ScanSource, Inc. *                                             139        8,397
ThermoGenesis Corp. *                                        2,195        8,890
Trimble Navigation, Ltd. *                                     900       40,545
                                                                     ----------
                                                                        198,739
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Basic Energy Services, Inc. *                                  515       15,347
Global Industries, Ltd. *                                      818       11,853
Key Energy Services, Inc. *                                  1,335       20,359
Oil States International, Inc. *                               533       19,641
Parker Drilling Co. *                                        2,130       19,745
Superior Energy Services, Inc. *                               689       18,458
TETRA Technologies, Inc. *                                     626       29,447
W-H Energy Services, Inc. *                                    515       22,912
                                                                     ----------
                                                                        157,762
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 4.4%
Advanta Corp., - Class B                                       419       15,448
Affiliated Managers Group, Inc. *                              286       30,490
Calamos Asset Management, Inc., - Class A                      970       36,278
CompuCredit Corp. *                                            254        9,350
Euronet Worldwide, Inc. *                                    2,175       82,280
First Cash Financial Services, Inc. *                          328        6,557
Gladstone Capital Corp.                                        367        7,909
IntercontinentalExchange, Inc. *                               485       33,489
International Securities Exchange, Inc.                      1,995       83,092
Jackson Hewitt Tax Service, Inc.                               653       20,622
optionsXpress Holdings, Inc.                                 2,162       62,871
Portfolio Recovery Associates, Inc. *                          206        9,647
                                                                     ----------
                                                                        398,033
                                                                     ----------
FOOD & DRUG RETAILING -- 0.2%
Longs Drug Stores Corp.                                        450       20,826
                                                                     ----------
FOOD PRODUCTS -- 0.2%
Gold Kist, Inc. *                                              206        2,604
TreeHouse Foods, Inc. *                                        665       17,656
                                                                     ----------
                                                                         20,260
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
Advanced Medical Optics, Inc. *                                212        9,888
ArthroCare Corp. *                                             216       10,329
Dexcom, Inc. *                                                 530       10,743
Encore Medical Corp. *                                       1,649        8,443

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Foxhollow Technologies, Inc. *                                 755   $   23,065
Greatbatch, Inc. *                                             625       13,694
Haemonetics Corp. *                                          1,120       56,862
I-Flow Corp. *                                               2,155       28,705
Illumina, Inc. *                                               375        8,906
Intuitive Surgical, Inc. *                                     236       27,848
Kyphon, Inc. *                                                 195        7,254
LCA-Vision, Inc.                                               340       17,037
Mentor Corp.                                                   308       13,956
Molecular Devices Corp. *                                      345       11,440
Palomar Medical Technologies, Inc. *                           556       18,598
STERIS Corp.                                                   248        6,121
Sybron Dental Specialties, Inc. *                              714       29,445
Thoratec Corp. *                                             1,289       24,839
Ventana Medical Systems, Inc. *                                210        8,772
                                                                     ----------
                                                                        335,945
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 7.8%
Advisory Board Co. *                                         1,300       72,501
Amedisys, Inc. *                                                76        2,641
America Service Group, Inc. *                                1,010       13,160
Centene Corp. *                                              2,815       82,114
Dialysis Corp. of America *                                     35          464
ev3, Inc. *                                                    615       10,892
First Horizon Pharmaceutical Corp. *                           792       19,966
Hythiam, Inc. *                                              3,850       35,381
LHC Group, Inc. *                                            1,610       25,760
Matria Healthcare, Inc. *                                      434       16,475
Odyssey HealthCare, Inc. *                                     922       15,868
Omnicell, Inc. *                                             5,190       59,114
Pediatrix Medical Group, Inc. *                                340       34,898
Per-Se Technologies, Inc. *                                    842       22,448
PSS World Medical, Inc. *                                    4,125       79,571
Radiation Therapy Services, Inc. *                           2,535       64,668
Sierra Health Services, Inc. *                                 399       16,239
United Surgical Partners International, Inc. *               1,842       65,225
Ventiv Health, Inc. *                                          648       21,527
WellCare Health Plans, Inc. *                                  870       39,533
                                                                     ----------
                                                                        698,445
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Ambassadors Group, Inc.                                        655       16,637
Bluegreen Corp. *                                              819       10,827
California Pizza Kitchen, Inc. *                               547       17,750
Century Casinos, Inc. *                                      4,550       48,412
Four Seasons Hotels, Inc.                                      305       15,464
IHOP Corp.                                                     349       16,731
Multimedia Games, Inc. *                                     1,343       19,984
OneTravel Holdings, Inc. *                                   4,630        4,491
Orient-Express Hotels, Ltd.                                  1,265       49,626
Papa John's International, Inc. *                              643       21,097
Speedway Motorsports, Inc.                                     230        8,788
                                                                     ----------
                                                                        229,807
                                                                     ----------
HOUSEHOLD DURABLES -- 1.2%
Champion Enterprises, Inc. *                                 1,800       26,928
Ethan Allen Interiors, Inc.                                    385       16,178
Knoll, Inc.                                                    905       19,294
Matthews International Corp., - Class A                        120        4,591
Stanley Furniture Co., Inc.                                    252        7,371
WCI Communities, Inc. *                                        335        9,320

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
HOUSEHOLD DURABLES - CONTINUED
Yankee Candle Co., Inc.                                      1,010   $   27,644
                                                                     ----------
                                                                        111,326
                                                                     ----------
INSURANCE -- 0.9%
HealthExtras, Inc. *                                         1,300       45,890
ProAssurance Corp. *                                           167        8,684
Selective Insurance Group, Inc.                                273       14,469
U.S.I. Holdings Corp. *                                        611        9,856
                                                                     ----------
                                                                         78,899
                                                                     ----------
INTERNET & CATALOG RETAIL -- 2.7%
Baby Universe, Inc. *                                           45          436
Blue Nile, Inc. *                                              745       26,217
DrugMax, Inc. *                                             15,175       11,837
Insight Enterprises, Inc. *                                  1,076       23,683
NetFlix, Inc. *                                                755       21,887
Submarino S.A.                                               3,480       89,602
ValueVision Media, Inc *                                     5,485       70,098
                                                                     ----------
                                                                        243,760
                                                                     ----------
INTERNET SOFTWARE & SERVICES -- 4.7%
Blue Coat Systems, Inc. *                                      390        8,479
CNET Networks, Inc. *                                        1,710       24,299
DealerTrack Holdings, Inc. *                                   850       18,114
Digitas, Inc. *                                              1,995       28,728
Equinix, Inc. *                                              1,470       94,403
GSI Commerce, Inc. *                                         1,725       29,325
Infocrossing, Inc. *                                         6,105       73,565
j2 Global Communications, Inc. *                               232       10,904
LivePerson, Inc. *                                           8,805       63,748
NETGEAR, Inc. *                                              1,057       20,094
United Online, Inc.                                            569        7,317
ValueClick, Inc. *                                           2,300       38,916
                                                                     ----------
                                                                        417,892
                                                                     ----------
IT CONSULTING & SERVICES -- 1.3%
Acxiom Corp.                                                 1,120       28,941
Anteon International Corp. *                                   452       24,661
Covansys Corp. *                                               714       12,274
MarketAxess Holdings, Inc. *                                   450        5,413
Perot Systems Corp., - Class A *                               628        9,772
Ritchie Brothers Auctioneers, Inc.                             375       18,562
Workstream, Inc. *                                           8,475       15,255
                                                                     ----------
                                                                        114,878
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Marvel Entertainment, Inc. *                                 3,075       61,869
Oakley, Inc.                                                   751       12,782
Polaris Industries, Inc.                                       580       31,645
RC2 Corp. *                                                    345       13,734
WMS Industries, Inc. *                                       1,165       35,067
                                                                     ----------
                                                                        155,097
                                                                     ----------
MACHINERY -- 2.9%
Actuant Corp., - Class A                                       450       27,549
American Railcar Industries, Inc.                            1,420       49,799
Applied Industrial Technologies, Inc.                          484       21,586
JLG Industries, Inc.                                           526       16,196
Joy Global, Inc.                                               150        8,966
Lincoln Electric Holdings, Inc.                                358       19,328
Manitowoc Co., Inc. (The)                                      423       38,557
Reliance Steel & Aluminum Co.                                  415       38,977

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
MACHINERY - CONTINUED
Terex Corp. *                                                  189   $   14,976
Wabtec Corp.                                                   755       24,613
                                                                     ----------
                                                                        260,547
                                                                     ----------
MARINE -- 0.1%
Kirby Corp. *                                                  121        8,241
                                                                     ----------
MEDIA -- 2.4%
Catalina Marketing Corp.                                       699       16,147
Genius Products, Inc. *                                     13,760       24,631
Harris Interactive, Inc. *                                   2,745       15,427
Lions Gate Entertainment Corp. *                             8,100       82,215
Playboy Enterprises, Inc., - Class B *                         976       13,859
Sonic Solutions, Inc. *                                      2,264       41,001
Thomas Nelson, Inc.                                            613       17,930
                                                                     ----------
                                                                        211,210
                                                                     ----------
METALS & MINING -- 0.9%
Allegheny Technologies, Inc.                                   549       33,588
Birch Mountain Resources, Ltd. *                             2,120       15,645
Century Aluminum Co. *                                         383       16,258
Cleveland-Cliffs, Inc.                                          90        7,841
Quanex Corp.                                                    79        5,264
                                                                     ----------
                                                                         78,596
                                                                     ----------
OIL & GAS -- 3.8%
Callon Petroleum Co. *                                         704       14,798
Carrizo Oil & Gas, Inc. *                                      540       14,035
Clayton Williams Energy, Inc. *                                452       18,496
Edge Petroleum Corp. *                                         382        9,542
Frontier Oil Corp.                                             512       30,387
Gasco Energy, Inc. *                                         2,195       12,292
Helix Energy Solutions Group, Inc. *                         1,019       38,620
Helmerich & Payne, Inc.                                        240       16,757
Holly Corp.                                                    145       10,747
KCS Energy, Inc. *                                             908       23,608
Pioneer Drilling Co. *                                         900       14,787
Remington Oil & Gas Corp. *                                    383       16,553
St. Mary Land & Exploration Co.                              1,570       64,103
W&T Offshore, Inc.                                             448       18,059
Western Oil Sands, Inc., - Class A *                         1,297       36,011
                                                                     ----------
                                                                        338,795
                                                                     ----------
PERSONAL PRODUCTS -- 0.3%
NBTY, Inc. *                                                   698       15,719
Parlux Fragrances, Inc. *                                      462       14,900
                                                                     ----------
                                                                         30,619
                                                                     ----------
PHARMACEUTICALS -- 3.8%
Adams Respiratory Therapeutics, Inc. *                         420       16,703
Adolor Corp. *                                               1,640       39,032
Alpharma, Inc., - Class A                                      781       20,946
Amylin Pharmaceuticals, Inc. *                                 600       29,370
Coley Pharmaceutical Group, Inc. *                             220        3,333
Cubist Pharmaceuticals, Inc. *                               3,395       77,983
Idenix Pharmaceuticals, Inc. *                               1,198       16,257
K-V Pharmaceutical Co., - Class A *                            850       20,502
Kos Pharmaceuticals, Inc. *                                    238       11,369
MGI Pharma, Inc. *                                           2,055       35,963
MWI Veterinary Supply, Inc. *                                  705       23,195
New River Pharmaceuticals, Inc. *                              699       23,214
Pharmion Corp. *                                               755       13,605

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
PHARMACEUTICALS - CONTINUED
Salix Pharmaceuticals, Ltd. *                                  781   $   12,894
                                                                     ----------
                                                                        344,366
                                                                     ----------
REAL ESTATE -- 1.7%
Corrections Corporation of America *                           783       35,392
Digital Realty Trust, Inc. (REIT)                              714       20,113
Gafisa S.A. * (BRL)                                          1,190       12,694
Jones Lang LaSalle, Inc.                                       644       49,292
RAIT Investment Trust (REIT)                                   484       13,668
Rossi Residencial SA                                           400        4,768
Sovran Self Storage, Inc. (REIT)                               277       15,290
                                                                     ----------
                                                                        151,217
                                                                     ----------
RETAIL - SPECIALTY -- 3.2%
Aaron Rents, Inc.                                              641       17,416
America's Car-Mart, Inc. *                                     442        9,503
Charlotte Russe Holding, Inc. *                                247        5,286
Children's Place Retail Stores, Inc. *                         392       22,697
Christopher & Banks Corp.                                    1,120       25,995
Gymboree Corp. (The) *                                         522       13,593
Jos. A. Bank Clothiers, Inc. *                                 562       26,948
Pacific Sunwear of California, Inc. *                        1,038       23,002
Rush Enterprises, Inc., - Class A *                            215        3,780
Select Comfort Corp. *                                         785       31,047
Sports Authority, Inc. *                                       433       15,978
Stage Stores, Inc.                                             670       19,932
Talbots, Inc. (The)                                            247        6,637
Too, Inc. *                                                    670       23,014
Zumiez, Inc. *                                                 685       41,853
                                                                     ----------
                                                                        286,681
                                                                     ----------
ROAD & RAIL -- 1.5%
Genesee & Wyoming, Inc., - Class A *                           552       16,935
Knight Transportation, Inc.                                    560       11,060
Landstar System, Inc.                                          198        8,736
Old Dominion Freight Line, Inc. *                              523       14,095
Pacer International, Inc.                                    2,113       69,053
Sirva, Inc. *                                                1,482       12,641
                                                                     ----------
                                                                        132,520
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.1%
Cymer, Inc. *                                                  607       27,582
Diodes, Inc. *                                                 595       24,693
DSP Group, Inc. *                                              651       18,886
Kulicke & Soffa Industries, Inc. *                             845        8,061
Microsemi Corp. *                                              888       25,850
MIPS Technologies, Inc. *                                    1,420       10,593
OmniVision Technologies, Inc. *                              1,010       30,502
ON Semiconductor Corp. *                                     2,786       20,226
PortalPlayer, Inc. *                                           605       13,449
Supertex, Inc. *                                               255        9,593
                                                                     ----------
                                                                        189,435
                                                                     ----------
SOFTWARE -- 7.9%
American Reprographics Co. *                                 1,465       50,821
Blackbaud, Inc.                                              1,435       30,408
Cerner Corp. *                                                 543       25,765
Dendrite International, Inc. *                                 928       12,667
Emageon, Inc. *                                                655       11,128
Epicor Software Corp. *                                      1,366       18,345
EPIQ Systems, Inc. *                                           812       15,428
Excapsa Software, Inc. *                                     4,724        8,784

                       See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES       VALUE
-------------------------------------------------------   --------   ----------
SOFTWARE - CONTINUED
Intervoice, Inc. *                                             604   $    5,200
Kronos, Inc. *                                                 560       20,938
MapInfo Corp. *                                              1,039       14,567
Mentor Graphics Corp. *                                      1,112       12,288
MICROS Systems, Inc. *                                         670       30,867
MRO Software, Inc. *                                         1,257       20,062
Open Solutions, Inc. *                                       2,355       64,315
Parametric Technology Corp. *                                1,840       30,047
Progress Software Corp. *                                      907       26,385
Quest Software, Inc. *                                       2,764       46,159
Secure Computing Corp. *                                       785        9,059
TALX Corp.                                                   3,847      109,563
Transaction Systems Architects, Inc., - Class A *              607       18,945
Ultimate Software Group, Inc. *                              4,625      119,556
Vocus, Inc. *                                                  505        7,499
                                                                     ----------
                                                                        708,796
                                                                     ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.2%
Golden Telecom, Inc.                                           286        8,595
Premiere Global Services, Inc. *                             1,003        8,074
                                                                     ----------
                                                                         16,669
                                                                     ----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.5%
Dobson Communications Corp., - Class A *                     1,305       10,466
Syniverse Holdings, Inc. *                                     412        6,510
UbiquiTel, Inc. *                                            2,545       25,704
                                                                     ----------
                                                                         42,680
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS -- 3.0%
Carter's, Inc. *                                             1,348       90,976
Crocs, Inc. *                                                  390        9,808
Deckers Outdoor Corp. *                                        420       17,027
Oxford Industries, Inc.                                        256       13,089
Phillips-Van Heusen Corp.                                      451       17,233
Quiksilver, Inc. *                                           4,730       65,558
Volcom, Inc. *                                               1,460       51,874
                                                                     ----------
                                                                        265,565
                                                                     ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Beacon Roofing Supply, Inc. *                                  675       27,432
Navarre Corp. *                                                453        1,943
WESCO International, Inc. *                                    377       25,640
                                                                     ----------
                                                                         55,015
                                                                     ----------
Total Common Stocks
   (Cost $6,952,934)                                                  8,297,189
                                                                     ----------
PREFERRED STOCK -- 0.7%
TRANSPORTATION -- 0.7%
All America Latina Logistica S.A.                            1,000       61,666
   (Cost -- $43,046)
                                                                     ----------
SHORT-TERM INVESTMENT -- 6.6%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/06 at 1.400% to be repurchased at
   596,070 on 04/03/06 collateralized by $645,000
   U.S. Treasury Bond at 4.500% due 02/15/36 with a
   value of 610,331. (Cost -- $596,000)                   $596,000      596,000
                                                                     ----------

                       See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 100.0% (Cost $7,591,980#)                        8,954,855
                                                                     ----------
Other Assets and Liabilities (net) -- 0.0%                               (4,010)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $8,950,845
                                                                     ==========

Portfolio Footnotes
*    Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same. ADR - American Depositary Receipt
     BRL - Brazilian Real denominated security

For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                             SHARES  VALUE
--------------------------------------- ------ --------
COMMON STOCKS -- 95.0%

AEROSPACE & DEFENSE -- 2.9%
AAR Corp. *                               759  $ 21,616
Aeroflex, Inc. *                        4,519    62,046
Armor Holdings, Inc. *                    446    25,997
Curtiss-Wright Corp.                      700    46,340
DRS Technologies, Inc.                  1,295    71,057
Esterline Technologies Corp. *            250    10,688
                                               --------
                                                237,744
                                               --------
AIRLINES -- 0.4%
Mesa Air Group, Inc. *                  1,624    18,578
Republic Airways Holdings, Inc. *         796    11,789
                                               --------
                                                 30,367
                                               --------
AUTO COMPONENTS -- 0.6%
Aftermarket Technology Corp. *            787    17,794
ArvinMeritor, Inc.                        719    10,720
Goodyear Tire & Rubber Co. *              984    14,248
Noble International, Ltd.                 560     9,481
Visteon Corp. *                           348     1,601
                                               --------
                                                 53,844
                                               --------
BANKS -- 6.0%
AmericanWest Bancorp *                    655    17,338
BancFirst Corp.                           314    13,690
BancorpSouth, Inc.                        460    11,045
Cardinal Financial Corp.                1,225    16,574
Central Pacific Financial Corp.           388    14,247
City Bank                                 440    20,478
City Holding Co.                          353    12,987
Corus Bankshares, Inc.                    228    13,552
First Bancorp                             835    10,321
First Community Bancorp of California     310    17,875
First Indiana Corp.                       635    17,716
First Niagara Financial Group, Inc.     2,334    34,216
First Republic Bank                       373    14,107
First State Bancorp                       557    14,794
Frontier Financial Corp.                  540    17,842
Hanmi Financial Corp.                     655    11,829
Independent Bank Corp.                    410    11,665
Mercantile Bank Corp.                     213     8,328
Placer Sierra Bancshares                  612    17,473
Prosperity Bancshares, Inc.               477    14,410
R&G Financial Corp. - Class B           1,850    23,421
Southwest Bancorp of Oklahoma, Inc.       522    11,609
Sterling Bancshares, Inc.               1,700    30,685
Sterling Financial Corp.                  880    19,219
Sterling Financial Corp. of Spokane       600    17,400
TierOne Corp.                             477    16,194
UMB Financial Corp.                       227    15,942
Umpqua Holdings Corp.                   1,112    31,692
West Coast Bancorp                        660    18,447
                                               --------
                                                495,096
                                               --------
BIOTECHNOLOGY -- 0.6%
Applera Corp. - Celera Genomics Group *   900    10,521
Serologicals Corp. *                      770    18,834
Tanox, Inc. *                             896    17,401
                                               --------
                                                 46,756
                                               --------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                 SHARES  VALUE
------------------------------------------- ------ --------
BUILDING PRODUCTS -- 0.6%
Beazer Homes USA, Inc.                         133 $  8,738
Griffon Corp. *                                229    5,688
Lennox International, Inc.                     508   15,169
Universal Forest Products, Inc.                330   20,952
                                                   --------
                                                     50,547
                                                   --------
CHEMICALS -- 2.0%
H.B. Fuller Co.                                500   25,670
Olin Corp.                                     990   21,255
Pioneer Cos., Inc. *                         1,900   57,950
PolyOne Corp. *                              1,658   15,453
Rockwood Holdings, Inc. *                      770   17,725
Silgan Holdings, Inc.                           81    3,254
Westlake Chemical Corp.                        764   26,396
                                                   --------
                                                    167,703
                                                   --------
COMMERCIAL SERVICES & SUPPLIES -- 6.9%
Aleris International, Inc. *                 2,100  100,947
Aviall, Inc. *                               1,900   72,352
CDI Corp.                                      412   11,853
Clark, Inc.                                    827    9,767
Covanta Holding Corp. *                      1,100   18,337
Electro Rent Corp. *                           863   14,671
Ennis, Inc.                                    771   15,035
Headwaters, Inc. *                           1,050   41,780
HMS Holdings Corp. *                        12,450  108,937
MAXIMUS, Inc.                                  393   14,140
MoneyGram International, Inc.                  435   13,363
Nobel Learning Communities, Inc. *           3,600   34,488
Pediatrix Medical Group, Inc. *                147   15,088
PHH Corp. *                                    510   13,617
Quanta Services, Inc. *                      1,499   24,014
SOURCECORP, Inc. *                             550   13,261
United Rentals, Inc. *                         128    4,416
WCA Waste Corp. *                            6,100   42,456
                                                   --------
                                                    568,522
                                                   --------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.8%
Black Box Corp.                                106    5,093
CommScope, Inc. *                            5,065  144,606
UTStarcom, Inc. *                              190    1,195
                                                   --------
                                                    150,894
                                                   --------
COMPUTERS & PERIPHERALS -- 1.1%
Imation Corp.                                  427   18,323
Intergraph Corp. *                             346   14,414
Komag, Inc. *                                1,169   55,644
MTS Systems Corp.                              129    5,396
                                                   --------
                                                     93,777
                                                   --------
CONSTRUCTION & ENGINEERING -- 1.0%
Chicago Bridge & Iron Co. N.V.               1,500   36,000
Foster Wheeler Ltd. *                          700   33,117
Granite Construction, Inc.                     240   11,683
                                                   --------
                                                     80,800
                                                   --------
CONSTRUCTION MATERIALS -- 2.8%
EMCOR Group, Inc. *                          1,744   86,607
Perini Corp. *                                 573   17,402
Texas Industries, Inc.                         296   17,905
URS Corp. *                                  1,646   66,252

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                   SHARES  VALUE
--------------------------------------------- ------ --------
CONSTRUCTION MATERIALS - CONTINUED
Walter Industries, Inc.                         700  $ 46,634
                                                     --------
                                                      234,800
                                                     --------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. *                          227     4,027
Myers Industrials, Inc.                       1,201    19,204
                                                     --------
                                                       23,231
                                                     --------
ELECTRIC SERVICES -- 0.1%
Black Hills Corp.                               383    13,022
                                                     --------
ELECTRIC UTILITIES -- 2.2%
Allegheny Energy, Inc. *                        800    27,080
Cleco Corp.                                     696    15,542
El Paso Electric Co. *                          431     8,206
Mirant Corp. *                                1,700    42,500
NGP Capital Resources Co.                     1,517    20,631
Otter Tail Corp.                                525    15,063
Sierra Pacific Resources *                    2,073    28,628
Unisource Energy Corp.                          740    22,570
                                                     --------
                                                      180,220
                                                     --------
ELECTRICAL EQUIPMENT -- 2.0%
AO Smith Corp.                                  440    23,232
Credence Systems Corp. *                      1,273     9,344
Encore Wire Corp. *                             309    10,469
General Cable Corp. *                         2,200    66,726
Regal-Beloit Corp.                            1,338    56,557
                                                     --------
                                                      166,328
                                                     --------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
Anixter International, Inc.                   1,700    81,226
Checkpoint Systems, Inc. *                      368     9,892
CTS Corp.                                     1,320    17,662
Excel Technology, Inc. *                        660    19,450
Greatbatch, Inc. *                              503    11,021
Park Electrochemical Corp.                      502    14,809
PerkinElmer, Inc.                             1,650    38,725
ScanSource, Inc. *                              500    30,205
Teledyne Technologies, Inc. *                   440    15,664
Thomas & Betts Corp. *                          395    20,295
Veeco Instruments, Inc. *                       232     5,417
                                                     --------
                                                      264,366
                                                     --------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Energen Corp.                                   274     9,590
Lufkin Industries, Inc.                          87     4,823
Oil States International, Inc. *              2,083    76,759
                                                     --------
                                                       91,172
                                                     --------
FINANCIAL - DIVERSIFIED -- 3.5%
Apollo Investment Corp.                         892    15,886
CBIZ, Inc. *                                  1,074     8,592
Commercial Capital Bancorp, Inc.              4,881    68,627
Doral Financial Corp.                           220     2,541
Federal Agricultural Mortgage Corp. - Class C   578    17,005
Jackson Hewitt Tax Service, Inc.                127     4,011
Labranche & Co., Inc. *                         651    10,292
Ocwen Financial Corp. *                       1,950    19,929
Piper Jaffray Cos. *                            479    26,345
Prospect Energy Corp.                         2,193    36,031
SVB Financial Group *                           221    11,724

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                              SHARES  VALUE
---------------------------------------- ------ --------
FINANCIAL - DIVERSIFIED - CONTINUED
Tortoise Energy Capital Corp.            1,700  $ 38,641
Tortoise Energy Infrastructure Corp.       824    22,998
WSFS Financial Corp.                       170    10,681
                                                --------
                                                 293,303
                                                --------
FINANCIAL SERVICES -- 0.7%
Accredited Home Lenders Holding Co. *       77     3,941
ASTA Funding, Inc.                         127     4,224
CompuCredit Corp. *                        119     4,380
Delphi Financial Group - Class A           282    14,560
FirstFed Financial Corp. *                 566    33,852
                                                --------
                                                  60,957
                                                --------
FOOD & DRUG RETAILING -- 0.5%
Casey's General Stores, Inc.               727    16,626
Longs Drug Stores Corp.                     74     3,425
Smart & Final, Inc. *                      357     5,851
Terra Industries, Inc. *                 1,815    12,796
                                                --------
                                                  38,698
                                                --------
FOOD PRODUCTS -- 1.0%
Central Garden and Pet Co. *               199    10,575
Chiquita Brands International, Inc.      2,655    44,525
Corn Products International, Inc.          802    23,715
J&J Snack Foods Corp.                      131     4,400
                                                --------
                                                  83,215
                                                --------
FOOD RETAILERS -- 1.1%
Dominos Pizza, Inc.                        655    18,700
Nash Finch Co.                           2,400    71,760
                                                --------
                                                  90,460
                                                --------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Adeza Biomedical Corp. *                 1,000    21,130
Beckman Coulter, Inc.                      600    32,742
Cooper Cos., Inc. (The)                    900    48,627
DJ Orthopedics, Inc. *                     345    13,717
Hanger Orthopedic Group, Inc. *          3,600    25,020
Kinetic Concepts, Inc. *                 2,500   102,925
Molecular Devices Corp. *                  402    13,330
STERIS Corp.                               239     5,899
Sybron Dental Specialties, Inc. *          440    18,146
                                                --------
                                                 281,536
                                                --------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
Genesis HealthCare Corp. *                  80     3,515
LifePoint Hospitals, Inc. *              1,450    45,095
Odyssey Healthcare, Inc. *                 176     3,029
Option Care, Inc.                        1,600    22,624
Radiation Therapy Services, Inc. *         217     5,536
Stewart Enterprises, Inc.                1,885    10,763
                                                --------
                                                  90,562
                                                --------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Bluegreen Corp. *                          167     2,208
Century Casinos, Inc. *                  5,600    59,584
Lakes Entertainment, Inc. *              3,200    34,816
Luby's, Inc. *                           1,510    18,860
Multimedia Games, Inc. *                 1,206    17,945
Penn National Gaming, Inc. *               900    37,962
Speedway Motorsports, Inc.                 440    16,813
Sunterra Corp. *                           687     9,810

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                 SHARES  VALUE
------------------------------------------- ------ --------
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Vail Resorts, Inc. *                          618  $ 23,620
                                                   --------
                                                    221,618
                                                   --------
HOUSEHOLD DURABLES -- 0.5%
Fleetwood Enterprises, Inc. *                 833     9,305
Stanley Furniture Co., Inc.                   638    18,661
WCI Communities, Inc. *                       479    13,326
                                                   --------
                                                     41,292
                                                   --------
INDUSTRIAL - DIVERSIFIED -- 0.6%
Crane Co.                                     290    11,893
Shaw Group, Inc. (The) *                      480    14,592
Trinity Industries, Inc.                      435    23,660
                                                   --------
                                                     50,145
                                                   --------
INSURANCE -- 4.4%
Alfa Corp.                                    842    14,432
American Equity Investment Life Holding Co.   199     2,854
AmerUs Group Co.                              128     7,711
Arch Capital Group, Ltd. *                  1,300    75,062
Aspen Insurance Holdings, Ltd.              1,100    27,126
Endurance Specialty Holdings, Ltd.          1,150    37,432
FBL Financial Group, Inc. - Class A           295    10,163
Harleysville Group, Inc.                      658    19,536
Horace Mann Educators Corp.                   767    14,419
Odyssey Re Holdings Corp.                   1,100    23,870
Ohio Casualty Corp.                           416    13,187
Philadelphia Consolidated Holding Corp. *     192     6,555
Phoenix Cos., Inc.                          1,263    20,587
Platinum Underwriters Holdings, Ltd.        1,400    40,740
ProAssurance Corp. *                           42     2,184
RLI Corp.                                     181    10,371
Safety Insurance Group, Inc.                  450    20,547
U.S.I. Holdings Corp. *                     1,153    18,598
                                                   --------
                                                    365,374
                                                   --------
INTERNET SOFTWARE & SERVICES -- 1.3%
Avocent Corp. *                               385    12,220
Corillian Corp. *                           1,800     7,002
McData Corp. *                                914     4,223
SonicWALL, Inc. *                           1,769    12,542
United Online, Inc.                         4,241    54,539
Vignette Corp. *                            1,100    16,225
                                                   --------
                                                    106,751
                                                   --------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
JAKKS Pacific, Inc. *                         353     9,439
MarineMax, Inc. *                             103     3,453
Oakley, Inc.                                  171     2,910
                                                   --------
                                                     15,802
                                                   --------
MACHINERY -- 3.9%
AGCO Corp. *                                1,013    21,010
Albany International Corp. - Class A          462    17,598
Applied Industrial Technologies, Inc.         166     7,404
Barnes Group, Inc.                            387    15,673
Bucyrus International, Inc. - Class A         525    25,300
Gardner Denver, Inc. *                        115     7,498
Insteel Industries, Inc.                    1,100    62,458
Kennametal Inc.                               410    25,067
Lincoln Electric Holdings, Inc.               470    25,375
NACCO Industries Inc. - Class A                37     5,697

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                      SHARES  VALUE
------------------------------------------------ ------ --------
MACHINERY - CONTINUED
Terex Corp. *                                       843 $ 66,799
Watts Water Technologies, Inc. - Class A          1,100   39,974
                                                        --------
                                                         319,853
                                                        --------
MEDIA -- 0.4%
Radio One, Inc. - Class D *                         887    6,617
Scholastic Corp. *                                  381   10,195
World Wrestling Entertainment, Inc.               1,171   19,790
                                                        --------
                                                          36,602
                                                        --------
METALS & MINING -- 7.7%
A. M. Castle & Co.                                1,200   35,400
Cameco Corp.                                      2,200   79,200
Carpenter Technology Corp.                          141   13,327
Century Aluminum Co. *                              900   38,205
Commercial Metals Co.                               186    9,949
Foundation Coal Holdings, Inc.                      684   28,140
Northern Orion Resources, Inc. *                 11,300   51,076
Northwest Pipe Co. *                              1,000   30,350
Novamerican Steel, Inc. *                           800   36,760
Oregon Steel Mills, Inc. *                        1,700   86,989
Quanex Corp.                                        252   16,791
Reliance Steel & Aluminum Co.                       284   26,673
RTI International Metals, Inc. *                  1,600   87,760
Ryerson Tull, Inc.                                  689   18,438
Steel Dynamics, Inc.                                 87    4,935
Uranium Resources, Inc. *                        25,300   47,311
Yamana Gold, Inc. *                               2,600   24,076
                                                        --------
                                                         635,380
                                                        --------
OFFICE FURNISHING & SUPPLIES -- 0.5%
IKON Office Solutions, Inc.                       2,850   40,613
                                                        --------
OIL & GAS -- 7.7%
Atwood Oceanics, Inc. *                             500   50,505
Cabot Oil & Gas Corp.                               470   22,527
Cimarex Energy Co.                                  510   22,062
Edge Petroleum Corp. *                              522   13,039
Frontier Oil Corp.                                1,200   71,220
Grant Prideco, Inc. *                               600   25,704
Helmerich & Payne, Inc.                             194   13,545
Holly Corp.                                         500   37,060
Laclede Group, Inc. (The)                           100    3,442
McMoRan Exploration Co. *                         2,300   41,032
Nicor, Inc.                                         260   10,286
Petrohawk Energy Corp. *                          3,100   42,470
RPC, Inc.                                           581   13,276
South Jersey Industries, Inc.                       462   12,599
Southern Union Co.                                3,300   81,939
Southwest Gas Corp.                                 632   17,664
Stone Energy Corp. *                                291   12,842
Superior Energy Services, Inc. *                  1,200   32,148
Swift Energy Co. *                                  382   14,310
Tidewater, Inc.                                     600   33,138
W&T Offshore, Inc.                                  499   20,115
Willbros Group, Inc. *                            2,300   46,782
                                                        --------
                                                         637,705
                                                        --------
PHARMACEUTICALS -- 1.8%
Albany Molecular Research, Inc. *                   295    2,997
Alpharma, Inc. - Class A                            588   15,770
Charles River Laboratories International, Inc. *    550   26,961
Par Pharmaceutical Cos., Inc. *                   1,150   32,407

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                    SHARES  VALUE
---------------------------------------------- ------ --------
PHARMACEUTICALS - CONTINUED
Savient Pharmaceuticals, Inc. *                 2,179 $ 11,614
SFBC International, Inc. *                      1,500   36,570
Vertex Pharmaceuticals, Inc. *                    560   20,491
                                                      --------
                                                       146,810
                                                      --------
REAL ESTATE -- 8.5%
Aames Investment Corp. (REIT)                  10,300   58,504
American Home Mortgage Investment Corp. (REIT)    385   12,016
Anthracite Capital, Inc. (REIT)                 1,233   13,538
Arbor Realty Trust, Inc. (REIT)                   408   11,012
Ashford Hospitality Trust, Inc. (REIT)            737    9,139
BioMed Realty Trust, Inc. (REIT)                  116    3,438
Colonial Properties Trust (REIT)                  336   16,844
Commercial Net Lease Realty, Inc. (REIT)          723   16,846
DiamondRock Hospitality Co. (REIT)              1,430   19,748
Digital Realty Trust, Inc. (REIT)                 654   18,423
Entertainment Properties Trust (REIT)             327   13,728
Equity Inns, Inc. (REIT)                        1,300   21,060
Equity One, Inc. (REIT)                           685   16,824
FelCor Lodging Trust, Inc. (REIT)               1,104   23,294
First Potomac Realty Trust (REIT)                 508   14,351
GMH Communities Trust (REIT)                    1,500   17,460
Gramercy Capital Corp. (REIT)                     637   15,880
Highwoods Properties, Inc. (REIT)                 340   11,468
Innkeepers USA Trust (REIT)                     1,088   18,442
Kilroy Realty Corp. (REIT)                        296   22,869
KKR Financial Corp. (REIT)                      2,700   60,561
LaSalle Hotel Properties (REIT)                   437   17,917
MeriStar Hospitality Corp. (REIT) *             1,772   18,393
MortgageIT Holdings, Inc. (REIT)                5,500   59,565
Newcastle Investment Corp. (REIT)               1,400   33,488
Novastar Financial, Inc. (REIT)                 2,200   73,568
OMEGA Healthcare Investors, Inc. (REIT)           408    5,720
Post Properties, Inc. (REIT)                      250   11,125
RAIT Investment Trust (REIT)                      453   12,793
Sovran Self Storage, Inc. (REIT)                  303   16,726
Strategic Hotel Capital, Inc. (REIT)              210    4,889
Sunstone Hotel Investors, Inc. (REIT)             531   15,383
Trammell Crow Co. *                               632   22,537
                                                      --------
                                                       707,549
                                                      --------
RETAIL - SPECIALTY -- 2.6%
Buckle, Inc.                                      309   12,654
Charlotte Russe Holding, Inc. *                   990   21,186
Conn's, Inc. *                                    344   11,751
Deb Shops, Inc.                                   500   14,850
Genesco, Inc. *                                   250    9,723
Group 1 Automotive, Inc.                          493   23,437
Gymboree Corp. (The) *                            770   20,051
Lithia Motors, Inc. - Class A                     382   13,255
Men's Wearhouse, Inc.                             401   14,412
RC2 Corp. *                                       173    6,887
Sports Authority, Inc. *                          397   14,649
Stage Stores, Inc.                                660   19,635
Stride Rite Corp.                               2,153   31,175
                                                      --------
                                                       213,665
                                                      --------
ROAD & RAIL -- 0.4%
Arkansas Best Corp.                               417   16,313
Dollar Thrifty Automotive Group *                  80    3,632

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

SECURITY
DESCRIPTION                                              SHARES     VALUE
------------------------------------------------------- -------- ----------
ROAD & RAIL - CONTINUED
Sirva, Inc. *                                              1,187 $   10,125
                                                                 ----------
                                                                     30,070
                                                                 ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
AMIS Holdings, Inc. *                                      1,800     16,308
Amkor Technology, Inc. *                                   2,090     18,058
Conexant System, Inc. *                                    2,800      9,660
Entegris, Inc. *                                             774      8,235
PortalPlayer, Inc. *                                         535     11,893
Standard Microsystems Corp. *                                245      6,365
Zoran Corp. *                                                986     21,574
                                                                 ----------
                                                                     92,093
                                                                 ----------
SOFTWARE -- 1.3%
Applix, Inc. *                                             5,200     39,676
JDA Software Group, Inc. *                                 1,780     25,703
Lawson Software, Inc. *                                    2,300     17,641
Magma Design Automation, Inc. *                              461      3,988
MRO Software, Inc. *                                       1,210     19,311
Progress Software Corp. *                                    107      3,113
                                                                 ----------
                                                                    109,432
                                                                 ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.5%
Cincinnati Bell, Inc. *                                    2,823     12,760
Golden Telecom, Inc.                                         435     13,072
Valor Communications Group, Inc.                           1,430     18,819
                                                                 ----------
                                                                     44,651
                                                                 ----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.5%
InPhonic, Inc. *                                           4,200     29,358
Price Communications Corp. *                                 899     15,903
                                                                 ----------
                                                                     45,261
                                                                 ----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
Charming Shoppes, Inc. *                                   1,600     23,792
K-Swiss, Inc. - Class A                                      550     16,577
Phillips-Van Heusen Corp.                                    237      9,056
Steven Madden, Ltd. *                                        212      7,526
Warnaco Group, Inc. (The) *                                1,450     34,800
Wellman, Inc.                                                999      6,353
                                                                 ----------
                                                                     98,104
                                                                 ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Handleman Co.                                              1,400     13,440
                                                                 ----------
TRANSPORTATION -- 0.1%
GATX Corp.                                                   290     11,974
                                                                 ----------
Total Common Stocks (Cost $6,868,795)                             7,872,104
                                                                 ----------
SHORT-TERM INVESTMENT -- 5.8%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/31/06 at 1.40% to be repurchased at $478,055
  on 04/03/06 collateralized by $475,000 U.S. Treasury
  Note at 5.500% due 05/15/09 with a value of $493,406.
  (Cost -- $478,000)                                    $478,000    478,000
                                                                 ----------
TOTAL INVESTMENTS -- 100.8% (Cost $7,346,795#)                    8,350,104
                                                                 ----------
Other Assets and Liabilities (net) -- (0.8)%                        (65,431)
                                                                 ----------
TOTAL NET ASSETS -- 100.0%                                       $8,284,673
                                                                 ==========

Portfolio Footnotes

*  Non-income producing security
#  Aggregate cost for federal income tax purposes is substantially the same.

REIT - Real Estate Investment Trust

   For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
TRAVELERS QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                                          PAR
SECURITY DESCRIPTION                                                                     AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 53.3%
AEROSPACE & DEFENSE -- 0.9%
Northrop Grumman Corp.
   4.079%, due 11/16/06                                                                $ 1,100,000 $ 1,092,304
   7.125%, due 02/15/11                                                                    400,000     426,380
                                                                                                   -----------
                                                                                                     1,518,684
                                                                                                   -----------
ASSET-BACKED SECURITIES -- 1.1%
California Infrastructure PG&E-1 - Class A7 6.420%, due 09/25/08                           231,940     233,073
Chase Funding Mortgage Loan Asset-Backed Certificates - Class 1A5 5.833%, due 04/25/32   1,000,000   1,002,081
Chase Issuance Trust - Class A4 4.230%, due 01/15/13                                       750,000     723,975
                                                                                                   -----------
                                                                                                     1,959,129
                                                                                                   -----------
AUTOMOBILES -- 0.8%
DaimlerChrysler North America Holding Corp. 7.300%, due 01/15/12 (b)                     1,300,000   1,375,293
                                                                                                   -----------
BANKS -- 6.3%
ABN AMRO Bank NV 4.800%, due 05/11/07 (a)                                                1,720,000   1,721,718
Bank of America Corp. 5.375%, due 06/15/14                                               1,000,000     988,274
HSBC Bank USA 5.875%, due 11/01/34 (b)                                                     700,000     677,403
Huntington National Bank 4.650%, due 06/30/09                                              700,000     685,764
Rabobank Capital Funding Trust III 5.254%, due 12/31/16 (144A) (c)                         300,000     284,097
RBS Capital Trust I 4.709%, due 12/29/49                                                   500,000     463,695
Royal Bank of Scotland Group Plc 5.050%, due 01/08/15                                      800,000     769,597
U.S. Bank North America
   2.870%, due 02/01/07                                                                  1,800,000   1,763,615
   4.950%, due 10/30/14 (b)                                                              1,000,000     957,779
Wachovia Bank North America
   4.800%, due 11/01/14                                                                    500,000     470,928
   5.070%, due 11/03/14 (a)                                                              1,400,000   1,412,996
Washington Mutual Bank FA. 5.125%, due 01/15/15 (b)                                        900,000     852,608
                                                                                                   -----------
                                                                                                    11,048,474
                                                                                                   -----------
BEVERAGES -- 1.0%
Bottling Group LLC 4.625%, due 11/15/12                                                    700,000     667,840
PepsiAmericas, Inc. 4.875%, due 01/15/15                                                 1,200,000   1,142,048
                                                                                                   -----------
                                                                                                     1,809,888
                                                                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.4%
Banc of America Commercial Mortgage, Inc. - Class AJ 4.870%, due 12/10/42                2,800,000   2,648,860
Commercial Mortgage Pass Through Certificates - Class A5B 5.167%, due 06/10/44           3,200,000   3,098,536
JP Morgan Chase Commercial Mortgage Securities Corp. - Class A4B 4.996%, due 08/15/42      850,000     812,234
JP Morgan Chase Commercial Mortgage Securities Corp. - Class AJ 4.922%, due 01/15/42     3,000,000   2,844,993
JP Morgan Chase Commercial Mortgage Securities Corp. - Class AM 4.999%, due 10/15/42       950,000     906,752
LB-UBS Commercial Mortgage Trust - Class AJ 4.806%, due 02/15/40                           900,000     847,115
                                                                                                   -----------
                                                                                                    11,158,490
                                                                                                   -----------
ELECTRIC UTILITIES -- 4.1%
Dominion Resources, Inc. Series F 5.250%, due 08/01/33 (b)                                 700,000     666,368
Pepco Holdings, Inc. 5.500%, due 08/15/07                                                2,800,000   2,801,207
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (c)                                     1,700,000   1,637,659
Xcel Energy, Inc. 3.400%, due 07/01/08                                                   2,200,000   2,106,016
                                                                                                   -----------
                                                                                                     7,211,250
                                                                                                   -----------
FINANCIAL - DIVERSIFIED -- 11.5%
AIG SunAmerica Global Financing VII 5.850%, due 08/01/08 (144A) (c)                      1,000,000   1,011,290
American General Finance Corp. 3.875%, due 10/01/09                                      1,700,000   1,619,393

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
TRAVELERS QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT       VALUE
-------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED - CONTINUED
Capital One Bank 5.000%, due 06/15/09                         $ 1,170,000 $ 1,156,963
Capital One Financial Corp. 5.500%, due 06/01/15                  500,000     486,136
Caterpillar Financial Services 4.700%, due 03/15/12             1,500,000   1,441,465
Countrywide Financial Corp., Series A 4.500%, due 06/15/10        900,000     862,945
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11     1,330,000   1,237,001
Credit Suisse First Boston USA, Inc.
   3.875%, due 01/15/09                                         1,100,000   1,059,409
   6.125%, due 11/15/11                                           600,000     617,048
Ford Motor Credit Co. 5.700%, due 01/15/10 (b)                    200,000     177,630
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (c)              600,000     572,089
Goldman Sachs Group, Inc. 5.250%, due 10/15/13 (b)              2,100,000   2,047,576
HSBC Finance Corp. 6.375%, due 10/15/11                         2,600,000   2,700,916
JPMorgan Chase & Co. 5.250%, due 05/01/15 (b)                     800,000     773,866
Lehman Brothers Holdings, Inc., Series G 4.800%, due 03/13/14   1,300,000   1,234,441
Merrill Lynch & Co., Inc., Series C
   4.125%, due 09/10/09                                           700,000     672,917
   4.250%, due 02/08/10                                           700,000     672,714
   5.000%, due 01/15/15 (b)                                       700,000     669,024
Morgan Stanley 5.050%, due 01/21/11                             1,100,000   1,079,426
                                                                          -----------
                                                                           20,092,249
                                                                          -----------
FOOD PRODUCTS -- 1.8%
Delhaize America, Inc. 9.000%, due 04/15/31                       300,000     348,505
Fred Meyer, Inc. 7.450%, due 03/01/08                           1,300,000   1,344,066
Safeway, Inc. 6.500%, due 03/01/11                              1,400,000   1,443,480
                                                                          -----------
                                                                            3,136,051
                                                                          -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
WellPoint, Inc. 6.800%, due 08/01/12                              700,000     744,670
                                                                          -----------
HOMEBUILDERS -- 0.3%
D.R. Horton, Inc. 5.250%, due 02/15/15                            600,000     549,931
                                                                          -----------
INDUSTRIAL - DIVERSIFIED -- 2.4%
General Electric Co. 5.000%, due 02/01/13                       2,400,000   2,337,809
Tyco International Group S.A. 6.125%, due 11/01/08              1,800,000   1,825,475
                                                                          -----------
                                                                            4,163,284
                                                                          -----------
INSURANCE -- 1.7%
Berkshire Hathaway Finance Corp.
   4.810%, due 05/16/08 (a)                                       300,000     300,257
   4.750%, due 05/15/12                                           700,000     676,280
GE Global Insurance Holding Corp. 7.000%, due 02/15/26            400,000     439,060
MassMutual Global Funding II 2.550%, due 07/15/08 (144A) (c)    1,700,000   1,600,416
                                                                          -----------
                                                                            3,016,013
                                                                          -----------
MEDIA -- 4.3%
Clear Channel Communications, Inc. 4.400%, due 05/15/11           400,000     367,020
Comcast Cable Communications, Inc. 8.500%, due 05/01/27           900,000   1,072,561
COX Communications, Inc. 7.125%, due 10/01/12                   1,500,000   1,575,633
Liberty Media Corp. 6.410%, due 09/17/06 (a)                      879,000     883,694
Time Warner, Inc. 6.150%, due 05/01/07 (b)                      3,600,000   3,627,918
                                                                          -----------
                                                                            7,526,826
                                                                          -----------
OIL & GAS -- 3.2%
Anadarko Finance Co., Series B 6.750%, due 05/01/11               700,000     738,366
Consolidated Natural Gas Co. 5.000%, due 12/01/14                 300,000     281,744
Cooper Cameron Corp. 2.650%, due 04/15/07                         400,000     386,900

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
TRAVELERS QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                           PAR
SECURITY DESCRIPTION                                                      AMOUNT       VALUE
-----------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Devon Financing Corp. ULC 6.875%, due 09/30/11                          $ 1,000,000 $ 1,061,438
Duke Capital LLC 4.331%, due 11/16/06                                       700,000     696,152
Kinder Morgan Energy Partners LP 5.125%, due 11/15/14                       300,000     284,749
Phelps Dodge Corp. 8.750%, due 06/01/11                                     600,000     678,778
PSEG Energy Holdings LLC 8.625%, due 02/15/08                               750,000     785,625
Southern California Gas Co., Series II 4.375%, due 01/15/11                 700,000     669,774
                                                                                    -----------
                                                                                      5,583,526
                                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.4%
International Paper Co. 5.300%, due 04/01/15                                700,000     657,303
                                                                                    -----------
PHARMACEUTICALS -- 1.3%
Wyeth 5.500%, due 02/01/14                                                2,200,000   2,174,174
                                                                                    -----------
REAL ESTATE -- 1.6%
AvalonBay Communities, Inc. (REIT) 4.950%, due 03/15/13                     100,000      95,559
Colonial Realty LP 4.750%, due 02/01/10                                     500,000     482,404
HRPT Properties Trust (REIT) 6.250%, due 08/15/16                           500,000     504,835
iStar Financial, Inc. (REIT) 6.000%, due 12/15/10                           660,000     664,886
Kimco Realty Corp. (REIT) 4.880%, due 08/01/06 (a)                          200,000     200,058
Nationwide Health Properties, Inc. (REIT) 6.900%, due 10/01/37              250,000     257,291
Simon Property Group LP (REIT)
   4.600%, due 06/15/10                                                     300,000     289,556
   5.100%, due 06/15/15                                                     300,000     284,277
                                                                                    -----------
                                                                                      2,778,866
                                                                                    -----------
SOFTWARE -- 0.8%
Computer Associates International, Inc. 5.250%, due 12/01/09 (144A) (c)   1,500,000   1,461,281
                                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.0%
Deutsche Telekom International Finance BV 8.250%, due 06/15/30              600,000     719,808
SBC Communications, Inc. 6.450%, due 06/15/34                               700,000     691,229
Sprint Capital Corp. 6.125%, due 11/15/08                                 1,350,000   1,374,760
Telecom Italia Capital S.A. 4.000%, due 01/15/10                            700,000     658,631
                                                                                    -----------
                                                                                      3,444,428
                                                                                    -----------
TOBACCO -- 1.0%
Altria Group, Inc. 5.625%, due 11/04/08                                   1,700,000   1,707,036
                                                                                    -----------
Total Domestic Bonds & Debt Securities
  (Cost $95,682,920)                                                                 93,116,846
                                                                                    -----------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 44.0%
Federal National Mortgage Assoc.
   1.750%, due 06/16/06                                                   2,400,000   2,384,242
   4.000%, due 02/09/07                                                   2,600,000   2,576,046
U.S. Treasury Bonds 5.250%, due 02/15/29 (b)                              1,100,000   1,129,821
U.S. Treasury Notes
   2.875%, due 11/30/06 (b)                                              21,000,000  20,735,862
   2.750%, due 08/15/07 (b)                                               2,600,000   2,528,196
   4.000%, due 08/31/07 (b)                                              12,000,000  11,863,596
   3.000%, due 02/15/08 (b)                                              18,000,000  17,417,124
   3.375%, due 11/15/08 (b)                                               6,520,000   6,291,291
   3.875%, due 05/15/10 (b)                                                 200,000     192,969
   4.125%, due 08/15/10-05/15/15 (b)                                      5,450,000   5,247,993
   4.250%, due 10/15/10-08/15/15 (b)                                      2,900,000   2,768,302
   4.500%, due 11/15/15 (b)                                               4,000,000   3,882,816
                                                                                    -----------
Total U. S. Government & Agency Obligations (Cost $78,180,679)                       77,018,258
                                                                                    -----------

                     See Notes to Portfolio of Investments

THE TRAVELERS SERIES TRUST
TRAVELERS QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                                      PAR
SECURITY DESCRIPTION                                                                                 AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT - TERM INVESTMENTS -- 26.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.250% to be repurchased at
  $3,148,590 on 04/03/06 collateralized by $3,015,000 U.S. Treasury Note at 6.500% due 02/15/10
  with a value of $3,214,743.                                                                      $ 3,148,000 $  3,148,000
State Street Navigator Securities Lending Prime Portfolio (d)                                       43,617,160   43,617,160
                                                                                                               ------------
Total Short - Term Investments
  (Cost $46,765,160)                                                                                             46,765,160
                                                                                                               ------------
TOTAL INVESTMENTS -- 124.1% (Cost $220,628,759#)                                                                216,900,264
                                                                                                               ------------
Other Assets and Liabilities (net) -- (24.1)%                                                                   (42,043,876)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0%                                                                                     $174,856,388
                                                                                                               ============

Portfolio Footnotes
(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.
(b) All or a portion of security out on loan.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 3.76% of net assets.
(d) Represents investment of collateral received from securities lending transactions.
# Aggregate cost for federal income tax purposes is substantially the same. AIG - American International Guaranty

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

The following table summarizes the credit composition of the portfolio holdings of the Travelers Quality Bond Portfolio at March 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                              PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY       PORTFOLIO
--------------------------------------------------------
AAA/Government/Government Agency                55.87%
AA                                               4.92
A                                               17.77
BBB                                             20.15
BB                                               1.29
                                                -----
TOTAL                                             100%
                                                =====

THE TRAVELERS SERIES TRUST
U.S. GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2006
(Percentage of Net Assets)

                                                                                             PAR
SECURITY DESCRIPTION                                                                        AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 16.4%

COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ 4.889%,
  due 11/15/37                                                                           $  2,680,000 $  2,535,493
Financing Corp. (FICO) Strips, Series 13 5.267%, due 06/27/11                              13,949,000   10,741,748
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A3A 5.510%, due 11/10/45        3,000,000    2,978,001
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX, Class AJ 4.951%, due 01/12/37                                              4,950,000    4,708,473
Series 2005-CB12, Class AM 4.948%, due 09/12/37                                             6,350,000    6,037,933
Series 2005-LDP4, Class AM 4.999%, due 10/15/42                                             1,250,000    1,193,094
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ 4.858%, due 12/15/39             5,500,000    5,201,907
Residential Funding Mortgage Securities, Series 2003-S20, Class 2A1 4.750%, due 12/25/18    3,676,800    3,529,728
Resolution Funding Corp. Strips 3.466%, due 01/15/21                                       10,000,000    4,641,470
                                                                                                      ------------
                                                                                                        41,567,847
                                                                                                      ------------
Total Domestic Bonds & Debt Securities (Cost $42,331,873)                                               41,567,847
                                                                                                      ------------
U. S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 34.4%
Federal Home Loan Mortgage Corp.
   4.000%, due 05/01/19                                                                       196,340      183,407
   5.000%, due 08/01/19-10/01/35                                                           12,871,937   12,326,612
   8.500%, due 06/15/21                                                                       280,953      280,898
   8.000%, due 09/01/30                                                                        33,763       35,953
   7.500%, due 05/01/32                                                                       355,424      371,433
   4.500%, due 04/01/33-04/01/35                                                            4,137,362    3,827,133
   5.500%, due 07/01/35                                                                     2,717,477    2,654,914
Federal National Mortgage Assoc.
   7.500%, due 02/01/16-11/01/29                                                              219,938      230,147
   4.500%, due 05/01/19-04/01/20                                                            5,677,644    5,435,212
   4.000%, due 08/01/19-05/01/33                                                            2,468,177    2,270,047
   5.000%, due 10/01/20-11/01/35                                                           16,534,776   15,770,969
   5.500%, due 09/01/24-12/01/35                                                           19,105,597   18,699,898
   6.500%, due 12/01/27-05/01/32                                                              737,604      753,374
   6.250%, due 05/15/29                                                                     3,000,000    3,379,203
   6.000%, due 04/01/35                                                                    11,024,821   11,033,672
Government National Mortgage Assoc.
   9.000%, due 08/15/08-09/15/09                                                              167,606      173,583
   8.500%, due 03/15/18-05/15/18                                                               54,280       58,437
   5.500%, due 09/15/34-12/15/35                                                            9,872,679    9,783,739
                                                                                                      ------------
Total U. S. Government Agency Mortgage Backed Securities (Cost $88,698,412)                             87,268,631
                                                                                                      ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 47.4%
National Archives Facility Trust, COP 8.500%, due 09/01/19                                  5,337,568    6,336,163
Tennessee Valley Authority 7.125%, due 05/01/30                                             9,000,000   11,180,313
U.S. Treasury Bond
   8.875%, due 02/15/19 (a)                                                                 7,200,000    9,803,815
   6.250%, due 08/15/23 (a)                                                                22,500,000   25,525,215
   6.875%, due 08/15/25 (a)                                                                 1,500,000    1,831,524
   5.250%, due 11/15/28 (a)                                                                12,685,000   13,028,890
U.S. Treasury Note
   4.125%, due 05/15/15 (a)                                                                28,800,000   27,223,891
   4.500%, due 11/15/15 (a)                                                                 8,500,000    8,250,984
U.S. Treasury Strip
   3.744%, due 11/15/09                                                                     7,500,000    6,283,763
   3.248%, due 02/15/27 (a)                                                                28,000,000    9,829,792

THE TRAVELERS SERIES TRUST
U.S. GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2006
(Percentage of Net Assets)

                                                                                            PAR
SECURITY DESCRIPTION                                                                       AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- CONTINUED
   2.964%, due 11/15/27                                                                 $  3,000,000 $   1,016,442
                                                                                                     -------------
Total U. S. Government & Agency Obligations (Cost $123,601,390)                                        120,310,792
                                                                                                     -------------
SHORT - TERM INVESTMENTS -- 26.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/06 at 2.25% to be repurchased at $2,613,490 on 04/03/06 collateralized by $2,745,000 U.S. Treasury Note
  4.00% due 03/15/10 with a value of $2,666,567. 2.250%, due 04/03/06                      2,613,000     2,613,000
State Street Navigator Securities Lending Prime Portfolio (b)                             63,391,878    63,391,878
                                                                                                     -------------
Total Short - Term Investments
  (Cost $66,004,878)                                                                                    66,004,878
                                                                                                     -------------
TOTAL INVESTMENTS -- 124.2% (Cost $320,636,553#)                                                       315,152,148
                                                                                                     -------------
Other Assets and Liabilities (net) -- (24.2)%                                                          (61,480,381)
                                                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                                                           $ 253,671,767
                                                                                                     =============

Portfolio Footnotes
(a) All or a portion of security is out on loan.
(b) Represents investment of collateral received from securities lending transactions.
#   Aggregate cost for federal income tax purposes is substantially the same.

    COP - Certificate of Participation

    For information regarding the Portfolio's policy regarding valuation of the investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                     See Notes to Portfolio of Investments

The following table summarizes the credit composition of the portfolio holdings of the US Government Securities Portfolio at March 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                       PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                PORTFOLIO
-----------------------------------------------------------------
AAA/Government/Government Agency                           95.69%
Equities/Others                                             4.31
Total:                                                    100.00%
                                                         -------

NOTES TO PORTFOLIO OF INVESTMENTS

At March 31, 2006, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                             GROSS         GROSS      NET UNREALIZED
                                                           FEDERAL INCOME  UNREALIZED    UNREALIZED   APPRECIATION/
PORTFOLIO                                                     TAX COST    APPRECIATION (DEPRECIATION) (DEPRECIATION)
---------                                                  -------------- ------------ -------------- --------------
Convertible Securities Portfolio                             93,037,878     8,394,482    1,003,683       7,390,799
Disciplined Mid Cap Stock Portfolio                         194,920,452    27,269,013    2,265,884      25,003,129
Equity Income Portfolio                                     351,781,130    36,315,877    7,578,426      28,737,451
Federated High Yield Portfolio                               79,015,802     2,654,142    1,617,990       1,036,152
Federated Stock Portfolio                                    24,396,298     3,850,082    1,108,696       2,741,386
Large Cap Portfolio                                         249,729,353    25,557,635    9,458,521      16,099,114
Managed Allocation Series: Aggressive Portfolio               6,920,733       579,070            0         579,070
Managed Allocation Series: Conservative Portfolio             6,420,100        88,528       37,888          50,640
Managed Allocation Series: Moderate Portfolio                30,474,771     1,367,585       96,915       1,270,670
Managed Allocation Series: Moderate-Aggressive Portfolio     34,031,543     1,879,207       71,444       1,807,763
Managed Allocation Series: Moderate-Conservative Portfolio    6,169,812       238,534       22,148         216,386
Mercury Large Cap Core Portfolio                            111,694,380    28,008,042    3,405,061      24,602,981
MFS Mid Cap Growth Portfolio                                339,855,784    57,839,501    4,929,364      52,910,137
MFS Value Portfolio                                          67,753,480    11,462,730    1,520,453       9,942,277
Mondrian International Stock Portfolio                      231,937,390    39,657,114    2,887,272      36,769,842
Pioneer Fund                                                 41,451,559    10,949,557      601,890      10,347,667
Pioneer Mid Cap Value Portfolio                               7,702,564       533,264      115,131         418,133
Style Focus Series: Small Cap Growth Portfolio                7,591,980     1,522,473      159,598       1,362,875
Style Focus Series: Small Cap Value Portfolio                 7,346,795     1,169,025      165,716       1,003,309
Travelers Quality Bond Portfolio                            220,628,759       595,522    4,324,017      (3,728,495)
U.S. Government Securities Portfolio                        320,636,553     3,252,874    8,737,279      (5,484,405)

As of March 31, 2006, the market value of 144A securities for each portfolio was as follows:

                                                             % OF TOTAL
PORTFOLIO                                       MARKET VALUE NET ASSETS
---------                                       ------------ ----------
Convertible Securities Portfolio                 17,226,467    16.77%
Equity Income                                       236,250     0.10%
Federated High Yield Portfolio                   11,071,886    13.63%
Travelers Quality Bond Portfolio                  6,566,832     3.76%

As of March 31, 2006, the market value of securities loaned and the collateral received for each portfolio were as follows:

                                                           MARKET VALUE OF
                                        MARKET VALUE OF   COLLATERAL BACKED
PORTFOLIO                              SECURITIES ON LOAN      BY CASH
---------                              ------------------ -----------------
Equity Income Portfolio                    32,849,384        33,727,890
MFS Mid Cap Growth Portfolio               52,318,465        53,604,081
Mondrian International Stock Portfolio     52,109,808        54,762,832
Travelers Quality Bond Portfolio           42,741,209        43,617,160
U.S. Government Securities Portfolio       62,149,361        63,391,878

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S RATINGS SERVICE ("STANDARD & POOR'S") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE ("MOODY'S") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TRAVELERS SERIES TRUST

By:   /s/ Elizabeth M. Forget
      -------------------------
      Elizabeth M. Forget
      President

Date: May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Elizabeth M. Forget
      -----------------------------------
      Elizabeth M. Forget
      President

Date: May 19, 2006

By:   /s/ Peter Duffy
      -----------------------------------
      Peter Duffy
      Chief Financial Officer and Treasurer

Date: May 19, 2006